File Numbers 333-182763
811-04294

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
☐
Post-Effective Amendment No. 33
☒
And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 386
☒

Variable Annuity Account
(Exact Name of Registrant)

Minnesota Life Insurance Company
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
651-665-3500
(Depositor’s Telephone Number, including Area Code)

Renee D. Montz, Esq.
Senior Vice President, General Counsel and Secretary

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b) of Rule 485
☒
on May 1, 2024 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐
on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:

☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Annuity Contracts

MultiOption® Guide
Variable Annuity Contract
Minnesota Life Insurance Company
MinnesotaLife
400 Robert Street North • St. Paul, Minnesota 55101-2098 • Telephone: 844-878-2199 • http://www.securian.com
This Prospectus describes an individual, flexible payment, Variable Annuity Contract (“the Contract”) offered by the Minnesota Life Insurance Company. There are 2 series described in the Prospectus: B Series and L Series. L Series is not available for contracts applied for on or after May 1, 2017. This contract is designed for long-term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
If you are a new investor in the contract, you may cancel your contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
You may invest your Contract Values in our Variable Annuity Account or certain Guaranteed Interest Options that are available.
Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the Sub-Accounts you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Sub-Accounts. Each Sub-Account invests in a corresponding (mutual fund) Portfolio.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.
This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The contracts involve risks, including potential loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
The date of this Prospectus and of the Statement of Additional Information is: May 1, 2024.

This Prospectus is not an offering in any jurisdiction in which the offering would be unlawful. We have not authorized any dealer, salesperson, financial professional or other person to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, you should not rely on them.

Special Terms
As used in this Prospectus, the following terms have the indicated meanings:
Accumulation Unit: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this contract before Annuity Payments begin.
Accumulation Unit Value: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account
Activities of Daily Living (ADL): The activities of daily living refer to basic functional abilities that ensure the ability for self-care and ability to live independently without substantial assistance from another individual. The six activities of daily living are:
(1)
Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
(2)
Continence: The ability to maintain control of bowel and bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).
(3)
Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
(4)
Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
(5)
Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.
(6)
Transferring: Moving into or out of a bed, chair or wheelchair.
Annuitant: the natural person named as Annuitant upon whose lifetime Annuity Payment benefits will be determined under the contract. An Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date.
Annuity Payments: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.
Annuity Unit: an accounting unit of measure used to calculate the value of Annuity Payments under a Variable Annuity income option.
Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial Variable Annuity Payment. Currently the AIR is equal to 4.5%.
Annuity Commencement Date: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.
Business Day: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company’s Business Day ends at 3:00 p.m. (Central Time) or the close of regular trading of the NYSE, if earlier.

Code: the Internal Revenue Code of 1986, as amended.
Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a Commuted Value is elected for a period certain on a Variable Annuity Payment during the life of the Annuitant, a deferred sales charge may apply.
Continuation Date: the Contract Anniversary following the first date we receive either a) due proof of death of a Designated Life, or b) your Written Request to remove a Designated Life due to divorce.
Continuation Factor: the factor applied to the Guaranteed Annual Income on the Continuation Date.
Contract Anniversary: the same day and month as the Contract Date for each succeeding year of this contract.
Contract Date: the effective date of this contract. It is also the date from which we determine Contract Anniversaries and Contract Years.
Contract Value: the sum of your values in the Variable Annuity Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.
Contract Year: a period of one year beginning with the Contract Date or a Contract Anniversary.
Designated Life: for the applicable optional death benefit and optional living benefit riders, the “Designated Life” is the Owner of the contract, or the Annuitant in the case of an Owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an Owner must be a natural person.
Dollar Cost Averaging (DCA) Fixed Account: a Guaranteed Interest Option available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.
Fixed Account: a Guaranteed Interest Option available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Amounts in the Fixed Account are part of our General Account.
Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.
General Account: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.
Guaranteed Interest Options: A type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Options currently include the Fixed Account (for Fixed Annuity Payments only) and the DCA Fixed Account (for new Purchase Payments only).

Joint Designated Life and Designated Lives: for the applicable optional death benefit and optional living benefit riders, the “Joint Designated Life” is either the Joint Owner or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. “Designated Lives” will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse’s status under federal law.
Joint Owner: if more than one owner has been designated, each owner shall be a Joint Owner of the contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.
Maturity Date: the date the contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant’s 95th or 100th birthday, unless otherwise agreed to by us. The Maturity Date may vary by the contract issue state and the date of issue. Consult your contract for the date applicable to you.
Minnesota Life, we, our, us: Minnesota Life Insurance Company.
Net Investment Factor: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The Net Investment Factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.
Non-Qualified Contract: A contract other than a Qualified Contract.
Owner: the Owner of the contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the contract.
Portfolio(s), Fund(s): the mutual funds whose separate investment Portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown in Appendix A of this Prospectus.
Pro-rata Basis: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the value that is being adjusted immediately prior to the withdrawal,
(b)
is the total amount withdrawn, including any applicable charges, and
(c)
is the Contract Value immediately prior to the withdrawal.
Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Qualified Contract: A contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.
Rate Sheet Prospectus Supplement: Supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate, Continuation Factor, and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases.
Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.
Sub-Account: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.
Valuation Date or Valuation Days: each date on which a Portfolio is valued.
Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Portfolios.
Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.
You, Your: the Owner.

Key Information
Important Information You Should Consider About the Contract
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your contract during the first seven Contract Years or during the first seven years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first seven Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 1.35% (as a percentage of average account value)	Maximum 1.71% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.84% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.25% (as a percentage of Contract Value allocated to the Variable Annuity Account)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Fees and Expenses	Location in Prospectus

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,593	Highest Annual Cost: $4,850
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges
•No sales charges	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the contract.	Principal Risks
Not a Short-Term Investment
The contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
Risks Associated with Investment Options
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA
Fixed Account, or the Fixed Account (available only after Fixed
Annuity Payments have begun) will each have its own unique
risks. The Contract Owner should review these investment
options before making an investment in the contract.
Principal Risks

Risks	Location in Prospectus
Insurance Company Risks
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the
insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance
company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at
844-878-2199 for additional information or visit our website at
https://www.securian.com/about-us/ratings.
Principal Risks

	Restrictions	Location in Prospectus
Investments
•There are restrictions that may limit the investments that the
Contract Owner may choose.
•We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year.
Currently, this fee is waived.
•We reserve the right to remove or substitute Portfolio
Companies as investment options.
Transfers
Optional Benefits
If you have elected an optional rider, there may be restrictions or limitations regarding allocations to particular Portfolios. These restrictions may be modified or terminated by the Company.
Withdrawals that exceed limits specified by the terms of an
optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value
withdrawn. This could result in termination of the benefit.
Certain benefits allow the Company to increase the rider charge on a benefit base reset date if the rider charge applicable to new customers purchasing the rider exceeds your current rider
charge. Any increase will not exceed the maximum annual rider charge.
Benefits (Optional Living Benefit Riders)

	Taxes	Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Federal Tax Status

	Conflicts of Interest	Location in Prospectus
Investment Professionals Compensation
We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments submitted to the contract.
The amount may vary based on a number of different factors,
including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the
commission is paid, and whether Annuity Payments will begin
within twelve months of the date the contract is issued.
The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue
sharing and marketing allowances for the sale of our contracts.
These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.
Contract Charges and Fees (Commissions)
Exchanges
Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you
determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.
1035 Exchanges or Replacements
An Overview of Contract Features
Purpose of the Contract
The purpose of the contract is to help you with your long-term retirement planning or other long-term needs through investments in a variety of investment options during the accumulation phase. The contract also offers death benefits to protect your designated beneficiaries. Through the annuity feature, the contract can supplement your retirement income by providing a stream of annuity payments. You also have the option to purchase living benefit riders to provide additional income and death benefit riders to increase benefits upon death. This contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Contract Phases and Investment Options
The contract has two principal phases: an accumulation phase and an annuity payment phase.
Accumulation Phase
The accumulation phase is the period between the date the contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your contract (the “Annuity Commencement Date”);
During the accumulation phase, your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and
During the accumulation phase, you may allocate your Contract Value among the various Sub-Accounts, each of which invests in a corresponding Portfolio that has its own investment strategies, investment adviser(s), expense ratios, and returns, and the DCA Fixed Account (6 or 12 month options) for new Purchase Payments only.

Additional information about each Portfolio is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”
Annuity Payment Phase
The annuity payment phase, sometimes called the payout phase, begins on the Annuity Commencement Date and is the period during which you receive regular annuity payments from your contract according to the annuity option you choose; and
Once you begin receiving annuity payments, you may no longer be able to take additional withdrawals subject to certain exceptions, the contract’s living benefits terminate and the death benefit, if any, will be as provided under the annuity option selected.
Contract Features
Below is a summary of certain contract features and expenses. Please see the corresponding section of the prospectus for complete details, restrictions or limitations that may apply.
State variations of certain features may exist and the contract may not be available in every state. The state in which your contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your contract. These variations are reflected in your contract and in riders or endorsements to your contract. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from this contract. See your registered representative for more information and to help determine if this product is right for you.
Purchase Payments:*
Initial Minimum (B and L Series)	$10,000 for Qualified and Non-Qualified Contracts
Subsequent payment minimum (B and L Series)	$500 ($100 for automatic payment plans)
Maximum cumulative Purchase Payments (B and L Series)** (without our prior consent)	$1,000,000
*
Please note: If you intend to use this contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.
**
Restrictions on additional Purchase Payments may apply and are described later in this Prospectus. See the section entitled “Purchase Payments” for details. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the section entitled “Benefits” for details.
Investment Options:
Fixed Account (available only for Fixed Annuity Payments)	Minnesota Life General Account
DCA Fixed Account (new Purchase Payments only)	6 Month Option
DCA Fixed Account (new Purchase Payments only)	12 Month Option
Variable Annuity Account	See the list of Portfolios in Appendix A

Withdrawal Options. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a deferred sales charge and/or taxes, including tax penalties). Under the contract, withdrawals must meet certain minimum amounts ($250) and may be subject to charges. In certain cases, we waive the deferred sales charge on withdrawal or surrender. If you select certain optional benefits, withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider.
Death Benefit and Optional Death Benefits
Your contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:
•
Highest Anniversary Value II (HAV II) Death Benefit Option,
•
Premier II Death Benefit (PDB II) Option, and
•
Premier Protector Death Benefit (Premier Protector or PPDB) Rider
The MyPathTM Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option is no longer available for purchase.
In addition to the HAV II and PDB II optional riders, you may also elect the Estate Enhancement Benefit II (EEB II) Option for an additional charge.
Once you elect an optional rider, you may not cancel it. Please refer to the section entitled “Optional Death Benefit Riders” later in the Prospectus for a complete description of each rider, its benefits, limitations, and restrictions. Please also refer to the section entitled “Optional Contract Rider Charges” later in the Prospectus for a complete description of the rider charges.
Optional Living Benefit Riders
Certain other optional contract riders may also be available to you for an additional charge. These are sometimes referred to as “living benefits.” You may elect only one living benefit on a contract.
When you elect a living benefit rider your investment choices will be limited and you must allocate your entire Contract Value to an allocation plan permitted by us. Purchase Payment amounts after your initial Purchase Payment may also be limited. Each rider also has a charge that applies to it. The charges are discussed in the section entitled “Optional Contract Rider Charges.”
The following optional living benefit riders are currently available
•
MyPath Edge — Single and Joint Options
•
MyPath Horizon — Single, Joint, and Joint 50 Options
•
MyPath Journey — Single, Joint, and Joint 50 Options
•
SureTrack Plus 90 Option
The MyPath Edge, MyPath Horizon, and MyPath Journey riders are each a guaranteed lifetime withdrawal benefit. The SureTrack Plus 90 Option is a guaranteed minimum accumulation benefit.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.
Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge
•
Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.
(as a percentage of each Purchase Payment)
Years Since Purchase Payment	B Series	L Series
0-1	8%	8%
1-2	8%	8%
2-3	7%	7%
3-4	6%	6%
4-5	5%	0%
5-6	4%	0%
6-7	3%	0%
7 and thereafter	0%	0%

	B Series	L Series
Transfer Fee*
Maximum Charge	$10 *	$10*
Current Charge	None	None
*
(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below
	B Series	L Series
Annual Maintenance Fee**	$50	$50
**
(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $50,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)

Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
	B Series	L Series
Base Contract Charges	1.35%	1.70%

Other Optional Benefit Charges (applies to B and L Series where applicable)
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Premier Protector Death Benefit Charge	0.90%	0.90%	Premier Protector Death Benefit
Highest Anniversary Value II (HAV II) Death Benefit Charge	0.30%	0.30%	Death Benefit
Premier II Death Benefit (PDB II) Charge	0.80%	0.80%	Death Benefit
Estate Enhancement Benefit II (EEB II) Charge	0.40%	0.25%	Contract Value allocated to the Variable Annuity Account. The charge is also applied as a reduction to the interest rate for any portion allocated to the Guaranteed Interest Options.
Optional Death Benefit Riders No Longer Offered
MyPath Highest Anniversary Death Benefit — Single and Joint (MyPath DB) Charge	0.40%	0.40%	Highest Anniversary Death Benefit
Optional Living Benefit Riders Currently Offered
MyPath Edge — Single Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Single Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
SureTrack Plus 90 Charge	2.00%	1.30%	Accumulation Base
Optional Living Benefit Riders No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base

Other Optional Benefit Charges (applies to B and L Series where applicable)
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.45%	Greater of Contract Value or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.55%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.55%	Greater of Contract Base or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.65%	Greater of Contract Base or Benefit Base
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Income Benefit (GMIB) Charge	1.50%	0.95%	Benefit Base
Ovation Lifetime Income II — Single Charge	2.25%	1.20%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Joint Charge	2.50%	1.20%	Greater of Contract Value or Benefit Base
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.84%
Example
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:
•
Base + MyPath Journey – Single (B Series contracts)
•
Base + MyPath DB — Joint + MyPath Core Flex — Joint (L Series contracts)
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
MultiOption Guide — B Series	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + MyPath Journey – Single	$13,448	$23,616	$33,139	$59,984	$5,448	$16,616	$28,139	$59,984
Minimum Fund Expenses
Base + MyPath Journey – Single	$12,029	$19,421	$26,318	$47,429	$4,029	$12,421	$21,318	$47,429
MultiOption Guide — L Series
Maximum Fund Expenses
Base + MyPath DB — Joint + MyPath Core Flex — Joint	$13,798	$24,697	$29,969	$61,995	$5,798	$17,697	$29,969	$61,995
Minimum Fund Expenses
Base + MyPath DB — Joint + MyPath Core Flex — Joint	$12,384	$20,547	$23,278	$49,949	$4,384	$13,547	$23,278	$49,949
Note: In the above example, the charge for MyPath Journey – Single assumes the maximum annual fee of 2.25% applies for each of the years and the charge for MyPath Core Flex – Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.
Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled “Contract Charges and Fees” for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.
Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.
Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.

Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.
Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks.
Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
General Information
The Company — Minnesota Life Insurance Company
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.
The Separate Account — Variable Annuity Account
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.

The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.
The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The income, gains, and losses credited to, or charged against, the Variable Annuity Account reflect the Variable Annuity Account’s investment experience which is entirely independent of the investment performance of our General Account, the Guaranteed Interest Options, and our other Separate Accounts. All obligations under the contracts are our general corporate obligations.
The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
The Portfolios
Information regarding each Portfolio including its name, investment objective, investment adviser and any sub-investment adviser, current expenses, and performance is available in the appendix to this prospectus. Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. Please contact us by calling 844-878-2199 to receive a copy of the Portfolio prospectuses. If you received a summary prospectus for a Portfolio, please call the number provided above to obtain a copy of the full Portfolio prospectus.
Voting Rights
We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which an Owner may provide instructions will be calculated separately for each Sub-Account of the Variable Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.
During the accumulation phase, you hold the voting interest in the contract. The number of votes will be determined by dividing the Contract Value of the contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.
During the annuity payment phase the Owner holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you of a Portfolio shareholders’ meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.
Contract Charges and Fees
Deferred Sales Charge
No sales charge is deducted from a Purchase Payment made for this contract at the time of its receipt. However, when a contract’s value is reduced by a withdrawal or a surrender, a deferred sales charge (“DSC”) may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from the DCA Fixed Account and all Sub-Accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.
The schedule in the table is applied separately to each Purchase Payment. All Purchase Payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest Purchase Payment first. It applies only to withdrawal or surrender of Purchase Payments. The applicable DSC percentage is as shown in the table below:
Years Since Purchase Payment	B Series	L Series
0-1	8%	8%
1-2	8%	8%
2-3	7%	7%
3-4	6%	6%
4-5	5%	0%
5-6	4%	0%
6-7	3%	0%
7 and thereafter	0%	0%

The amount of the DSC is determined by:
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calculating the number of years each Purchase Payment being withdrawn has been in the contract;
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multiplying each Purchase Payment withdrawn by the appropriate sales charge percentage in the table; and
•
adding the DSC from all Purchase Payments so calculated. This amount is then deducted from your Contract Value.
Example Assuming that all amounts to be withdrawn are subject to a DSC in a B Series contract. If the Owner requests a withdrawal of $1,000, and the applicable sales charge is 8% (because the Purchase Payment was made within the last 2 years), the Owner will receive $1,000, the sales charge will be $86.96 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the Contract Value will equal $1,086.96.
The DSC will not apply to:
•
Amounts withdrawn in any Contract Year that are less than or equal to the annual “free amount”. The free amount is equal to 10% of any Purchase Payments not previously withdrawn and received by us during the current Contract Year plus the greater of: (1) Contract Value less Purchase Payments not previously withdrawn, each as of the most recent Contract Anniversary; or (2) 10% of the sum of Purchase Payments not previously withdrawn and still subject to DSC as of the most recent Contract Anniversary.
•
The difference, in any Contract Year, between a required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract for a single calendar year and any annual “free amount” allowed. However, if you withdraw the required minimum distribution for two calendar years in a single Contract Year, DSC may apply. Amounts withdrawn to satisfy the required minimum distribution will reduce the free amount available for the Contract Year. We may modify or eliminate this right if there is any change to the Code or regulations regarding required minimum distributions, including guidance issued by the IRS.
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Amounts withdrawn to pay the annual maintenance fee or any transfer charge.
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Amounts payable as a death benefit upon the death of the Owner or the Annuitant, if applicable.
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Amounts applied to provide Annuity Payments under an annuity option.
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Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs).
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A surrender or withdrawal requested any time after the first Contract Anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.
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A surrender or withdrawal requested any time after the first Contract Anniversary and in the event that you are diagnosed with a terminal condition as described below.
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Withdrawals in a Contract Year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased single or joint versions of any of Ovation Lifetime Income II, or any of the MyPath Lifetime Income optional riders.
Hospital and Medical Care or Terminal Condition Waiver
A surrender or withdrawal request made any time after the first Contract Anniversary due to the Owner’s confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Hospital and Medical Care Waiver). The request must be made while the Owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:
•
prescribed by a licensed Physician in writing; and
•
based on physical limitations which prohibit daily living in a non-institutional setting.
A surrender or withdrawal request made any time after the first Contract Anniversary in the event the Owner is diagnosed with a terminal condition will also not be subject to a DSC (Terminal Condition Waiver). A terminal condition for this purpose is a condition which:
•
is diagnosed by a licensed Physician; and
•
is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the Owner’s confinement or terminal condition in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the Owner, the Annuitant or a member of either the Owner’s or the Annuitant’s immediate families.
If the Owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to hospital or medical care confinement or terminal condition will be based upon the Annuitant.
If the Owner, or Annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new Owner or Annuitant is eligible for these waivers.
The Hospital and Medical Care or Terminal Condition Waiver may not be available in every state and the provisions may vary based on the state where the contract is issued.
Base Contract Expense
We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant’s longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the contract. This charge may otherwise be referred to as the mortality and expense risk charge. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted daily during both the accumulation phase and the annuity phase of the contract.
For assuming these risks, we make a deduction from the Variable Annuity Account at the following annual rate of the net asset value during the accumulation phase:
B Series  1.20%
L Series  1.55%
During the annuity payment phase the annual rate is 1.20% for all contract series.
Administrative Charge
We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.
For providing these services we make a daily deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during both the accumulation phase and the annuity payment phase of the contract and it applies to all series of the contract. Since the charge is taken from a contract on each Valuation Date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

Annual Maintenance Fee
We charge an annual maintenance fee for maintaining the records and documents with each contract for all contract series. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the contract on a Pro-rata Basis from your accumulation value in the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $50,000 or more at each Contract Anniversary.
Optional Contract Rider Charges
If you elect one of the optional death benefits and/or one of the other optional contract riders, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or “retained earnings” may be used to cover any distribution costs not recovered through the Deferred Sales Charge.
We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled “Contract Charges and Fees — Other Optional Benefit Charges.” If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.
Highest Anniversary Value II (HAV II) Death Benefit Option — Charge
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If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefit Riders” for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.
Premier II Death Benefit (PDB II) Option — Charge
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If you purchase the PDB II optional death benefit, we will deduct a PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefit Riders” for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Premier Protector Death Benefit (Premier Protector DB) Option — Charge
•
If you purchase the Premier Protector DB, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Premier Protector DB charge is equal to 0.90% of the Premier Protector DB value. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the Premier Protector DB charge (0.225%) will be multiplied by the Premier Protector DB value on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefits” for details on how the Premier Protector DB value is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. Additionally, the charge does not apply during the Acceleration Period. See the section entitled “Death Benefits — Optional Death Benefit Riders” for details on the Acceleration Period. At rider termination, a portion of the charge for the period of time between the last quarterly charge and the date of termination will be deducted.
Estate Enhancement Benefit II (EEB II) Option — Charge
•
If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the Contract Value allocated to the Variable Annuity Account and this amount will be deducted daily from amounts held in the Variable Annuity Account. This charge will also be applied as a reduction to the interest rate for any portion of your Contract Value allocated to the Guaranteed Interest Options available with this option. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your contract. See the “Death Benefits — Optional Death Benefit Riders” section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.
MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option — Charge
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If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Death Benefits — Optional Death Benefit Riders” for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Edge – Single and Joint Option — Charge
•
If you purchase the MyPath Edge optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Horizon (Single, Joint, and Joint 50) Option — Charge
•
If you purchase the MyPath Horizon optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25%, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Journey – Single, Joint, and Joint 50 Option — Charge
•
If you purchase the MyPath Journey optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375% will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Core Flex (Single and Joint) Option — Charge
•
If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex — Single and 1.30% for MyPath Core Flex — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex — Single and MyPath Core Flex — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex — Single, and 0.325% for MyPath Core Flex — Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option — Charge
•
If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 — Single and 1.50% for MyPath Ascend 2.0 — Joint and Joint 50, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 — Single, MyPath Ascend 2.0 — Joint, and MyPath Ascend 2.0 — Joint 50, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 — Single, and 0.375% for MyPath Ascend 2.0 — Joint and Joint 50) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Ascend (Single and Joint) Option — Charge
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If you purchase the MyPath Ascend optional benefit, we will deduct a MyPath Ascend benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend — Single and 1.50% for MyPath Ascend — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend — Single and MyPath Ascend — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend — Single, and 0.375% for MyPath Ascend — Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Summit (Single and Joint) Option — Charge
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If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit — Single and 1.50% for MyPath Summit — Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit — Single and MyPath Summit — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit — Single, and 0.375% for MyPath Summit — Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
MyPath Value (Single and Joint) Option — Charge
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If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The annual charge for this rider is as follows:
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For Contracts Applied for Before May 1, 2017. Annual charge of 0.45% for MyPath Value — Single and 0.55% for MyPath Value — Joint, of the greater of the Contract Value or benefit base.
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For Contracts Applied for On or After May 1, 2017. Annual charge of 0.55% for MyPath Value — Single and 0.65% for MyPath Value — Joint, of the greater of the Contract Value or benefit base.
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The maximum possible charge for this rider is 1.00% for MyPath Value — Single and MyPath Value — Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
SureTrack Plus 90 Option — Charge
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If you purchase the SureTrack Plus 90 optional benefit, we will deduct a SureTrack Plus 90 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.30% of the accumulation base. The maximum possible charge for this rider is 2.00% of the accumulation base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.325%) will be multiplied by the accumulation base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled “Optional Living Benefit Riders” for details on how the accumulation base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.
Guaranteed Minimum Income Benefit (GMIB) Option — Charge
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If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled ‘Optional Living Benefit Riders’ for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first Contract Anniversary following the rider effective date and every Contract Anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the Owner’s allocation to the Sub-Accounts in the

Variable Annuity Account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.
Ovation Lifetime Income II (Ovation II) (Single and Joint) Option — Charge
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If you purchase the Ovation II optional benefit, we will deduct an Ovation II benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II (Single and Joint) charge is equal to 1.20% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for Ovation II — Single and 2.50% for Ovation II — Joint, of the greater of the Contract Value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the current Ovation II charge (0.30%) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled ‘Optional Living Benefit Riders’ for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.
Premium Taxes
Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.
Transfer Charges
There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Underlying Portfolio Charges
There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.
Commissions
Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or “trail”) commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 8.00% of Purchase Payments. We do not pay any additional compensation on the sale or exercise of any of the contract’s optional benefit riders offered.

Description of the Contract
Your contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The contract provides for Variable Annuity or Fixed Annuity Payments to begin at some future date.
You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. If the contract is issued as an inherited IRA, no living benefit riders are permitted. We currently require each Owner and Annuitant to be 85 years old or less at the time the contract is issued. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your financial representative about availability and details.
Purchase Payment Allocation Options
Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account or to the DCA Fixed Account. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments.
Ownership, Annuitants, and Beneficiaries
Owner
You, as the Owner, have all the rights under the contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. You may change the Owner at any time, but the new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.
Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has Joint Owners, the Joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.
Annuitant
The Annuitant is the natural person(s) upon whose life Annuity Payment benefits will be determined under the contract. The Annuitant’s life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled “Death Benefits”.
You may name a joint Annuitant, whose life, together with the Annuitant’s, Annuity Payment benefits will be determined under the contract.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the section of this Prospectus entitled ‘Death Benefits’. You should consult your financial professional for assistance in designating and changing Owners and Annuitants.
Beneficiary
The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any Owner prior to the Annuity Commencement Date; or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving Owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.
If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.
1035 Exchanges or Replacements
If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a “Section 1035 Exchange” or “Replacement”, it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see “Federal Tax Status — Section 1035 Exchanges.”
Focused Portfolio Strategies or Models
Minnesota Life makes available to Owners at no additional charge five diversified Model Portfolios called “Focused Portfolio Strategies or Models” (“Model Portfolios”) that range from conservative to aggressive in investment style. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. Owners are not required to select the Model Portfolios.
Securian Financial Services, Inc. (“Securian Financial”), a broker-dealer, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. Securian Financial is not a registered investment adviser and there is no investment advisory relationship between Securian Financial and Owners. You should not rely on the Model Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.
The following is a brief description of the five Model Portfolios currently available. Your financial representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.
Growth Portfolio
The Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.
Conservative Growth Portfolio
The Conservative Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income and Growth Portfolio
The Income and Growth Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.
Income Portfolio
The Income Portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.
The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a “static” allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio’s allocation is changed. You must instruct us to change the allocation.
Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.
CustomChoice Allocation Option
In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single, Joint, or Joint 50), MyPath Edge (Single or Joint), MyPath Horizon (Single, Joint, or Joint 50), MyPath Journey (Single, Joint, or Joint 50), or MyPath Summit (Single or Joint). This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option you must allocate 100% of your Contract Value within the limitations set forth below.
You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.
If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.
In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.
To participate in the CustomChoice Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:
Group A — a minimum of 30% and maximum of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A
Group B — a minimum of 40% and maximum of 70% of your total allocation
Group C — a maximum of 30% of your total allocation
Group D — a maximum of 10% of your total allocation
Group E — a maximum of 5% of your total allocation
Please note — the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 40% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.
Group A (30% – 60% – no more than 30% in any single Fund)
American Century Variable Portfolios II, Inc.
•Inflation Protection Fund
American Funds Insurance Series®
•U.S. Government Securities Fund
Fidelity® Variable Insurance Products Funds
•Fidelity VIP Bond Index Portfolio
Janus Aspen Series
•Janus Henderson Flexible Bond
Portfolio
PIMCO Variable Insurance Trust •PIMCO VIT Low Duration Portfolio •PIMCO VIT Total Return Portfolio Securian Funds Trust •SFT Core Bond Fund •SFT Government Money Market Fund

Group B (40% – 70%)
AB Variable Products Series Fund, Inc.
•Dynamic Asset Allocation Portfolio
Goldman Sachs Variable Insurance Trust
•Goldman Sachs VIT Trend Driven
Allocation Fund
Ivy Variable Insurance Portfolios
•Macquarie VIP Pathfinder Moderately
Aggressive — Managed Volatility
•Macquarie VIP Pathfinder Moderate —
Managed Volatility
•Macquarie VIP Pathfinder Moderately
Conservative — Managed Volatility
Northern Lights Variable Trust
•TOPS® Managed Risk Balanced ETF
Portfolio

•TOPS® Managed Risk Flex ETF
Portfolio
•TOPS® Managed Risk Growth ETF
Portfolio
•TOPS® Managed Risk Moderate
Growth ETF Portfolio
PIMCO Variable Insurance Trust
•PIMCO VIT Global Diversified
Allocation Portfolio
Securian Funds Trust
•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund

Group C (up to 30%)
AIM Variable Insurance Funds (Invesco
Variable Insurance Funds)
•Invesco V.I. Comstock Fund
•Invesco V.I. Equity and Income Fund
ALPS Variable Investment Trust (Morningstar)
•Morningstar Aggressive Growth ETF
Asset Allocation Portfolio
•Morningstar Balanced ETF Asset
Allocation Portfolio
•Morningstar Conservative ETF Asset
Allocation Portfolio
•Morningstar Growth ETF Asset
Allocation Portfolio
•Morningstar Income and Growth ETF
Asset Allocation Portfolio
American Funds Insurance Series®
•Growth Fund
•Growth-Income Fund
Fidelity® Variable Insurance Products Funds
•Fidelity VIP Equity-Income Portfolio

Ivy Variable Insurance Portfolios
•Macquarie VIP Asset Strategy
•Macquarie VIP Balanced
•Macquarie VIP Core Equity
•Macquarie VIP Value
Janus Aspen Series
•Janus Henderson Balanced Portfolio
•Janus Henderson Mid Cap Value
Portfolio
Neuberger Berman Advisers Management Trust
•Neuberger Berman AMT Sustainable
Equity Portfolio
Putnam Variable Trust
•Putnam VT Large Cap Value Fund
Securian Funds Trust
•SFT Index 500 Fund
•SFT Delaware IvySM Growth Fund
•SFT T. Rowe Price Value Fund
•SFT Wellington Core Equity Fund

Group D (up to 10%)
AIM Variable Insurance Funds (Invesco
Variable Insurance Funds)
•Invesco Oppenheimer V.I. International
Growth Fund
•Invesco V.I. American Value Fund
•Invesco V.I. Small Cap Equity Fund
American Funds Insurance Series®
•Capital World Bond Fund
•Global Growth Fund
•International Fund
BlackRock Variable Series Funds, Inc.
•International Index V.I. Fund
Fidelity® Variable Insurance Products Funds
•Mid Cap Portfolio
Ivy Variable Insurance Portfolios
•Macquarie VIP Global Growth
•Macquarie VIP International Core
Equity
•Macquarie VIP Mid Cap Growth
•Macquarie VIP Smid Cap Core

Janus Aspen Series
•Janus Henderson Forty Portfolio
Legg Mason Partners Variable Equity Trust
•ClearBridge Variable Small Cap Growth
Portfolio
MFS® Variable Insurance Trust II
•MFS® International Intrinsic Value
Portfolio
PIMCO Variable Insurance Trust
•PIMCO VIT International Bond
Portfolio (U.S. Dollar-Hedged)
Putnam Variable Trust
•Putnam VT International Value Fund
•Putnam VT Large Cap Growth Fund
Securian Funds Trust
•SFT Index 400 Mid Cap Fund
•SFT Delaware IvySM Small Cap Growth
Fund

Group E (up to 5%)
American Funds Insurance Series®
•Global Small Capitalization Fund
•New World Fund®
BlackRock Variable Series Funds, Inc.
•Small Cap Index V.I. Fund
Franklin Templeton Variable Insurance Products
Trust
•Franklin Small Cap Value VIP Fund
•Templeton Developing Markets VIP
Fund
Ivy Variable Insurance Portfolios
•Macquarie VIP High Income

•Macquarie VIP Natural Resources
•Macquarie VIP Science and Technology
•Macquarie VIP Small Cap Growth
Janus Aspen Series
•Janus Henderson Overseas Portfolio
Morgan Stanley Variable Insurance Fund, Inc.
•Morgan Stanley VIF Emerging Markets
Equity Portfolio
Securian Funds Trust
•SFT Real Estate Securities Fund
T. Rowe Price Equity Series, Inc.
•T. Rowe Price Health Sciences Portfolio

Rebalancing
If you elect to use the CustomChoice Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first Business Day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

Possible Changes
We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.
Termination
To terminate participation in the CustomChoice Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.
CustomChoice II Allocation Option
In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.
You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.
If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.
To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:
Group A — a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.
Group B — minimum of 30% and a maximum of 70% of your total allocation.
Group C — maximum of 40% of your total allocation.

Group D — maximum of 15% of your total allocation and maximum of 10% per Fund.
Group E — maximum of 5% of your total allocation.
Please note — the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.
Group A (30% – 70% – no more than 30% in any single Fund)
American Century Variable Portfolios II, Inc.
•Inflation Protection Fund
American Funds Insurance Series®
•U.S. Government Securities Fund
Fidelity® Variable Insurance Products Funds
•Fidelity VIP Bond Index Portfolio
Janus Aspen Series
•Janus Henderson Flexible Bond
Portfolio
PIMCO Variable Insurance Trust •PIMCO VIT Low Duration Portfolio •PIMCO VIT Total Return Portfolio Securian Funds Trust •SFT Core Bond Fund •SFT Government Money Market Fund
Group B (30% – 70%)
AB Variable Products Series Fund, Inc.
•Dynamic Asset Allocation Portfolio
AIM Variable Insurance Funds (Invesco
Variable Insurance Funds)
•Invesco V.I. Equity and Income
ALPS Variable Investment Trust (Morningstar)
•Morningstar Balanced ETF Asset
Allocation Portfolio
•Morningstar Conservative ETF Asset
Allocation Portfolio
•Morningstar Growth ETF Asset
Allocation Portfolio
•Morningstar Income and Growth ETF
Asset Allocation Portfolio
Goldman Sachs Variable Insurance Trust
•Goldman Sachs VIT Trend Driven
Allocation Fund
Ivy Variable Insurance Portfolios
•Macquarie VIP Balanced
•Macquarie VIP Pathfinder Moderate —
Managed Volatility

•Macquarie VIP Pathfinder Moderately
Aggressive — Managed Volatility
•Macquarie VIP Pathfinder Moderately
Conservative — Managed Volatility
Janus Aspen Series
•Janus Henderson Balanced Portfolio
Northern Lights Variable Trust
•TOPS® Managed Risk Balanced ETF
Portfolio
•TOPS® Managed Risk Flex ETF
Portfolio
•TOPS® Managed Risk Growth ETF
Portfolio
•TOPS® Managed Risk Moderate
Growth ETF Portfolio
PIMCO Variable Insurance Trust
•PIMCO VIT Global Diversified
Allocation Portfolio
Securian Funds Trust
•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund

Group C (up to 40%)
AIM Variable Insurance Funds (Invesco
Variable Insurance Funds)
•Invesco V.I. Comstock Fund
ALPS Variable Investment Trust (Morningstar)
•Morningstar Aggressive Growth ETF
Asset Allocation Portfolio
American Funds Insurance Series®
•Growth Fund
•Growth-Income Fund
Fidelity® Variable Insurance Products Funds
•Fidelity VIP Equity-Income Portfolio
Ivy Variable Insurance Portfolios
•Macquarie VIP Asset Strategy
•Macquarie VIP Core Equity
•Macquarie VIP Value

Janus Aspen Series
•Janus Henderson Mid Cap Value
Portfolio
Neuberger Berman Advisers Management Trust
•Neuberger Berman AMT Sustainable
Equity Portfolio
Putnam Variable Trust
•Putnam VT Large Cap Value Fund
Securian Funds Trust
•SFT Index 500 Fund
•SFT Delaware IvySM Growth Fund
•SFT T. Rowe Price Value Fund
•SFT Wellington Core Equity Fund

Group D (up to 15% – max of 10% per Fund)
AIM Variable Insurance Funds (Invesco
Variable Insurance Funds)
•Invesco Oppenheimer V.I. International
Growth Fund
•Invesco V.I. American Value Fund
•Invesco V.I. Small Cap Equity Fund
American Funds Insurance Series®
•Capital World Bond Fund
•Global Growth Fund
•International Fund
BlackRock Variable Series Funds, Inc.
•International Index V.I. Fund
Fidelity® Variable Insurance Products Funds
•Mid Cap Portfolio
Ivy Variable Insurance Portfolios
•Macquarie VIP Global Growth
•Macquarie VIP International Core
Equity
•Macquarie VIP Mid Cap Growth
•Macquarie VIP Smid Cap Core
Janus Aspen Series
•Janus Henderson Forty Portfolio
•Janus Henderson VIT Overseas
Portfolio

Legg Mason Partners Variable Equity Trust
•ClearBridge Variable Small Cap Growth
Portfolio
MFS® Variable Insurance Trust II
•MFS® International Intrinsic Value
Portfolio
PIMCO Variable Insurance Trust
•PIMCO VIT International Bond
Portfolio (U.S. Dollar-Hedged)
Putnam Variable Trust
•Putnam VT Large Cap Growth Fund
•Putnam VT International Value Fund
Securian Funds Trust
•SFT Index 400 Mid-Cap Fund
•SFT Delaware IvySM Small Cap Growth
Fund

Group E (up to 5%)
American Funds Insurance Series®
•Global Small Capitalization Fund
•New World Fund®
BlackRock Variable Series Funds, Inc.
•Small Cap Index V.I. Fund
Franklin Templeton Variable Insurance Products
Trust
•Franklin Small Cap Value VIP Fund
•Templeton Developing Markets VIP
Fund
Ivy Variable Insurance Portfolios
•Macquarie VIP High Income
•Macquarie VIP Natural Resources

•Delaware Ivy VIP Science and
Technology
•Macquarie VIP Small Cap Growth
Janus Aspen Series
•Janus Henderson Overseas Portfolio
Morgan Stanley Variable Insurance Fund, Inc.
•Morgan Stanley VIF Emerging Markets
Equity Portfolio
Securian Funds Trust
•SFT Real Estate Securities Fund
T. Rowe Price Equity Series, Inc.
•T. Rowe Price Health Sciences Portfolio

Rebalancing
If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first Business Day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.
Possible Changes
We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.
Termination
To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.
SimpleChoice Asset Allocation Portfolios
If you elect MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the Fund and allocation percentage requirements and limitations of the CustomChoice

Allocation Option. The requirements and limitations of the CustomChoice Allocation Option are previously described in the section of this Prospectus entitled “Description of the Contract — CustomChoice Allocation Option.” Like the CustomChoice Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex and MyPath Value.
Securian Financial Services, Inc. (“Securian Financial”), a broker-dealer, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. Securian Financial is not a registered investment adviser and there is no investment advisory relationship between Securian Financial and Owners. You should not rely on the SimpleChoice Asset Allocation Portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.
The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.
The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. Please talk to your registered representative regarding specific allocations or if you have additional questions about these SimpleChoice Asset Allocation Portfolios.
SimpleChoice Income and Growth Portfolio is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have a higher allocation of income producing Funds in its allocation, with a secondary focus on equity Funds.
SimpleChoice Moderate Growth Portfolio is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have an allocation of both equity Funds and income producing Funds.
The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a “static” allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the Sub-Accounts if the SimpleChoice Asset Allocation Portfolios’ allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios’ allocation. You must instruct us to change the allocation.
The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation Portfolios may be used for these riders.
Rebalancing
If you elect to use the SimpleChoice Asset Allocation Portfolios, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the

Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first Business Day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.
Termination
To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.
Transfers
Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request, telephone transfer, or by any other method we make available. We will make the transfer on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, transfer requests must be received by 3:00 p.m. (Central Time).
You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.
There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See “Systematic Transfer Arrangements”.)
No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.
Market Timing and Disruptive Trading
This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market timing.” Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your contract. We will consider one or more of the following factors:
•
the dollar amount of the transfer(s);
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whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
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whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;
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the number of transfers in the previous calendar quarter;
•
whether the transfers during a quarter constitute more than two “round trips” in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.
In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.
In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.
None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.
Systematic Transfer Arrangements
We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging (“DCA”) and (2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it’s a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.
Automatic Portfolio Rebalancing
Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.
Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios. If you elect an optional living benefit, and you have elected the Focused Portfolio Strategy or CustomChoice Allocation option, your Contract Value will automatically be rebalanced each quarter.
If you elect a Variable Annuity, you may instruct us to rebalance the variable Sub-Accounts. Rebalancing is not available for any portion that is a Fixed Annuity.
Dollar Cost Averaging
Dollar Cost Averaging (“DCA”) is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market’s volatility in your Sub-Account. DCA is not available if you elect an optional living benefit that contains asset allocation requirements.
For the “regular” DCA, you must tell us the Sub-Accounts in your contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).
Your “regular” DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.

DCA Fixed Account Option
The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract — you may not transfer into it from other investment options.
Amounts allocated to the DCA Fixed Account will be held in a Fixed Account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.
Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.
The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Value in the variable Sub-Accounts will be rebalanced.
If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.
The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:
DCA Fixed Account Example
Transaction Date	Transaction	DCA Fixed Account Before Activity	Purchase Payments Allocated to DCA Fixed Account	Transfer to Selected Sub- Accounts	DCA Fixed Account After Activity
June 1	Purchase Payment	—	20,000.00	—	20,000.00
July 1	Monthly Transfer	20,032.58	—	1,669.38 (=20,032.58/12)	18,363.20
August 1	Monthly Transfer	18,394.11	—	1,672.19 (=18,394.11/11)	16,721.92
August 15	Purchase Payment	16,734.63	10,000.00	—	26,734.63
September 1	Monthly Transfer	26,759.30	—	2,675.93 (=26,759.30/10)	24,083.37
To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.
On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.
On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub- Accounts you previously selected.
On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.
On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub- Accounts you previously selected.
This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.
The General Account
The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is it registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.
The guaranteed interest rate on new amounts allocated to the DCA Fixed Account is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract.
We do not currently offer any General Account investment choices prior to the Annuity Commencement Date, except for the DCA Fixed Account for new Purchase Payments. Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account. Assets of the General Account used to pay benefits under a Contract, including optional death and living benefits, are subject to the Company’s financial strength and claims paying ability.
Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract).
Modification and Termination of the Contract
Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.
The contract permits us to cancel your contract, and pay you its Contract Value if:
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no Purchase Payments are made for a period of two or more full Contract Years, and
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the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and
•
the Contract Value of the contract is less than $2,000.
We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your contract solely because of poor Sub-Account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.
Changes to the Separate Account — Additions, Deletions or Substitutions
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.

We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.
We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.
The Portfolios serve as the underlying investment medium for amounts invested in life insurance company Separate Accounts funding both variable life insurance policies and Variable Annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy Owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio’s Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy Owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.
Assignment
If the contract is sold in connection with a tax-qualified program (including individual retirement annuities), then:
•
your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and
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to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.
If the contract is not issued in connection with a tax-qualified program, any person’s interest in the contract may be assigned. You should discuss the tax consequences with your tax advisor.
We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.

Deferment of Payment
We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:
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any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the SEC;
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any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or
•
other periods as permitted or ordered by the SEC for the protection of the Owners.
See the section entitled “The General Account” for additional restrictions on withdrawals from the General Account.
Confirmation Statements and Reports
You will receive confirmation statements of any unscheduled Purchase Payment, transfer, withdrawal, surrender, or payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your contract, current value of those units and the contract’s total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the DCA Fixed Account.
Material Contract Variations by State
State	Rider or Feature	Availability or Variation
California	Deferred Sales Charge	There is no deferred sales charge waiver for confinement in a hospital or medical care facility. The deferred sales charge is waived in the event you are diagnosed with a terminal condition.
California	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in California.
Connecticut	Premier Protector Death Benefit Option	There is no one year waiting period required in Connecticut for purposes of determining benefit eligibility.
Florida	Premier Protector Death Benefit Option	There is no one year waiting period and no elimination period for terminal illness required in Florida for purposes of determining benefit eligibility.
Kansas	Premier Protector Death Benefit Option	Terminal illness is defined as a diagnosis expected to result in death within 24 months.
Massachusetts	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Massachusetts
Missouri	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Missouri.

State	Rider or Feature	Availability or Variation
Montana	Annuitization Rates	The contract is issued on a unisex basis and all annuitization rates will be calculated on a unisex basis.
New Jersey	Premier Protector Death Benefit Option	In New Jersey, the maximum increase value is limited to 200% of Purchase Payments adjusted dollar-for-dollar by withdrawals.
Texas	Premier Protector Death Benefit Option
In Texas, the one year waiting period only applies for purposes of determining whether the definition of chronic illness has been met, not terminal illness. In addition, the elimination period only applies for purposes of determining eligibility under the definition of chronic illness, not terminal illness.

Virginia	Premier Protector Death Benefit Option	In Virginia, the Premier Protector Death Benefit Option is called Premier Protector Death Benefit with Enhanced Surrender Value.
Washington	Premier Protector Death Benefit Option	The Premier Protector Death Benefit Option is not available in Washington.
Annuitization Benefits and Options
Annuity Payments
When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of payments. This is sometimes referred to as the “payout” phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a Non-Qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear. Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment and to the Sub-Accounts of the Variable Annuity Account for purposes of providing Variable Annuity Payments. You also need to elect an annuity option, which is described below. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.
If you choose a variable annuitization, Annuity Payments are determined by several factors:
a)
the Assumed Investment Return (AIR) and mortality table specified in the contract,
b)
the age and gender of the Annuitant and any joint Annuitant,
c)
the type of Annuity Payment option you select, and
d)
the investment performance of the Portfolios you select.
The amount of the Variable Annuity Payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The Owner will receive the value of a fixed number of Annuity Units each month. The value of those units, and thus the amounts of the monthly Annuity Payments will, however, reflect investment gains and losses and investment income of the Portfolios. In other words, the Annuity Payments will vary with the investment experience of the assets of the Portfolios you select. The dollar amount of payment determined for each Sub-Account will be aggregated for purposes of making payments.
When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.
Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial professional and consider requesting an annuitization illustration before you decide.
Electing the Retirement Date and Annuity Option
You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date. You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 95th or 100th birthday of the oldest Annuitant. Consult your contract for the date applicable to you.
The contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion. The maximum amount which may be applied to provide a Fixed Annuity under the contract without our prior consent is $1,000,000.
Annuity Options
The contract provides for three annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a Variable Annuity or a Fixed Annuity basis, or a combination of the two. We may make other annuity options available on request. If a period certain annuity option is available and elected by you, at any time prior to the Annuitant’s death, you may elect to withdraw the Commuted Value of any portion of the remaining Annuity Payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the Fixed Account.
If you do not elect an annuity option a Variable Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.
Option 1 — Life Annuity This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc. Once this Annuity Payment option is elected, no further withdrawals of Contract Value are permitted.
Option 2 — Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.
Option 3 — Joint and Last Survivor Annuity This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc. Once this Annuity Payment option is elected, no further withdrawals of Contract Value are permitted.
If you have elected an optional single or joint version of Ovation II benefit and it is still in effect when you reach the maximum Maturity Date, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the Joint Owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.
If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum Maturity Date, and the oldest Annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this Prospectus entitled “Optional Living Benefit Riders.” These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.
Transfers after you have Annuitized your Contract
After you annuitize, we hold amounts as “reserves” for our obligations to make Annuity Payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a Sub-Account of the Variable Annuity Account, then the amount of your Annuity Payments will vary with the performance of that Sub-Account. Amounts held as annuity reserves may be transferred among the Sub-Accounts as elected by you.

There are restrictions to such a transfer:
•
We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the Annuity Payment subject to the transfer. A transfer request received less than 3 days prior to the Annuity Payment due date will be made as of the next Annuity Payment due date.
•
Your transfer must be for the lesser of $1,000 or the entire reserve amount in the applicable Sub-Account.
Upon request, we will provide you with annuity reserve amount information by Sub-Account.
A transfer will be made on the basis of Annuity Unit values. The number of Annuity Units being transferred from the Sub-Account will be converted to a number of Annuity Units in the new Sub-Account. The Annuity Payment option will remain the same and cannot be changed. After this conversion, a number of Annuity Units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of Annuity Units will be set at the number of units which are needed to pay that same amount on the transfer date.
Amounts held as reserves to pay a Variable Annuity may not be transferred to a Fixed Annuity, and amounts held as reserves to pay a Fixed Annuity may not be transferred to a Variable Annuity, during the annuity payment phase.
When we receive a request to make transfers of annuity reserves it will be effective for future Annuity Payments.
Benefits
The following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Highest Anniversary Value II Death Benefit	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries	Optional	0.30% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Premier II Death Benefit	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value	Optional	0.80% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)	May not be elected with any optional living benefit riders or optional death benefit riders.
Estate Enhancement Benefit II (EEB II)	Designed to help pay expenses that may be due upon an Owner’s death	Optional	0.25% (as a percentage of the Contract Value allocated to the Variable Annuity Account)	May not be elected with any optional living benefit riders.
MyPath Highest Anniversary Death Benefit (MyPath DB)*	Provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.	Optional	0.40% (as a percentage of the Highest Anniversary Death Benefit value)	Only available if MyPath CoreFlex or MyPath Value optional living benefit rider is elected
MyPath Ascend*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

Guaranteed Minimum Income Benefit (GMIB)*	Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase	Optional	1.50% (as a percentage of the GMIB benefit base amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Ovation Lifetime Income II (Ovation II)*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
SureTrack Plus 90	Provides a benefit that guarantees you a minimum Contract Value at the end of a specified period called the benefit period.	Optional	2.00% (as a percentage of the accumulation base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

*Indicates optional benefits that are no longer available for purchase.
Death Benefits
Before Annuity Payments Begin
If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled “Optional Living Benefit Riders” for the specific optional benefit details.
The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:
(a)
the Contract Value; or
(b)
the total amount of Purchase Payments, adjusted on a Pro-rata Basis for partial withdrawals (including any DSC that applied to the partial withdrawal); or
(c)
if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled “Optional Death Benefit Riders” for details of this calculation.)
Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.
Surviving Spouse Option
If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit.
Beneficiary other than the Surviving Spouse
If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner.
Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.
Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, Annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.
Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.
Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Riders” for details.
If death occurs before Annuity Payments begin:

If:	Then:
The Owner dies; and •there is a surviving Joint Owner; and •the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and •there is no Joint Owner; and •the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and •there is no Joint Owner and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and •the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and •Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and •the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and •the Owner is not a natural person, such as a trust; and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit Riders
At the time you purchase your contract, you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB or Premier Protector DB. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.
The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Available if no Optional Living Benefit is Elected?	Optional Death Benefit Riders it may be Elected With	Optional Living Benefit Riders it may be Elected With
Premier Protector DB	Yes	None	None
HAV II	Yes	EEB II	None
PDB II	Yes	EEB II	None
EEB II	Yes	HAV II or PDB II	None
My Path DB — Single*	No	None	MyPath Core Flex — Single or MyPath Value — Single
My Path DB — Joint*	No	None	MyPath Core Flex — Joint or MyPath Value — Joint

* Indicates optional benefits that are no longer available for purchase.
After the first Contract Anniversary following the effective date of the optional death benefit rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.
Highest Anniversary Value II (HAV II) Death Benefit Option
The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below.
The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:
(a)
the Contract Value; or
(b)
the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis for amounts withdrawn since the previous Highest Anniversary Value was determined.
There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where Joint Owners exist, if the surviving Owner continues the contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.
This death benefit option will terminate on the earliest of:
•
the payment of all death benefits available under the contract or optional death benefit riders;
•
termination or surrender of the contract;
•
the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;
•
the Contract Value equals zero; or
•
the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.
See Appendix D for examples of how this optional death benefit works.
Premier II Death Benefit Option
The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.
The Highest Anniversary Value is determined in the manner described in the section entitled “Highest Anniversary Value II (HAV II) Death Benefit Option” above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the 5% Increase Value is determined as follows:
Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:
(a)
Contract Value in the Guaranteed Interest Options; and
(b)
Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the “Variable Portion”).
After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:
(a)
Contract Value in the Guaranteed Interest Options; and
(b)
the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date.
The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis “Optional Death Benefits”) for any amounts previously withdrawn.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.
This death benefit option will terminate on the earliest of:
•
the payment of all death benefits available under the contract or optional death benefit riders;
•
termination or surrender of the contract;

•
the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;
•
the Contract Value equals zero; or
•
the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.
See Appendix E for examples of how this optional death benefit works.
Premier Protector Death Benefit Option
The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below.
Before electing this optional death benefit, you should consider the following:
•
This death benefit is not long term care or nursing home insurance.
•
This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):
a)
Cannot perform all of the Activities of Daily Living; or
b)
Is confined to a nursing home or skilled nursing facility.
•
The death benefit may not be accelerated during the one year period following contract issue.
•
Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.
Premier Protector Death Benefit Value
The value of the Premier Protector Death Benefit is the greater of the (a) Highest Anniversary Value and the (b) the 4% Increase Value.
The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:
(a)
the date we receive due proof of death;
(b)
the date the acceleration period begins; or
(c)
the Last Increase Date which is the Contract Anniversary on or following the 85th birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.
The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date.
During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received.

On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value.
The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date.
The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date.
Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.
Acceleration Feature of Premier Protector DB
The Premier Protector DB provides the ability to accelerate the death benefit if the Owner, or the Annuitant is not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:
—
Chronic Illness is a permanent condition where the individual is:
•
Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or
•
Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.
—
Terminal Illness is a diagnosis expected to result in death within 12 months.
Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid.
The value of the Premier Protector DB will be determined as of the day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value.
Once the acceleration feature of the Premier Protector DB is triggered, the Contract Value will be transferred into the Fixed Account. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge.
Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional Purchase Payments may be made and no additional rider charges will be deducted.
During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account.

Premier Protector DB Termination
If prior to the acceleration period, the rider will automatically terminate at the earliest of:
(a)
the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);
(b)
termination or surrender of the contract;
(c)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
(d)
the Contract Value equals zero; or
(e)
the date of an ownership change or assignment under the contract unless:
•
the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or
•
the assignment is for the purposes of effectuating a 1035 exchange of the contract.
If during the acceleration period, the rider will automatically terminate at the earliest of:
(a)
the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;
(b)
the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;
(c)
termination or surrender of the contract;
(d)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
(e)
the Contract Value equals zero; or
(f)
the date of an ownership change or assignment under the contract unless:
•
the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract.
See Appendix Q for examples of how this optional death benefit works.
Estate Enhancement Benefit II (EEB II) Option
This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner’s death. It is designed to help pay expenses that may be due upon an Owner’s death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any Owner dies before Annuity Payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the Owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:
(a)
the Contract Value less Purchase Payments not previously withdrawn; or
(b)
200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.
The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.
The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.
If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse’s contract, he or she may elect to:
(a)
have any amount due under the EEB II benefit paid and this rider will terminate; or
(b)
continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable.
If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.
This rider will terminate on the earliest of:
•
the payment of the EEB II benefit available;
•
the payment of all death benefits available under the contract or optional death benefit riders;
•
termination or surrender of the contract;
•
the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;
•
the Contract Value equals zero; or
•
the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.
See Appendix F for examples of how this optional death benefit works.

MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option
Effective October 12, 2020, this option is no longer available for you to elect.
MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB — Single) or joint (MyPath DB — Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB — Single and MyPath DB — Joint, and you should consult your financial professional to determine which version, if any, is appropriate to your situation.
If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.
The MyPath DB optional death benefit rider provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract. For MyPath DB — Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB — Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.
Calculating the Highest Anniversary Death Benefit
The MyPath DB option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries, subject to adjustments for subsequent Purchase Payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.
The initial Highest Anniversary Death Benefit is equal to the Purchase Payments received on the rider effective date.
On each Valuation Date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent Purchase Payments that have occurred since the previous Valuation Date, and reduced for amounts withdrawn, as described below, since the previous Valuation Date. After the first Contract Anniversary following the effective date of the rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.
The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the “benefit date”, and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution (RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the section of this prospectus entitled “Optional Living Benefit Riders” for a description of the benefit date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.
Prior to the benefit date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.
After the benefit date, any amount you withdraw in a single Contract Year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single Contract Year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a

Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.
In addition to adjustments for subsequent Purchase Payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB — Single or the youngest Designated Life for MyPath DB — Joint. On each of those Contract Anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:
(a)
the Contract Value; or
(b)
the Highest Anniversary Death Benefit increased by any Purchase Payments and reduced for withdrawals, as described above, that have occurred since the previous Valuation Date.
After the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB — Single or the youngest Designated Life for MyPath DB — Joint, the Highest Anniversary Death Benefit will not be re-evaluated on the Contract Anniversary, but will still be adjusted by subsequent Purchase Payments and withdrawals, as described above.
Determining the Death Benefit
For MyPath DB — Single, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the Designated Life at our home office. For MyPath DB — Joint, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.
If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the contract, any amount due as a death benefit in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the contract. However, amounts will not be directed into the DCA Fixed Account Option.
We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.
Spousal Continuation (for MyPath DB — Joint)
For MyPath DB — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.

Impact of Divorce
For MyPath DB — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath DB — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.
Rider Termination
This death benefit option will terminate on the earliest of:
(a)
for MyPath DB — Single and MyPath DB — Joint:
(1)
termination or surrender of the contract; or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the Contract Value is reduced to zero; or
(4)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath DB — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath DB — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath DB — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as an Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath DB — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
See Appendix I for examples of how this optional death benefit works.
The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

Death Benefits After Annuity Payments Begin
If the Annuitant dies on or after the Annuity Commencement Date, we will pay whatever amount may be required by the terms of the Annuity Payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the Annuitant’s death.
If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner and any remaining payments under the Annuity Payment option selected will continue at least as rapidly as under the Annuity Payment option in effect as of the Owner’s death.
If the contract is held inside a qualified retirement plan or as an IRA, the changes made in the SECURE Act may impact these payment options. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Maturity Date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.
Optional Living Benefit Riders
We have suspended the availability of the following optional riders:
•
MyPath Ascend — Single and Joint Options (effective October 15, 2014)
•
MyPath Ascend 2.0 — Single, Joint, and Joint 50 Options (effective October 12, 2020)
•
MyPath Core Flex — Single and Joint Options (effective October 12, 2020)
•
MyPath Summit — Single and Joint Options (effective July 9, 2018)
•
MyPath Value — Single and Joint Options (effective October 12, 2020)
•
Guaranteed Minimum Income Benefit (effective October 4, 2013)
•
Ovation Lifetime Income II — Single and Joint Options (effective October 4, 2013)
Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as “living benefits” and may not be available in every state. We reserve the right to stop offering any or all of the optional contract riders at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.
In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each optional contract rider which is described in detail in the “Optional Contract Rider Charges” section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.
None of the living benefits guarantee an investment return in your Contract Value nor do they guarantee that the income or amounts received will be sufficient to cover any individual’s particular needs. You should consider whether the benefits provided by the option and its costs (which reduce Contract Value) are consistent with your financial goals.
All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial professional or tax advisor before making a determination.
MyPath Lifetime Income Optional Riders
We currently offer single and joint versions of the following optional living benefit riders, which are, along with the MyPath Ascend (Single and Joint), MyPath Ascend 2.0 (Single, Joint, and Joint 50), MyPath Core Flex (Single and Joint), MyPath Summit (Single and Joint), and MyPath Value (Single and Joint) optional riders, sometimes collectively referred to as the MyPath Lifetime Income optional riders:
•
MyPath Edge (Single and Joint),
•
MyPath Horizon (Single, Joint, and Joint 50), and
•
MyPath Journey (Single, Joint, and Joint 50).
Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial professional to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a “Designated Life” (described below) for the single versions, and over the lifetime of two “Designated Lives” for the joint versions, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.
The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:
•
Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.
•
Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract feature impacted by a withdrawal.

•
You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.
•
If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.
•
Your entire Contract Value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.
•
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.
•
The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse’s status under federal law.
•
The riders may not be purchased for a “stretch” IRA or other “decedent” type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent’s named beneficiary.
Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:
(i)
restrictions on the age of each Designated Life,
(ii)
restrictions on whether Joint Owners or Annuitants are permitted,
(iii)
restrictions on whether non-natural Owners are permitted, and
(iv)
restrictions on which other optional benefit riders, if any, may also be elected.
The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.
	Age Limits for Each Designated Life at Rider Issue:		Rider Available with:
MyPath Lifetime Income Optional Rider	Minimum	Maximum	Joint Owners	Joint Annuitants	Non-natural Owner	Other Optional Benefit Riders
MyPath Edge — Single – Level Option	55	85	No	Yes, if natural Owner	Yes	None
MyPath Edge — Single – Plus Option	55	85	No	Yes, if natural Owner	Yes	None
MyPath Edge — Joint – Level Option	55	85	Yes	Yes	No	None
MyPath Edge — Joint – Plus Option	55	85	Yes	Yes	No	None
MyPath Horizon — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Horizon — Joint	45	80	Yes	Yes	No	None
MyPath Horizon — Joint 50	45	80	Yes	Yes	No	None

	Age Limits for Each Designated Life at Rider Issue:		Rider Available with:
MyPath Lifetime Income Optional Rider	Minimum	Maximum	Joint Owners	Joint Annuitants	Non-natural Owner	Other Optional Benefit Riders
MyPath Journey – Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Journey – Joint	45	80	Yes	Yes	No	None
MyPath Journey — Joint 50	45	80	Yes	Yes	No	None
MyPath Core Flex — Single	45	80	No	Yes, if natural Owner	Yes	MyPath DB — Single
MyPath Core Flex — Joint	45	80	Yes	Yes	No	MyPath DB — Joint
MyPath Ascend 2.0 — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Ascend 2.0 — Joint	45	80	Yes	Yes	No	None
MyPath Ascend 2.0 — Joint 50	45	80	Yes	Yes	No	None
MyPath Ascend — Single	45	80	No	Yes, if natural Owner	Yes	None
MyPath Ascend — Joint	45	80	Yes	Yes	No	None
MyPath Summit — Single	55	80	No	Yes, if natural Owner	Yes	None
MyPath Summit — Joint	55	80	Yes	Yes	No	None
MyPath Value — Single	35	80	No	Yes, if natural Owner	Yes	MyPath DB — Single
MyPath Value — Joint	35	80	Yes	Yes	No	MyPath DB — Joint
MyPath Edge (Single and Joint) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Edge — Single, or until the death of both Designated Lives for MyPath Edge — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage, or lifetime income percentage for Plus options described below, by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it does not offer the opportunity for benefit base enhancements. Instead, this rider may be beneficial for those looking to receive Guaranteed Annual Income immediately while preserving a surrender value.
This rider also offers Level and Plus options. The Level options provide GAI payments that only reduce upon excess withdrawals as described below. The Plus options provide a higher initial stream of GAI payments that are reduced upon the rider entering the automatic payment phase, upon which the rider will continue to provide GAI payments in accordance with the available Lifetime Income Percentages.
Several examples to help show how this rider works are included in Appendix S.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Edge — Single and of the youngest Designated Life for MyPath Edge — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments and benefit base resets.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Edge exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal. Upon reaching the automatic payment phase, the GAI for owners of the Plus option of this rider will be calculated by multiplying the benefit base by the lifetime income percentage based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint at the time of the first withdrawal.

The Level annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	4.45%	4.00%
56	4.55%	4.10%
57	4.65%	4.20%
58	4.75%	4.30%
59	4.90%	4.45%
60	5.05%	4.60%
61	5.20%	4.75%
62	5.30%	4.85%
63	5.40%	4.95%
64	5.60%	5.15%
65	6.35%	5.90%
66	6.40%	5.95%
67	6.45%	6.00%
68	6.50%	6.05%
69	6.55%	6.10%
70	6.60%	6.15%
71	6.65%	6.20%
72	6.70%	6.25%
73	6.75%	6.30%
74	6.80%	6.35%
75	6.85%	6.40%
76	6.90%	6.45%
77	6.95%	6.50%
78	7.00%	6.55%
79	7.05%	6.60%
80	7.10%	6.65%
81	7.15%	6.70%
82	7.20%	6.75%
83	7.30%	6.85%
84	7.40%	6.95%
85 and older	7.50%	7.05%

The Plus annual income percentages are as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	5.20%	4.55%
56	5.30%	4.65%
57	5.40%	4.75%
58	5.50%	4.85%
59	5.65%	5.00%
60	5.80%	5.15%
61	5.95%	5.30%
62	6.05%	5.40%
63	6.15%	5.50%
64	6.35%	5.70%
65	7.10%	6.45%
66	7.15%	6.50%
67	7.20%	6.55%
68	7.25%	6.60%
69	7.30%	6.65%
70	7.35%	6.70%
71	7.40%	6.75%
72	7.45%	6.80%
73	7.50%	6.85%
74	7.55%	6.90%
75	7.60%	6.95%
76	7.65%	7.00%
77	7.70%	7.05%
78	7.75%	7.10%
79	7.80%	7.15%
80	7.85%	7.20%
81	7.90%	7.25%
82	7.95%	7.30%
83	8.05%	7.40%
84	8.15%	7.50%
85 and older	8.25%	7.60%

The Plus lifetime income percentages are as follows:
Age	MyPath Edge — Single Lifetime Income Percentage	MyPath Edge — Joint Lifetime Income Percentage
55	2.50%	2.50%
56	2.50%	2.50%
57	2.50%	2.50%
58	2.50%	2.50%
59	2.50%	2.50%
60	3.00%	3.00%
61	3.00%	3.00%
62	3.00%	3.00%
63	3.00%	3.00%
64	3.00%	3.00%
65	3.50%	3.50%
66	3.50%	3.50%
67	3.50%	3.50%
68	3.50%	3.50%
69	3.50%	3.50%
70	3.50%	3.50%
71	3.50%	3.50%
72	3.50%	3.50%
73	3.50%	3.50%
74	3.50%	3.50%
75	3.50%	3.50%
76	3.50%	3.50%
77	3.50%	3.50%
78	3.50%	3.50%
79	3.50%	3.50%
80	3.50%	3.50%
81	3.50%	3.50%
82	3.50%	3.50%
83	3.50%	3.50%
84	3.50%	3.50%
85 and older	3.50%	3.50%

We reserve the right to change the annual income percentage and lifetime income percentage for MyPath Edge (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical annual income percentages and lifetime income percentages applicable for this rider.
The annual income percentage and lifetime income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the later of the date of the first withdrawal.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.

•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Edge — Single or of the youngest Designated Life for MyPath Edge — Joint, as of the date of the first withdrawal.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Account
Allowable Sub-Account: When you elect this rider, only one Sub-Account is available to you for allocation of your funds. This is referred to as the “allowable Sub-Account.” The risks and objectives of the allowable Sub-Account is described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Account currently is:
•SFT Core Bond Fund
The purpose of this investment restriction is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, this investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase – Level Option
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Automatic Payment Phase – Plus Option
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Upon entering the automatic payment phase, the GAI will be recalculated using the Lifetime Income Percentage. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Edge rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Edge — Single and of both Designated Lives for MyPath Edge — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Edge — Joint)
For MyPath Edge — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Edge — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Edge — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Edge — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Edge — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Edge rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
For MyPath Edge — Single and MyPath Edge — Joint:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Edge — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Edge — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Edge — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Edge — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
MyPath Horizon (Single, Joint, and Joint 50) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Horizon — Single, or until the death of both Designated Lives for MyPath Horizon — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. If you purchased MyPath Horizon — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
Several examples designed to help show how this rider works are included in Appendix R.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Horizon — Single and of the youngest Designated Life for MyPath Horizon — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, and benefit base resets.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 8 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 8 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Horizon (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. The enhancement base and the enhancement period will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Horizon exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint at the time of the first withdrawal.
If you purchased MyPath Horizon — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.

The annual income percentages are as follows:
Age	MyPath Horizon — Single Annual Income Percentage	MyPath Horizon — Joint Annual Income Percentage	MyPath Horizon — Joint 50 Annual Income Percentage
through age 64	4.75%	4.00%	5.00%
65-74	6.25%	5.50%	6.50%
75-79	6.40%	5.75%	6.75%
80+	6.50%	6.00%	7.00%

We reserve the right to change the annual income percentage for MyPath Horizon (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Horizon — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, as applicable,
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Horizon — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your Contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor.

Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Horizon — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Horizon — Single or of the youngest Designated Life for MyPath Horizon — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.

•
If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50.
If you purchased MyPath Horizon — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Horizon rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Horizon — Single and of both Designated Lives for MyPath Horizon — Joint and Joint 50.
If you purchased MyPath Horizon — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.
Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Horizon — Joint and Joint 50)
For MyPath Horizon — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Horizon — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Horizon — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Horizon — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.

Impact of Divorce
For MyPath Horizon — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Horizon — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Horizon — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Horizon rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)
for MyPath Horizon — Single, MyPath Horizon — Joint, and MyPath Horizon — Joint 50:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Horizon — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Horizon — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Horizon — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Horizon — Joint and Joint 50:
(1)
the date we receive due proof of death of the last remaining Designated Life; or

(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
MyPath Journey (Single, Joint, and Joint 50) Option
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Journey — Single, or until the death of both Designated Lives for MyPath Journey — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. This rider differs from the other MyPath riders in that it provides an increasing benefit base enhancement rate based on the duration the rider is held for. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. If you purchased MyPath Journey — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
Several examples designed to help show how this rider works are included in Appendix T.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Journey — Single and of the youngest Designated Life for MyPath Journey — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The Company retains the right to impose a benefit base maximum at any point. The benefit base maximum will only apply to new purchasers of the rider. If imposed, the benefit base maximum would apply to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, and benefit base resets.
Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 5.0% multiplied by the enhancement base for Contract Anniversaries one through four, 10% for Contract Anniversaries five through eight, and 15% for Contract Anniversaries nine through twelve. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentages used to determine the benefit base enhancement for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. The enhancement base and the enhancement period will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Journey exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint at the time of the first withdrawal.
If you purchased MyPath Journey — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.
The annual income percentages are as follows:
Age	MyPath Journey — Single Annual Income Percentage	MyPath Journey — Joint Annual Income Percentage	MyPath Journey — Joint 50 Annual Income Percentage
through age 64	4.35%	3.75%	4.50%
65-74	5.35%	4.75%	5.50%
75-79	5.50%	5.00%	5.75%
80+	5.65%	5.15%	5.90%

We reserve the right to change the annual income percentage for MyPath Journey (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Journey — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, as applicable,

(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Journey — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the Contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Journey — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),

(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Journey — Single or of the youngest Designated Life for MyPath Journey — Joint or Joint 50, as of the date of the first withdrawal, and
(c)
is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2021 Contract Year ending April 30, 2022 is $5,000. The RMDs for calendar years 2021 and 2022 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2021 and $2,000 in the first quarter of calendar year 2022, then the Owner will have withdrawn $6,500 for the 2021 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2021 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2022, he or she takes it in the last quarter of 2021. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Journey rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Journey — Single and of both Designated Lives for MyPath Journey — Joint and Joint 50.
If you purchased MyPath Journey — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.

Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Journey — Joint and Joint 50)
For MyPath Journey — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Journey — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Journey — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Journey — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Journey — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Journey — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Journey — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Journey rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)
for MyPath Journey — Single, MyPath Journey — Joint, and MyPath Journey — Joint 50:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Journey — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Journey — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Journey — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Journey — Joint and Joint 50:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
SureTrack Plus 90 Option
SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a guaranteed minimum Contract Value at the end of a specified period, as described below.
Before electing this rider, you should consider the following:
•
This optional rider may or may not be beneficial for you. The benefit of the rider is only available at the end of the benefit period, which is 10 years. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your contract before the end of the benefit period.
•
You may only elect the rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect this option, you may only cancel it in a manner described in the “Rider Termination” section below.
•
While this rider is in effect, subsequent Purchase Payments may only be made during the 12-month period following the rider effective date or optional reset (described below), if applicable. If the rider is terminated, these Purchase Payment restrictions will no longer apply.
•
If you take withdrawals while the rider is in effect, including those required to satisfy required minimum distributions in Qualified Contracts, you will reduce the potential benefit you receive and may prematurely terminate the contract and the rider. As a result, this rider may not be appropriate for you if you intend to take withdrawals before the end of the benefit period or if you purchase the contract as a Qualified Contract. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation.
•
Withdrawals under the rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract feature impacted by a withdrawal.
•
The oldest Owner (or Annuitant if a non-natural Owner) must be age 80 or younger as of the rider effective date.
•
Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.
•
You may not elect this rider in combination with any other optional death benefit rider or optional living benefit rider.
•
This rider may not be purchased for a “stretch” IRA or other “decedent” type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent’s named beneficiary.
The Benefit
This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value on the benefit date. The benefit date is the end of the 10-year period following the later of the rider effective date or the effective date of the most recent optional reset. This 10-year period is referred to as the benefit period. The SureTrack Plus 90 provides a one-time adjustment to your Contract Value on the benefit date if your accumulation base (described below) is greater than the Contract Value on the benefit date.
The Accumulation Base
The accumulation base is a value that is used to determine the benefit available under this rider, if any. The accumulation base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The accumulation base may also be adjusted for possible annual increases and optional resets, which are described below. The accumulation base is separate from your Contract Value. The accumulation base may not be withdrawn as a lump sum and is not payable at death.
The initial accumulation base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment accepted by us, the accumulation base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments will not be accepted while this rider is in effect, except for the 12-month period following an optional reset, if applicable. If a subsequent Purchase Payment is received after the first Contract Anniversary or after the 12-month period following an optional reset, if applicable, we will return the Purchase Payment to you and there will be no increase to the Contract Value or accumulation base.
Purchase Payments that are accepted by us will be allocated to the Guaranteed Interest Options and/or the Sub-Accounts as you direct, subject to the Contract Value allocation plans (described below) in effect at the time of the Purchase Payment.
The accumulation base may also be adjusted on each rider anniversary. On each rider anniversary, following deduction of the rider charge, the accumulation base is increased to 90% of the Contract Value if that amount is greater than the current accumulation base.

The rider anniversary date is the same day and month as the rider issue date for each of the years following the rider issue date while the rider is in effect. If the rider anniversary falls on a day that is not a Valuation Date, rider benefit values will be calculated on the next available Valuation Date.
Because the rider charge is a percentage of the accumulation base, increases in the accumulation base will result in an increased cost of the rider.
Any withdrawal, including a required minimum distribution under a Qualified Contract, will cause the accumulation base to be reduced on a Pro-rata Basis. Reductions on a Pro-rata Basis may result in the accumulation base being reduced by more than the actual amount of the withdrawal.
If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the “allowable Sub-Accounts” (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.
Optional Reset
On any rider anniversary, subject to the limitations below, the Owner may elect an optional reset if the Contract Value is greater than the accumulation base. Upon election of the optional reset, the accumulation base will increase to the full Contract Value and a new benefit period will begin as of the most recent rider anniversary. In addition, a new 12-month period will begin where you may make subsequent Purchase Payments. Because the election of an optional reset starts a new benefit period, the potential benefit under the rider is not available for 10 years following the rider anniversary that occurred immediately prior to the election of the optional reset.
The optional reset may only be elected on a rider anniversary that is on or before the earlier of (a) or (b), where:
(a)
is the rider anniversary following the 80th birthday of the oldest Owner (or Annuitant in the case of a non-natural Owner), and
(b)
is the last rider anniversary prior to the benefit date.
The optional reset will not be available after the time set forth above.
In order to elect an optional reset, we must receive a written request in good order from you within 30 days following the rider anniversary upon which the optional reset will take effect. Upon election of the optional reset; the new accumulation base, benefit period, and 12-month period where subsequent Purchase Payments will be accepted, will all be determined as of the most recent rider anniversary date, and not the date the optional reset is elected.
An Owner has the right to elect the optional reset multiple times, as long as all of the requirements described above are satisfied.
When an optional reset is elected, the rider charge may increase. Prior to electing the optional reset, you should contact us or your financial professional to determine what the rider charge will be upon electing the optional reset. The rider charge following the increase will not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges.” The increase, if any, will take effect on the same rider anniversary that the optional reset will take effect.

On the Benefit Date
On the benefit date, if the accumulation base is greater than the Contract Value, the Contract Value will be increased by an amount equal to the difference between the accumulation base and the Contract Value, and the rider will terminate. The amount added to the Contract Value will be directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the benefit date.
On the benefit date, if the Contract Value is equal to or greater than the accumulation base, the SureTrack Plus 90 will terminate without value and no adjustment will be made to the Contract Value.
Several examples to help show how this rider works are included in Appendix O.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:
a)
100% allocation among allowable Sub-Accounts; or
b)
100% allocation to the CustomChoice Allocation Option; or
c)
100% allocation to a SimpleChoice Asset Allocation Portfolio.
a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility	•PIMCO VIT Global Diversified Allocation Portfolio •SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
b) The CustomChoice Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice Allocation Option.”
c) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled “Description of the Contract — SimpleChoice Asset Allocation Portfolios.” You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.
The allowable Sub-Accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Contract Value Reaches Zero
If the Contract Value and accumulation base both reach zero, the rider will terminate.
If the Contract Value is reduced to zero and the accumulation base is still positive, the rider will remain in effect until the benefit date. On the benefit date, the Contract Value will be increased to the accumulation base and the rider will terminate. No rider charges will be deducted while the Contract Value is zero.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the accumulation base. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
Spousal Continuation
If an Owner dies and the surviving spouse elects to continue the contract, the rider will automatically continue until the rider is terminated.

Rider Termination
You may elect to terminate the SureTrack Plus 90 rider by providing us with a written request in good order that we receive no more than 30 days prior to a rider anniversary.
The rider will automatically terminate at the earliest of:
(a)
the benefit date; or
(b)
the rider anniversary following our receipt of your written request to terminate the rider; or
(c)
termination or surrender of the contract, including the date any death benefits are paid as a lump sum under the terms of the contract; or
(d)
the Annuity Commencement Date where all remaining amounts available have been applied to provide Annuity Payments; or
(e)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: the change from individual ownership to a revocable trust for the benefit of such individual Owner, and the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract.
Upon termination of the rider, the benefits and charges within the rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider.
MyPath Core Flex (Single and Joint) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex — Single, or until the death of both Designated Lives for MyPath Core Flex — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.
Several examples to help show how this rider works are included in Appendix J.

The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Core Flex — Single and of the youngest Designated Life for MyPath Core Flex — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 10 Contract Years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 Contract Years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint at the time of the first withdrawal.
The annual income percentages are as follows:
Age	MyPath Core Flex — Single Annual Income Percentage	MyPath Core Flex — Joint Annual Income Percentage
through age 64	2.75%	2.25%
65-74	4.00%	3.50%
75-79	4.25%	3.75%
80+	4.75%	4.25%

We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this Contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
If you choose the CustomChoice or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the “allowable Sub-Accounts” (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex — Single or of the youngest Designated Life for MyPath Core Flex — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:
a)
100% allocation among allowable Sub-Accounts; or
b)
100% allocation to the CustomChoice Allocation Option; or
c)
100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);
d)
100% allocation to a SimpleChoice Asset Allocation Portfolio.

a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
b) The CustomChoice Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice Allocation Option.”
c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice II Allocation Option.”
d) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled “Description of the Contract — SimpleChoice Asset Allocation Portfolios.” You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.
The allowable Sub-Accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex — Single and of both Designated Lives for MyPath Core Flex — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Core Flex — Joint)
For MyPath Core Flex — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Core Flex — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Core Flex — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Core Flex rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
For MyPath Core Flex — Single and MyPath Core Flex — Joint:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Core Flex — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Core Flex — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

(c)
for MyPath Core Flex — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend 2.0 — Single, or until the death of both Designated Lives for MyPath Ascend 2.0 — Joint or Joint 50. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of “Withdrawals” and “Adjustments for Withdrawals” below for additional detail. In addition, if you take any withdrawals from the Contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single, or the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. For MyPath Ascend 2.0 — Joint 50, beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the “Optional Contract Rider Charges” section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single, or the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50.

Several examples designed to help show how this rider works are included in Appendix N.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 — Single and of the youngest Designated Life for MyPath Ascend 2.0 — Joint and Joint 50, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.
The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single, Joint, and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues (i.e. new purchasers of this rider) which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% Benefit Base Guarantee
On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, if no withdrawals have been taken from the Contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:
(a)
is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and
(b)
is all subsequent Purchase Payments made on or after the first Contract Anniversary.
If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix N for examples of how the 200% benefit base guarantee is calculated.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint at the time of the first withdrawal.
If you purchased MyPath Ascend 2.0 — Joint 50, prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal. Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.
The annual income percentages are as follows:
Age	MyPath Ascend 2.0 — Single Annual Income Percentage	MyPath Ascend 2.0 — Joint Annual Income Percentage	MyPath Ascend 2.0 — Joint 50 Annual Income Percentage
through age 64	2.65%	2.25%	3.00%
65-74	4.00%	3.50%	4.65%
75-79	4.25%	3.75%	5.00%
80+	4.65%	4.25%	5.50%

We reserve the right to change the annual income percentage for MyPath Ascend 2.0 (Single, Joint and Joint 50) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. If you purchased MyPath Ascend 2.0 — Joint 50, we additionally reserve the right to change the Continuation Factor for riders that are issued in the future and will also disclose these in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates, Continuation Factor rates, and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable,
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)
is the Continuation Factor.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage. For MyPath Ascend 2.0 — Joint 50 Owners, this amount will also be multiplied by the Continuation Factor, if on or after the Continuation Date.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, the Purchase Payment will not be in good order and we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above),
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)
is the Continuation Factor.

Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date for MyPath Ascend 2.0 — Joint 50 only, multiplied by (c) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis),
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 — Single or of the youngest Designated Life for MyPath Ascend 2.0 — Joint or Joint 50, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
(c)
is the Continuation Factor.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub- Account’s prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
If you purchased MyPath Ascend 2.0 — Joint 50, upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive when the Contract Value reaches zero, you will receive an annual amount in the form of an Annuity Payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 — Single and of both Designated Lives for MyPath Ascend 2.0 — Joint and Joint 50.
If you purchased MyPath Ascend 2.0 — Joint 50, and if both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life. If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI.
Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Ascend 2.0 — Joint and Joint 50)
For MyPath Ascend 2.0 — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
For MyPath Ascend 2.0 — Joint 50, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated

Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult with your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Ascend 2.0 — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Ascend 2.0 — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
For MyPath Ascend 2.0 — Joint 50, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:
(a)
for MyPath Ascend 2.0 — Single, MyPath Ascend 2.0 — Joint, and MyPath Ascend 2.0 — Joint 50:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 — Joint and Joint 50, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Ascend 2.0 — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

(c)
for MyPath Ascend 2.0 — Joint and Joint 50:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract. The proportionate amount of the rider charge is based on the duration of time the rider has been owned since the last assessment of rider charges.
MyPath Value (Single and Joint) Option
Effective October 12, 2020, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value — Single, or until the death of both Designated Lives for MyPath Value — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.
Several examples to help show how this rider works are included in Appendix M.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Value — Single and of the youngest Designated Life for MyPath Value — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.
The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.
The annual income percentages are as follows:
Age	MyPath Value — Single Annual Income Percentage	MyPath Value — Joint Annual Income Percentage
All ages	4.10%	3.85%

We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and
(b)
is the applicable annual income percentage.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.

Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the “allowable Sub-Accounts” (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the applicable annual income percentage.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that

Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)
is the applicable annual income percentage.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:
a)
100% allocation among allowable Sub-Accounts; or
b)
100% allocation to the CustomChoice Allocation Option; or
c)
100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);
d)
100% allocation to a SimpleChoice Asset Allocation Portfolio.
a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts may be available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus. The allowable Sub-Accounts for this rider also vary by Contract issue date. The allowable Sub-Accounts are described below.
For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation.
For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
Each of the Portfolios listed above are managed volatility funds, which means each Portfolio seeks to manage the volatility of investment return.
b) The CustomChoice Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this prospectus in the section entitled “Description of the Contract — CustomChoice Allocation Option.”

c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled “Description of the Contract — CustomChoice II Allocation Option.”
d) The SimpleChoice Asset Allocation Portfolios: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this prospectus in the section entitled “Description of the Contract — SimpleChoice Asset Allocation Portfolios.” You may also ask your representative for additional details regarding the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.
The allowable Sub-Accounts, CustomChoice or CustomChoice II Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value — Single and of both Designated Lives for MyPath Value — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Value — Joint)
For MyPath Value — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value — Joint rider charge. The MyPath Value — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Value — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Value — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination
Once you elect the MyPath Value rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
For MyPath Value — Single and MyPath Value — Joint:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Value — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Value — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Value — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
MyPath Summit (Single and Joint) Option
Effective July 9, 2018, these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit — Single, or until the death of both Designated Lives for MyPath Summit — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.
Several examples to help show how this rider works are included in Appendix L.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Summit — Single and of the youngest Designated Life for MyPath Summit — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Benefit Base Reset
On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint at the time of the first withdrawal.
The annual income percentages are as follows:
Age	MyPath Summit — Single Annual Income Percentage	MyPath Summit — Joint Annual Income Percentage
through age 64	4.35%	4.00%
65-74	5.35%	5.00%
75-79	5.60%	5.25%
80+	6.35%	6.00%

We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.
Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.
GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.

Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that

Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit — Single or of the youngest Designated Life for MyPath Summit — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.
Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the

Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your financial representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint, this rider terminates and no further benefits are payable under this rider or the contract.
Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit — Single and of both Designated Lives for MyPath Summit — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Summit — Joint)
For MyPath Summit — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Summit — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Summit — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Summit rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
For MyPath Summit — Single and MyPath Summit — Joint:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Summit — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Summit — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Summit — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Ascend (Single and Joint) Option
Effective October 15, 2014 these options are no longer available.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend — Single, or until the death of both Designated Lives for MyPath Ascend — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.
The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.
This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 10-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those that do not intend to wait longer than ten Contract Years following the rider issue date before beginning withdrawals.
Several examples to help show how this rider works are included in Appendix K.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend — Single and of the youngest Designated Life for MyPath Ascend — Joint, or the rider effective date. The rider effective date is the rider issue date.
Calculating the Benefit Base and Enhancement Base Values
Benefit Base
The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.
The initial benefit base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.
The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.
The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.
Enhancement Base
The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.
The initial enhancement base will be set to the initial Purchase Payment.
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.
Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.
After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.
Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.
The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.
Benefit Base Enhancement
For purposes of calculating the benefit base enhancement, the “enhancement period” is the 10 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 10 Contract Years following the rider effective date.
On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.
For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.
Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.
Benefit Base Reset
On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.
On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled “Contract Charges and Fees — Optional Contract Rider Charges,” regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled “Contract Charges and Fees” for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Calculating the Guaranteed Annual Income (GAI)
The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint at the time of the first withdrawal.
The annual income percentages are as follows:
Age	MyPath Ascend — Single Annual Income Percentage	MyPath Ascend — Joint Annual Income Percentage
through age 64	4.10%	3.75%
65-74	5.10%	4.75%
75-79	5.35%	5.00%
80+	6.10%	5.75%

Please see Appendix P for historical benefit base enhancement rates and annual income percentages applicable for this rider.
The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint, on the date of the benefit base reset.
Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments
For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.
The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.
For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.
After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
•
Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
You may take a withdrawal from any “allowable Sub-Account” (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and
(b)
is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend — Single or of the youngest Designated Life for MyPath Ascend — Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.
Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.
Required Minimum Distributions for Applicable Qualified Contracts
For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.
While this contract is subject to RMD provisions, the benefit will be treated as follows:
•
Each Contract Year the GAI will be calculated as described in the “Calculating the Guaranteed Annual Income” section above. The GAI will not be changed based on the RMD requirement.
•
If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts

Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as “allowable Sub-Accounts.” Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility	•PIMCO VIT Global Diversified Allocation Portfolio •SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.
Automatic Payment Phase
If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend — Single and of both Designated Lives for MyPath Ascend — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend — Single and of both Designated Lives for MyPath Ascend — Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled “Annuitization Benefits and Options” if you are considering annuitizing your contract.
If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend — Single and of both Designated Lives for MyPath Ascend — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled “Electing the Retirement Date and Annuity Option” for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for MyPath Ascend — Joint)
For MyPath Ascend — Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend — Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
Impact of Divorce
For MyPath Ascend — Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.
For MyPath Ascend — Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.
Rider Termination
Once you elect the MyPath Ascend rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
For MyPath Ascend — Single and MyPath Ascend — Joint:
(1)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or
(2)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

(3)
the date of an ownership change or assignment under the contract unless:
(i)
the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend — Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend — Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or
(ii)
the assignment is for the purposes of effectuating a 1035 exchange of the contract; or
(b)
for MyPath Ascend — Single:
(1)
the date we receive due proof of death of the Designated Life; or
(2)
the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or
(c)
for MyPath Ascend — Joint:
(1)
the date we receive due proof of death of the last remaining Designated Life; or
(2)
the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
Guaranteed Minimum Income Benefit (GMIB) Option
Effective October 4, 2013, this option is no longer available.
This optional rider is designed to provide a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. It does not however, guarantee an investment return or any minimum Contract Value. The GMIB annuity payout rates are conservative so the Annuity Payments provided by this rider may be less than the same Annuity Payment option available under the base contract, even if the benefit base (described below) is greater than the Contract Value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:
•
The GMIB is an annuitization benefit, not a withdrawal benefit. If you do not intend to annuitize your contract, you will not utilize the guaranteed Fixed Annuity benefit this option provides. If you do not intend to annuitize your contract, this option may not be appropriate for you.
•
If you anticipate having to make numerous withdrawals from the contract, the GMIB rider may not be appropriate.
•
If your contract is not eligible for the automatic payment phase (described below), any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.
•
Once you elect this option you may not cancel it.
•
If available, you may elect this option when your contract is issued or within 30 days prior to any Contract Anniversary date. The option will be effective on either the issue date or a Contract Anniversary date.

•
The youngest Owner (or Annuitant, if a non-natural Owner) must be at least age 45 at the time the rider is issued, in order to elect this option.
•
The oldest Owner (or Annuitant, if a non-natural Owner) must be no older than 75 at the time the rider is issued, in order to elect this option.
•
You may not elect this option if you have selected the Premier II Death Benefit, Estate Enhancement Benefit II or in combination with any other living benefit rider.
•
This rider may not be purchased for a “stretch” IRA or other “decedent” type account and may not be available in every state.
•
If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.
•
Your entire Contract Value must be allocated to an allocation plan approved by us while this option is in effect.
The Benefit
This rider guarantees that on any benefit date (described below), your minimum monthly Fixed Annuity Payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the Fixed Annuity Payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from Purchase Payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note — some states impose a premium tax on amounts used to provide Annuity Payments. These taxes are deducted at annuitization from the amount available to provide Annuity Payments. See Appendix G for numerical examples of the GMIB rider.
If the Owner is a natural person, the Owner must also be named as an Annuitant. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the Annuitant(s).
The Benefit Dates
The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:
(a)
the later of the 10th Contract Anniversary following the rider effective date or the 10th Contract Anniversary following the last optional reset (described below), or
(b)
any Contract Anniversary subsequent to the date described in “a”, but prior to the Contract Anniversary following the oldest Owner’s 90th birthday or the rider’s termination.
Exercising the Benefit
To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the Contract Value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the Contract Value amount converted to Annuity Payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled ‘Benefit Base’ and ‘Withdrawals’ for a complete description of how withdrawals impact the benefit base.

The Fixed Annuity Payment amount will be the greater of:
(a)
the Fixed Annuity Payment calculated under the terms of this rider based on the Annuity Payment option selected by the Owner; or
(b)
the Fixed Annuity Payment calculated under the terms of the base contract based on the same Annuity Payment option selected by the Owner.
The GMIB annuity payout rates are conservative so the Annuity Payments provided by this rider may be less than the same Annuity Payment option available under the base contract, even if the benefit base is greater than the Contract Value.
Benefit Base
The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000.
Highest Anniversary Value
If this rider is added on the Contract Date, the initial Highest Anniversary Value is equal to Purchase Payment(s) applied on the Contract Date. If added after the Contract Date, the initial Highest Anniversary Value is equal to the Contract Value on the rider effective date.
During each Contract Year, the Highest Anniversary Value will increase by any Purchase Payments received and will be adjusted, on a Pro-rata Basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the Contract Value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the Contract Value is below the Highest Anniversary Value.
On every subsequent Contract Anniversary, up to and including the Contract Anniversary following the oldest Owner’s 80th birthday, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the Contract Value which may reduce the amount by which the Highest Anniversary Value increases on future Contract Anniversaries.
Roll-up Value
If the rider effective date is the same as the Contract Date, the initial Roll-up Value is equal to Purchase Payment(s) applied on the Contract Date. If the rider is added after the Contract Date, the initial Roll-up Value is equal to the Contract Value on the rider effective date.
Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for Purchase Payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the Contract Anniversary following the oldest Owner’s 80th birthday.
Any amount withdrawn in a single Contract Year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior Contract Anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the Contract Year to exceed the greater of 5% of the Roll-up Value as of the prior Contract Anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a Pro-rata Basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the Contract Value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the Contract Value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.
Required Minimum Distribution (RMD)
For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those Qualified Contracts issued under the provisions of Section 401, 404, 408, or 457 of the Code. Amounts withdrawn in excess of the RMD may result in an adjustment on a Pro-rata Basis.
Under the Code, RMDs are calculated and taken on a calendar (tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the Contract Year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a reduction of the Roll-up Value on a Pro-rata Basis and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid an adjustment to the Roll-up Value on a Pro-rata Basis.
For Qualified Contracts, any withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior Contract Anniversary, will reduce the Roll-up Value on a Pro-rata Basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.
Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior Contract Anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the Owner will have withdrawn $6,500 for the 2009 Contract Year (April 1 to March 31). However, since the sum of the Owner’s withdrawals for the 2009 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year’s withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the Contract Year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Withdrawals
If you are considering purchasing this optional rider, please remember these important details:
•
Unlike “lifetime withdrawal benefit” riders which may allow you to take a certain amount of withdrawals without reducing the benefit you receive under the rider, all withdrawals under the GMIB rider reduce the benefit you receive from the rider. See the benefit base description above for additional details on how withdrawals impact the benefit base.
•
Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the Contract Value amount converted to Annuity Payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled ‘Benefit Base’ for a complete description of how withdrawals impact the benefit base.
•
Withdrawals reduce the Highest Anniversary Value on a Pro-rata Basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a Pro-rata Basis. This means that for each pro rata withdrawal, the lower the Contract Value, the greater the reduction in the benefit base. See the section above entitled ‘Benefit Base’ for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.
•
Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.
If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable Sub-Account in any proportion.
Subsequent Purchase Payments
Purchase Payments after the first Contract Year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.
Optional Reset of the Roll-up Value
Beginning with the third Contract Anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the Contract Value on the date of reset. The last date on which you can elect a reset is the Contract Anniversary following the oldest Owner’s 80th birthday. A reset can only occur on a Contract Anniversary if the Contract Value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable Contract Anniversary. Please note: If you elect to reset, the next available benefit date will be the 10th Contract Anniversary following the date of the reset. In that case, you will not be able to exercise the GMIB until that benefit date. You may still elect to annuitize under the base contract at any time, however, you will not be able to utilize the benefit provided by this rider until the next benefit date.
Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

Automatic Payment Phase
Your contract will enter the automatic payment phase if your Contract Value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly Annuity Payments under a Life with a Period Certain of 60 months option based on the age of the oldest Annuitant unless you select a different Annuity Payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable Annuity Payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. Your contract is not eligible for the automatic payment phase if in the year in which your Contract Value falls to zero immediately after a withdrawal or charge, or in any prior Contract Year, the cumulative withdrawals for the Contract Year exceed the greater of 5% of the Roll-up Value as of the prior Contract Anniversary or the RMD amount. In the unlikely event your Contract Value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.
Annuity Payment Options
You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your Contract Value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled ‘Benefit Base’ for a detailed description of how a partial annuitization will impact the benefit base.
You may elect the GMIB to be paid under one of the following Annuity Payment options:
•
Life Annuity — Annuity Payments payable for the lifetime of the Annuitant, ending with the last Annuity Payment due prior to the Annuitant’s death.
•
Life with a Period Certain of 60 Months — Annuity Payments payable for the lifetime of the Annuitant; provided, if the Annuitant dies before Annuity Payments have been made for the entire period certain, Annuity Payments will continue to the beneficiary for the remainder of the period.
•
Joint Life with 100% to Survivor — Annuity Payments payable for the joint lifetimes of the Annuitant and designated joint Annuitant. The Annuity Payments end with the last Annuity Payment due before the survivor’s death.
•
Joint Life with 100% to Survivor with a Period Certain of 60 Months — Annuity Payments payable for the joint lifetimes of the Annuitant and joint Annuitant; provided, if both Annuitants die before Annuity Payments have been made for the entire period certain, Annuity Payments will continue to the beneficiary for the remainder of the period.
If a single life option is chosen and Joint Owners are named, monthly Fixed Annuity Payments will be made for the lifetime of the oldest Joint Owner. You may name a joint Annuitant on the benefit date for purposes of a Joint Life option provided the joint Annuitant is your spouse or the difference in ages of the Annuitants is no more than 10 years.

Annuity Payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of Annuity Payments. If the amount of the first Annuity Payment is less than $150, we may reduce the frequency of Annuity Payments to meet this minimum payment requirement.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:
(a)
100% allocation to an allowable Focused Portfolio Strategy;
(b)
100% allocation among allowable Sub-Accounts; or
(c)
100% allocation to the CustomChoice Allocation Option.
a) Current allowable Focused Portfolio Strategies include:  Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.
b) Current allowable Sub-Accounts:  When you elect this rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.”
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven
Allocation Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset
Allocation Portfolio
•Morningstar Conservative ETF Asset
Allocation Portfolio
•Morningstar Income and Growth ETF
Asset Allocation Portfolio

•PIMCO VIT Global Diversified Allocation
Portfolio
•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF
Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF
Portfolio
•TOPS® Managed Risk Moderate Growth
ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS™ ETF Managed Risk Portfolios is a fund of funds. Each Portfolio invests in underlying exchange traded funds, also called “ETFs”. The risks and objectives of each allowable Sub-Account are described in detail that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
c) The CustomChoice Allocation Option:  This option requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within each group. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled ‘Description of the Contract’.

The allowable Focused Portfolio Strategies, allowable Sub-Accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.
Spousal Continuation
If the Owner dies and the contract to which this rider is attached is continued on the life of the Owner’s spouse (as defined by federal law) pursuant to Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as Owner and Annuitant for purposes of this benefit.
Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new Annuitant’s age will be used to determine the amount of Fixed Annuity Payment available under this rider.
Rider Termination
This rider will terminate upon the earliest of:
(a)
the Contract Anniversary following the oldest Owner’s 90th birthday; or
(b)
termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your Contract Value to zero terminates the rider and the contract.); or
(c)
any change of Owner or Joint Owner after the rider effective date; or, in the case of a non-natural Owner, any change of Annuitant, other than the addition of a joint Annuitant as provided for under Annuity Payment options, after the rider effective date; or
(d)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(e)
the death of the Owner or Joint Owner (or Annuitant if the Owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or
(f)
the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.
Ovation Lifetime Income II (Ovation II) (Single and Joint) Option
Effective October 4, 2013, this option is no longer available.
Ovation II is a guaranteed lifetime withdrawal benefit. It is an optional rider, and can be elected as a single option (Ovation II — Single) or as a joint option (Ovation II — Joint). The benefits are different between Ovation II — Single and Ovation II — Joint, and you should consult your financial professional to determine which version, if any, is appropriate to your situation. The optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the Owner’s life for Ovation II — Single, and over the lifetime of two “Designated Lives” (described below) for Ovation II — Joint, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero. See Appendix H for examples of how the benefit base and GAI are calculated.
Ovation II does not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:
•
Election of this rider may or may not be beneficial to you. Since the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then these riders are generally not appropriate for you.
•
Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts or any other contract feature impacted by a withdrawal.
•
If available, you may elect this rider at the time the contract is issued or within 30 days prior to any Contract Anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the Contract Anniversary immediately following election, also known as the rider effective date. Once you elect this option you may not cancel it.
•
If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.
•
If you take any withdrawals from the contract prior to the 10th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 70th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II — Single, or the youngest Designated Life for Ovation II — Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.
•
The oldest Owner (or Annuitant if a non-natural Owner) for Ovation II — Single, or the oldest Designated Life for Ovation II — Joint, must be age 80 or younger at the time the rider becomes effective.
•
Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

•
You may not elect this rider if you have selected the Premier II Death Benefit, Estate Enhancement Benefit II or in combination with any other living benefit.
•
This rider may not be purchased for a “stretch” IRA or other “decedent” type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent’s named beneficiary.
•
The Ovation II — Joint rider may not be available under certain employer sponsored qualified retirement plans.
Designated Life, Joint Designated Life and Designated Lives (for Ovation II — Joint)
The “Designated Life” is the Owner of the contract, or the Annuitant in the case of a non-natural Owner, unless otherwise agreed to by us. The “Joint Designated Life” is either the Joint Owner, joint Annuitant if a non-natural Owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to “Designated Lives” will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II — Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II — Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse’s status under federal law.
The Benefit
This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the Owner’s death (or in the case of Joint Owner’s, until the first death) for Ovation II — Single, or until the death of both Designated Lives for Ovation II — Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.
The Benefit Date
The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II — Single and of the Youngest Designated Life for Ovation II — Joint, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the Contract Anniversary immediately following election, if the rider is elected after contract issue.
Calculating the Benefit Base
Benefit Base Maximum
The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Initial Benefit Base
The initial benefit base will be set to the initial Purchase Payment if this rider is added when your contract is issued. If it is added on a subsequent Contract Anniversary, the initial benefit base will be equal to the Contract Value on the rider effective date. Subsequent Purchase Payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.
Benefit Base Reset
On each reset date the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled ‘Contract Charges and Fees’ for additional details on the charges for this rider.
You may elect to decline the rider charge increase. Declining the rider charge increase will result in no increase to the benefit base. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.
Benefit Base Enhancement
On each Contract Anniversary, for the first 10 years following the rider effective date, after each Contract Year in which there have been no withdrawals, we will take the benefit base from the prior Contract Anniversary, plus any Purchase Payments made during the Contract Year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 Contract Years following the rider effective date, you will not receive the benefit base enhancement for any Contract Year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.
200% Benefit Base Guarantee
On the later of the 10th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 70th birthday of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) for Ovation II — Single or of the youngest Designated Life for Ovation II — Joint, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:
(a)
is 200% of the initial benefit base,
(b)
is 200% of all subsequent Purchase Payments made in the one year following the rider effective date, and

(c)
is 100% of all subsequent Purchase Payments made after the first Contract Anniversary following the rider effective date.
If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. The benefit base after adjustment remains subject to the benefit base maximum of $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the adjustment. See Appendix H for examples of how the benefit base adjustment is calculated.
Calculating the GAI
The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II — Single or of the youngest Designated Life for Ovation II — Joint, as of the rider effective date.
On each reset date the GAI will be reset to the greater of (a) or (b) where:
(a)
is the GAI immediately prior to the reset date, and
(b)
is equal to (1) multiplied by (2) where:
(1)
is the benefit base on the reset date, after all applicable benefit base adjustments described above, and
(2)
is the annual income percentage based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II — Single or of the youngest Designated Life for Ovation II — Joint, as of the reset date.
The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.
The Annual Income Percentage
The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest Owner for Ovation II — Single and of the youngest Designated Life for Ovation II — Joint, on the rider effective date, date of the Purchase Payment, or reset date. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest Annuitant.

Age	Ovation II — Single Annual Income Percentage	Ovation II — Joint Annual Income Percentage
through age 64	4.5%	4.0%
65-74	5.0%	4.5%
75- 79	5.5%	5.0%
80+	6.5%	6.0%

See Appendix H for examples of how the annual income percentage is used to determine the GAI.
GAI Adjustment for Subsequent Purchase Payments
This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent Purchase Payments. The GAI will also be increased by the amount of the subsequent Purchase Payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest Owner (or Annuitant in the case of a non-natural Owner) for Ovation II — Single or of the youngest Designated Life for Ovation II — Joint, as of the date the subsequent Purchase Payment is credited to the contract, subject to the maximum GAI immediately following a subsequent Purchase Payment described below.
The GAI immediately following a subsequent Purchase Payment is subject to a maximum of (a) multiplied by (b) where:
(a)
is the benefit base maximum of $5,000,000, and
(b)
is the annual income percentage based on the applicable age as of the date the subsequent Purchase Payment is credited to the contract.
We may limit subsequent Purchase Payments after the first Contract Year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent Purchase Payments.
Withdrawals
You should consider the following before taking a withdrawal under this contract or rider:
•
Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.
•
Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.
•
A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.
•
Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.
•
If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled ‘Annuitization Benefits and Options’ if you are considering annuitizing your contract.

•
A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.
•
Any provision in your annuity requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.
If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable Sub-Account in any proportion.
Adjustment for Withdrawals Taken Prior to the Benefit Date
If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the benefit base immediately prior to the withdrawal,
(b)
is the amount of the withdrawal, and
(c)
is the Contract Value immediately prior to the withdrawal.
The GAI will be equal to (a) multiplied by (b) where:
(a)
is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
(b)
is the annual income percentage based on the applicable age as of the date of the withdrawal.
Adjustment for Withdrawals Taken After the Benefit Date
Each Contract Year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.
Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:
The benefit base will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the benefit base immediately prior to the excess portion of the withdrawal,
(b)
is the amount of the excess withdrawal, and
(c)
is the Contract Value immediately prior to the excess portion of the withdrawal.
The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:
(a)
is the GAI prior to the withdrawal,
(b)
is the amount of the excess withdrawal, and
(c)
is the Contract Value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.
For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.
Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For Qualified Contracts, if the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.
Assume an IRA with a Contract Year of May 1 to April 30, and there are no withdrawals other than as described. The GAI for the 2020 Contract Year ending April 30, 2021 is $5,000. The RMDs for calendar years 2020 and 2021 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2020 and $2,000 in the first quarter of calendar year 2021, then the Owner will have withdrawn $6,500 for the 2020 Contract Year (May 1 to April 30). Since the sum of the Owner’s withdrawals for the 2020 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.
Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2021, he or she takes it in the last quarter of 2020. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note — the last withdrawal makes the total withdrawals for the year exceed the RMD amount.
Contract Value Allocation Plan
While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:
a)
100% allocation to an allowable Focused Portfolio Strategy;
b)
100% allocation among allowable Sub-Accounts; or
c)
100% allocation to the CustomChoice Allocation Option
a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.
b) Current allowable Sub-Accounts: When you elect the Ovation II rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.”

The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven
Allocation Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset
Allocation Portfolio
•Morningstar Conservative ETF Asset
Allocation Portfolio
•Morningstar Income and Growth ETF
Asset Allocation Portfolio
•PIMCO VIT Global Diversified Allocation
Portfolio

•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF
Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF
Portfolio
•TOPS® Managed Risk Moderate Growth
ETF Portfolio

Each of the Morningstar ETF Asset Allocation Portfolios and the TOPS™ ETF Managed Risk Portfolios is a fund of funds. Each Portfolio invests in underlying exchange traded funds, also called “ETFs”. The risks and objectives of each allowable Sub-Account are described in detail that Sub-Account’s prospectus which is part of the underlying Funds prospectus.
c) The CustomChoice Allocation Option: This option requires that you allocate Purchase Payments or your Contract Value among a number of allocation “groups” according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within each group. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled ‘Description of the Contract.’
The allowable Focused Portfolio Strategies, allowable Sub-Accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.
You may reallocate the full Contract Value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional Purchase Payments to the contract. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with Ovation II.

Automatic Payment Phase
If the Contract Value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.
We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any Owner for Ovation II — Single and of both Designated Lives for Ovation II — Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any Owner for Ovation II — Single and of both Designated Lives for Ovation II — Joint, this rider terminates and no further benefits are payable under this rider.
Annuity Payments under Ovation II
If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled ‘Annuitization Benefits and Options’ if you are considering annuitizing your contract.
If Annuity Payments are required to begin, the Ovation II rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Owner or any Joint Owner for Ovation II — Single and of both Designated Lives for Ovation II — Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled ‘Electing the Retirement Date and Annuity Option’ for further details on the Maturity Date and the required beginning of Annuity Payments.
Spousal Continuation (for Ovation II – Joint)
For Ovation II — Joint, if the Owner dies, the surviving spouse may elect to continue the contract and this rider, provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II — Joint rider charge.
Rider Termination
Once you elect the Ovation II rider, you may not elect to cancel it.
The rider will automatically terminate at the earliest of:
(a)
termination or surrender of the contract (Note — a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

(b)
for Ovation II — Single, any change of Owner or Joint Owner after the rider effective date, or in the case of a non-natural Owner, any change of Annuitant or joint Annuitant after the rider effective date; or
(c)
for Ovation II — Joint, any change to a Designated Life after the rider effective date; or
(d)
the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or
(e)
the death of the Owner or Joint Owner, or in the case of a non-natural Owner, the death of the Annuitant or joint Annuitant for Ovation II — Single, or the death of both Designated Lives for Ovation II — Joint; or
(f)
for Ovation II — Joint, the date any death benefits are paid as a lump sum under the terms of the contract.
Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.
Purchase Payments
You choose when to make Purchase Payments. Your initial Purchase Payment must be at least equal to the following and must be in U.S. dollars:
B and L Series    $10,000 for Qualified and Non-Qualified Contracts
We may reduce the initial Purchase Payment requirement if you purchase this contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.
You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan or your Qualified Contract’s contribution rules, applicable to your situation.
We will return your initial payment or any subsequent payment within five Business Days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in “good order.”
Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $1,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional Purchase Payments will not be accepted while either the Owner or Joint Owner qualifies under the hospital and medical care or terminal condition provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the section entitled “Benefits” for details.
In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the contract. You should consider these Purchase Payment limitations, and all other limitations in this contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.
If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.
If your contract was issued in the State of Florida, future Purchase Payments may not be limited beyond the minimum and maximum Purchase Payments stated in the contract or optional rider.
Automatic Purchase Plan
If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a Valuation Date, for example because it’s a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the Contract is a Simplified Employee Pension (SEP) IRA.
Purchase Payments and Value of the Contract
Crediting Accumulation Units
During the accumulation phase each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase Payments allocated to the Variable Annuity Account, to your contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit Value for that Sub-Account.
The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).
We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the Portfolios’ shares shall be computed once daily, and, in the case of government money market portfolios, after the declaration of the daily dividend, as of the close of the New York Stock Exchange (“Exchange”) (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:
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days on which changes in the value of that Portfolio’s securities will not materially affect the current net asset value of that Portfolio’s shares;
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days during which none of that Portfolio’s shares are tendered for redemption and no order to purchase or sell that Portfolio’s shares is received by that Portfolio; and

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customary national business holidays on which the Exchange is closed for trading.
The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.
In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate.
Value of the Contract
The Contract Value of your contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Options. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.
Accumulation Unit Value
The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:
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the value of that Accumulation Unit on the immediately preceding Valuation Date by,
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the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.
The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.
Net Investment Factor for Each Valuation Period
The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.20% for B Series and 1.55% for L Series per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of 0.15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.
The gross investment rate may be positive or negative and is equal to:
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the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus
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the per share amount of any dividend or capital gain distribution by the Portfolio if the “ex-dividend” date occurs during the current valuation period, divided by,
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the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

Principal Underwriter
Securian Financial Services, Inc. (“Securian Financial”), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the contract. Authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life.
Prior to August 9, 2023, contracts were also sold through registered representatives of Securian Financial. However, on August 9, 2023, Securian Financial closed the sale of its retail wealth management business to Cetera Financial Group Inc. Upon the closing of the transaction, the substantial majority of registered representatives of Securian Financial, each of whom was also an insurance agent appointed by Minnesota Life, became registered representatives of Cetera Advisor Networks, LLC.
As part of the closure of its retail wealth management business, Securian Financial ceased to be a registered investment adviser with the SEC and is no longer a member of the Securities Investor Protection Corporation (SIPC). The sale of Securian Financial’s retail wealth management business did not result in any changes to the contract and contracts are no longer sold through Securian Financial associated registered representatives.
Redemptions, Withdrawals and Surrender
Prior to the date Annuity Payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:
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on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or
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when the withdrawal is requested because of an excess contribution to a Qualified Contract.
To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. Additionally, you may also request certain partial withdrawals by telephone. Contact Annuity Services for details.
Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.
During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.
Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Variable Annuity Account and any amounts in the DCA Fixed Account on a proportionate basis.
Your Contract Value will be reduced by the amount of your withdrawal and any applicable deferred sales charge.

If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract’s surrender value, as calculated below.
Before Annuity Payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your contract is the Contract Value computed as of the Valuation Date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see “Electing the Retirement Date and Annuity Option” for more information).
Right of Cancellation or “Free Look”
You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the “free look period”, we will refund to you the amount of your Contract Value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.
Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.
Federal Tax Status
Introduction
Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax advisor. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (“IRS”). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code (“Tax Qualified Accounts”). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.
In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the “Treasury Department”) and the Internal Revenue Service (“IRS”) clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.
Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.
There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.
For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income. Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.
This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.
Taxation of Minnesota Life and the Variable Annuity Account
We are taxed as a “life insurance company” under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account’s activities. The Variable Annuity Account is not taxed as a “regulated investment company” under the Code and we do not anticipate any change in that tax status.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends and foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the Owners of the assets generating the benefits.

Taxation of Annuity Contracts in General
Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes other than for purposes of the taxation of life insurance companies. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are exceptions to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code and for trusts and other entities that hold an annuity contract as an agent for a natural person.
There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.
If you do not annuitize your Non-Qualified Contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.
Diversification Requirements
Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be “adequately diversified” in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.
The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be “adequately diversified”.
Ownership Treatment
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the Owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the Owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an Owner and the insurance company regarding the availability of a particular investment option and other than an Owner’s right to allocate premiums and transfer funds among the available Sub-Accounts, all investment decisions concerning the Sub-Accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of an Owner under the contract will not result in any Owner being treated as the Owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a Owner from being considered the Owner of a pro rata share of the assets of the Variable Annuity Account.
Taxation of Partial and Full Withdrawals
For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the “investment in the contract” (i.e., Purchase Payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.
In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the “investment in the contract” to the individual’s balance in the retirement plan, generally the value of the annuity. The “investment in the contract” generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the “investment in the contract” can be zero.
Section 1035 Exchanges
An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC §1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a “Partial Exchange”). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

Taxation of Annuity Payments
The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of Variable Annuity Payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, Annuity Payments will be fully taxable.
Taxes Payable on Optional Riders
The single and joint versions of Ovation II and each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under Variable Annuity contracts. If you elect these options a contract Owner or beneficiary may be allowed to take withdrawals under the option even after the Contract Value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes see “Taxation of Partial and Full Withdrawals”, then these withdrawals are generally included in the taxpayer’s income.
Taxation of Death Benefit Proceeds
Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of an Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the contract is not affected by the Owner’s death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.
As previously stated elsewhere in this prospectus, the SECURE Act changed death benefit options that are available to beneficiaries of annuity contracts held in qualified plans or IRA's. Additional discussion of the changes can be found below.
Medicare Tax
Beginning in 2013, distributions from Non-Qualified Contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax advisor for more information.
Penalty Tax on Premature Distributions
The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:
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where the taxpayer is 59 ½ or older,

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where payment is made on account of the taxpayer’s disability, or
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where payment is made by reason of the death of the Owner, and
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in certain other circumstances.
The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.
For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.
Aggregation of Contracts
For purposes of determining an Owner’s gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.
Assignment or Pledges
Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.
Required Distributions
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:
(a)
if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and
(b)
if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner’s death.
The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary”, who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
Similar rules existed for qualified retirement and individual retirement annuity contracts prior to the SECURE Act becoming effective on January 1, 2020. See the “Tax Qualified Programs” discussion for an explanation of the SECURE Act changes.
Possible Changes in Taxation
Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the Contract.
Tax Qualified Programs
The contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:
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contributions in excess of specified limits;
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distributions prior to age 59 ½ (subject to certain exceptions);
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distributions that do not conform to specified minimum distribution rules; and
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other specified circumstances.
We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.
Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient. For years prior to 2022, the excise tax for failing to take RMD’s is equal to 50% of the amount by which the RMD exceeds the amount actually distributed. For years beginning after December 31, 2022, the tax for failing to take RMD’s is equal to 25% of the amount by which the RMD exceeds the amount actually distributed. For years that begin after December 31, 2022, certain IRA owners may further reduce the penalty for failing to take their RMD by taking corrective action after discovering the failure. You should consult your tax advisor for advice regarding your situation.
Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.
To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.
In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.
IRA Rollovers. IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA’s.
SECURE Act and SECURE 2.0 Act of 2022 Changes
RMD Rules. The SECURE Act changed the RMD rules for annuities held in qualified plans and IRA’s where Sections 401(a) and 457 apply. The changes impact the date when RMD’s must begin and limit the amount of time over which most Beneficiaries of qualified plans and IRA’s may take distributions after the death of the plan participant or IRA contract owner.
For qualified plan participants and IRA account holders who turned age 70 ½ prior to December 31, 2019, the prior rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 70 ½, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 70 ½.
For qualified plan participants and IRA account holders who turn age 70 ½ after December 31, 2019, the SECURE Act rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 72, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 72.

For qualified plan participants and IRA account holders who turn age 72 after December 31, 2022, the SECURE 2.0 Act of 2022 rules apply, and they must begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 73, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 73.
Further, for qualified plan participants and IRA account holders who turn age 74 after December 31, 2032, they will need to begin taking distributions no later than the later of April 1 of the calendar year following the calendar year in which they: (i) reach age 75, or (ii) if they are still working, the date they retire. If the plan participant, or IRA contract owner, is a “5 percent Owner” of the business (as defined in the Code), the general rule is that they may not wait until they retire from working, they must begin taking distributions by April 1 of the year following the calendar year in which they reach 75.
The SECURE Act did not change the rules for distributions from Roth IRA’s, defined under Code Section 408A, where the plan participant or contract owner is not required to take distributions at any time prior to the Owner’s death.
Plan Participants and IRA contract owners should consult their tax professional prior to electing RMD distributions from their annuity contracts.
Beneficiary Distributions. The SECURE Act also limited the ability of most non-spouse beneficiaries of qualified plans or IRA contracts to defer distributions over the beneficiary’s lifetime. This SECURE Act rule applies if the IRA contract owner dies after December 31, 2019. For most designated beneficiaries, other than the Owner’s spouse, the beneficiary must take the entire value in the annuity contract within ten years after death of the Owner. There are limited exceptions to the ten-year rule for spousal beneficiaries, beneficiaries who are minors, disabled beneficiaries and certain beneficiaries that are less than ten years younger than the deceased IRA contract Owner. These limited exceptions may allow the beneficiary to extend distributions beyond the ten-year limit imposed by the SECURE Act.
If the plan participant or IRA contract owner died prior to December 31, 2019, the beneficiary may still elect to take distributions over his or her lifetime under the prior law rules.
Beneficiaries should consult with their tax professional prior to deciding how to take distributions from an inherited qualified plan or IRA.
Withholding
In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.
The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:
•
one of a series of substantially equal annual (or more frequent) payments made:
—
over the life or life expectancy of the employee,

—
over the joint lives or joint life expectancies of the employee and the employee’s designated beneficiary, or
—
for a specified period of ten years or more,
•
a required minimum distribution,
•
a hardship distribution, or
•
the non-taxable portion of a distribution.
Any distribution eligible for rollover, which may include payment to an employee, an employee’s surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.
See Your Own Tax Advisor
The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.
Legal Proceedings
Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Annuity Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Annuity Account, or the ability of Minnesota Life to meet its obligations under the contracts. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Annuity Account.
Financial Statements
The financial statements of the Minnesota Life Variable Annuity Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 844-878-2199 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Appendix A — Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.48%	4.03%	3.22%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	20.64%	8.43%	3.57%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.20%	16.26%	12.14%	6.28%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.89%[2]	16.88%	10.04%	7.06%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%[2]	12.82%	6.68%	4.99%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.85%[2]	7.84%	2.56%	2.25%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.88%	15.27%	8.64%	6.20%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.86%[2]	10.59%	4.74%	3.67%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.77%	3.40%	2.65%	1.90%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	6.14%	-0.33%	0.36%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	22.60%	13.65%	9.58%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.91%[2]	16.17%	8.31%	5.78%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.59%	38.49%	18.68%	14.36%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.78%	15.84%	4.83%	3.41%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	15.99%	8.64%	4.69%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.51%[2]	2.89%	1.04%	1.52%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	17.83%	7.85%	3.89%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%[2]	16.43%	9.56%	6.65%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	5.13%	0.64%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.72%	10.38%	12.01%	8.31%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.82%	14.80%	12.17%	7.85%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	12.75%	11.06%	7.04%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.35%[2]	12.62%	4.22%	2.32%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97%[2]	15.57%	4.81%	3.41%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.85%[2]	13.90%	8.27%	3.48%
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.03%[2]	16.09%	9.49%	6.37%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	23.51%	15.97%	10.57%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.04%[2]	19.90%	12.10%	7.66%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	11.95%	4.46%	3.70%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.11%[2]	15.65%	7.56%	4.00%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	19.59%	14.63%	10.47%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.30%	1.63%	7.86%	-0.36%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.15%	39.04%	17.17%	10.87%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%[2]	13.11%	7.89%	6.28%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	15.71%	9.63%	7.70%
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%[2]	8.27%	11.72%	7.96%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.15%[2]	14.10%	7.44%	5.10%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.17%[2]	15.41%	8.40%	5.71%
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.14%[2]	12.62%	6.51%	4.44%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.93%	11.11%	9.94%	6.91%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.14%[2]	17.37%	8.31%	6.66%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	11.96%	3.36%	1.79%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.77%	9.02%	4.83%	3.24%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.28%	4.71%	2.98%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	11.14%	5.86%	3.33%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	10.33%	5.51%	3.52%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.31%[2]	13.64%	5.40%	4.03%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.38%	8.91%	1.54%	0.00%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.79%	4.87%	0.88%	0.82%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.85%	5.83%	0.98%	1.60%
Putnam Variable Trust
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	1.13%	18.68%	9.70%	3.88%
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.90%	44.47%	18.49%	14.39%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.82%	15.67%	14.50%	10.26%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.96%	15.47%	8.88%	7.15%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.76%	5.72%	0.99%	1.94%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.97%	37.96%	18.49%	0.00%
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.32%	12.79%	7.76%	0.00%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.07%	7.82%	3.82%	0.00%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.65%	4.47%	1.45%	0.85%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.56%	15.70%	11.96%	8.66%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	25.71%	15.15%	11.51%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.22%	11.94%	7.55%	7.44%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.04%	11.75%	12.09%	0.00%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.10%	20.73%	13.70%	0.00%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
1
Current Expenses are each Fund's total annual operating expenses.
2
This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
*
This Fund employs a managed volatility strategy.
+
Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Investment Restrictions
If you are invested in any of the below optional living benefit riders, certain investment restrictions apply. Please refer to the specific rider investment restrictions below for more information.
MyPath Ascend (Single and Joint)
While the MyPath Ascend rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts

The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Ascend 2.0 (Single, Joint, and Joint 50)
While the MyPath Ascend 2.0 rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Core Flex (Single and Joint)
While the MyPath Core Flex rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:
a)
100% allocation among allowable Sub-Accounts; or
b)
100% allocation to the CustomChoice Allocation Option; or
c)
100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);
d)
100% allocation to a SimpleChoice Asset Allocation Portfolio.
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Edge (Single and Joint)

While the MyPath Edge rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Account
The allowable Sub-Account currently is:
•SFT Core Bond Fund
Guaranteed Minimum Income Benefit (GMIB) Option
While the Guaranteed Minimum Income Benefit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:
(a)
100% allocation to an allowable Focused Portfolio Strategy;
(b)
100% allocation among allowable Sub-Accounts; or
(c)
100% allocation to the CustomChoice Allocation Option.
a) Current allowable Focused Portfolio Strategies include:  Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.
b) Current allowable Sub-Accounts:  When you elect this rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.”
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven Allocation
Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset Allocation
Portfolio
•Morningstar Conservative ETF Asset Allocation
Portfolio
•Morningstar Income and Growth ETF Asset
Allocation Portfolio

•PIMCO VIT Global Diversified Allocation
Portfolio
•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF Portfolio
•TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Horizon (Single, Joint, and Joint 50)
While the MyPath Horizon rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts

The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Journey (Single, Joint, and Joint 50)
While the MyPath Journey rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
Ovation Lifetime Income II (Ovation II) (Single and Joint)
While the Ovation Lifetime Income II rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:
a)
100% allocation to an allowable Focused Portfolio Strategy;
b)
100% allocation among allowable Sub-Accounts; or
c)
100% allocation to the CustomChoice Allocation Option.
a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.
b) Current allowable Sub-Accounts: When you elect the Ovation II rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.”

The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven Allocation
Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset Allocation
Portfolio
•Morningstar Conservative ETF Asset Allocation
Portfolio
•Morningstar Income and Growth ETF Asset
Allocation Portfolio
•PIMCO VIT Global Diversified Allocation
Portfolio

•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF Portfolio
•TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Summit (Single and Joint)
While the MyPath Summit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:
•
100% allocation among allowable Sub-Accounts
The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Value (Single and Joint)
While the MyPath Value rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:
a)
100% allocation among allowable Sub-Accounts; or
b)
100% allocation to the CustomChoice Allocation Option; or
c)
100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017); or
d)
100% allocation to a SimpleChoice Asset Allocation Portfolio.
The allowable Sub-Accounts are described below.
For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation.

For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio

Appendix B — Illustration of Variable Annuity Values
The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.79% and 10.00%.
For illustration purposes, an average annual expense equal to 2.29% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.29% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.94% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.
The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.
The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.
The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.
Variable Annuity Income — Hypothetical Illustration
Annuity Income Option — Life Annuity with 10 Year Period Certain
Prepared for: Client
Variable Contribution: $100,000.00
Initial Variable Monthly Income: $612.09
The illustration below shows how investment returns may affect Variable Annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.
Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.
Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.
An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.
The graph and table below show how annual gross investment returns of 0%, 6.79% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).
In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.
B-1

Variable Annuity Income — Hypothetical

Variable Annuity Income — Supporting Detail
	Monthly Annuity Income Based on Hypothetical Rate of Return
Beginning of Year	Age	0.00% Gross (-2.29% Net)	6.79% Gross (4.50% Net)	10.00% Gross (7.71% Net)
1	65	$612	$612	$612
4	68	$500	$612	$670
7	71	$409	$612	$734
10	74	$334	$612	$804
13	77	$273	$612	$880
16	80	$223	$612	$964
19	83	$183	$612	$1,055
22	86	$149	$612	$1,155
25	89	$122	$612	$1,265
28	92	$100	$612	$1,385
31	95	$82	$612	$1,517
34	98	$67	$612	$1,661
B-2

Appendix C — Types of Qualified Contracts
Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.
Individual Retirement Annuities
Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an “IRA”). Distributions from certain other types of tax qualified plans may be “rolled over” on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special IRS mandated disclosure requirements. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.
Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.
A portion of the amount distributed from an IRA may be taxable based on the ratio of the “investment in the contract” to the individual’s balance in the IRA, generally the value of the IRA. The “investment in the contract” generally equals the nondeductible contributions to an IRA. The “investment in the contract” can be zero.
Simplified Employee Pension (SEP) IRAs
Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.
Roth IRAs
Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.
Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59 ½; (2) the distribution is paid to a beneficiary after the Owner’s death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.
In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.
C-1

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Appendix D — Examples of the Highest Anniversary Value II Death Benefit Option
Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	—	—	$106,000	$100,000	$106,000	$106,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$160,000
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$163,000
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$163,000
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$163,000
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $106,000.
In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $128,000.
In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000.
Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000.
Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($100,000, $100,000, $100,000) = $100,000.

Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
After the additional Purchase Payment:
Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($125,000, $120,000, $120,000) = $125,000.

Example #4 — Highest Anniversary Value increase on Contract Anniversary.
On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$130,000

After the increase:
Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($130,000, $120,000, $130,000) = $130,000.

Example #5 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$124,841
After the withdrawal:
Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238.
Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 x $5,000 / $126,000] = $124,841.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

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Appendix E — Examples of Premier II Death Benefit Option
Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	—	—	$106,000	$100,000	$106,000	$105,000	$106,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$110,250	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$115,763	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$121,551	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$127,628	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$134,010	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$140,710	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$147,746	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$155,133	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$162,889	$162,889
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$171,034	$171,034
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$179,586	$179,586
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$188,565	$188,565
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $106,000.
In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000.
Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000.
Initial 5% Increase Value = initial Purchase Payment = $100,000.
Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($100,000, $100,000, $100,000, $100,000) = $100,000.

Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
After the additional Purchase Payment:
Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the Maximum Increase Value of 200% of Purchase Payments adjusted for withdrawals = Minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% * $120,000) = $122,470.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($125,000, $120,000, $120,000, $122,470) = $125,000.

Example #4 — Highest Anniversary Value increase on Contract Anniversary.
On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$130,000
After the increase:
Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.
5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = Minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) = $130,000.

Example #5 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value will be reduced by the amount of the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$123,593	$124,841
After the withdrawal:
Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238.
Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 x $5,000 / $126,000] = $124,841.
5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) – $5,000, 200% * $115,238) = $123,593.
Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

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Appendix F — Examples of Estate Enhancement Benefit II Option
Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Initial values on issue based on an initial Purchase Payment of $100,000.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Initial Maximum Enhancement Basis = Purchase Payments * 200% = 100,000 * 200% = 200,000.
Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($100,000 – $100,000) = 0.

Example #2 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
After the additional Purchase Payment:
Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.
Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($125,000 – $120,000) = $2,000.

Example #3 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the Maximum Enhancement Basis calculation based on the Contract Value prior to the withdrawal.
F-1

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
After the withdrawal:
Purchase Payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $133,000] = $115,489.
Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.
Remaining Purchase Payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000.
Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 – $120,000) = $3,200.

Example #4 — Decreases in Contract Values.
Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
Beginning of Year 3	71	$122,000	—	—	$122,000	$120,000	$230,977	$800
Beginning of Year 4	72	$115,000	—	—	$115,000	$120,000	$230,977	—
Beginning of Year 5	73	$118,000	—	—	$118,000	$120,000	$230,977	—
Beginning of Year 6	74	$123,000	—	—	$123,000	$120,000	$230,977	$1,200
Values in the beginning of year 4:
Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.
Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 – $120,000) = -$2,000.
Benefit may not be less than zero so no benefit is due.
F-2

Appendix G — Examples of the Guaranteed Minimum Income Benefit Option
Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Optional Living Benefit Riders — Guaranteed Minimum Income Benefit Option.” The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

Example #1 — Single Purchase Payment of $50,000, no withdrawals, and corresponding rider values.
The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the ‘Contract Value’ line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled ‘GMIB Fixed Annuity Payment’ and ‘Fixed Annuity Payment Guaranteed under the Base Contract’ demonstrate Annuity Payment amounts using the default Annuity Payment option of life with a period certain of 60 months.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base	GMIB Fixed Annuity Payment	Fixed Annuity Payment Guaranteed under the Base Contract
Beginning of Year 1	67	—	$50,000	—	$50,000	$50,000	$50,000	$50,000	—	—
Beginning of Year 2	68	$53,000	—	—	$53,000	$53,000	$52,500	$53,000	—	—
Beginning of Year 3	69	$60,000	—	—	$60,000	$60,000	$55,125	$60,000	—	—
Beginning of Year 4	70	$64,000	—	—	$64,000	$64,000	$57,881	$64,000	—	—
Beginning of Year 5	71	$54,000	—	—	$54,000	$64,000	$60,775	$64,000	—	—
Beginning of Year 6	72	$60,000	—	—	$60,000	$64,000	$63,814	$64,000	—	—
Beginning of Year 7	73	$78,000	—	—	$78,000	$78,000	$78,000	$78,000	—	—
Beginning of Year 8	74	$80,000	—	—	$80,000	$80,000	$81,900	$81,900	—	—
Beginning of Year 9	75	$62,500	—	—	$62,500	$80,000	$85,995	$85,995	—	—
Beginning of Year 10	76	$70,500	—	—	$70,500	$80,000	$90,295	$90,295	—	—
Beginning of Year 11	77	$80,000	—	—	$80,000	$80,000	$94,809	$94,809	$5,859	$6,650
Beginning of Year 12	78	$85,000	—	—	$85,000	$85,000	$99,550	$99,550	$6,371	$7,364
Beginning of Year 13	79	$80,000	—	—	$80,000	$85,000	$104,527	$104,527	$6,931	$7,215
Beginning of Year 14	80	$70,000	—	—	$70,000	$85,000	$109,754	$109,754	$7,547	$6,575
Beginning of Year 15	81	$68,000	—	—	$68,000	$85,000	$109,754	$109,754	$7,831	$6,652
Beginning of Year 16	82	$73,000	—	—	$73,000	$85,000	$109,754	$109,754	$8,132	$7,439
In the example above, the beginning of year 2 illustrates the impact on benefit values when the Contract Value increases. The Contract Value has increased to $53,000 and the Highest Anniversary Value is reset to the current Contract Value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.
In the example above, the beginning of year 5 illustrates the impact on benefit values when the Contract Value decreases. The Contract Value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior Contract Anniversary.
Beginning with the 10th Contract Anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male Annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of Fixed Annuity Payment provided by the Contract Value under the minimum contract guarantees.

Example #2 — Initial values on the effective date based on an initial Purchase Payment of $100,000.
Examples 2-5 are progressive, starting with an initial Purchase Payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base
Beginning of Year 1	60	—	$100,000	—	$100,000	$100,000	$100,000	$100,000

Example #3 — Subsequent Purchase Payment received during first Contract Year and before any withdrawals have been taken.
As shown below, additional Purchase Payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 * 1.05 (6 / 12) = $102,470) and then increased by the new Purchase Payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base
Beginning of Year 1	60	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	60	$102,000	$10,000	—	$112,000	$110,000	$112,470	$112,470

Example #4 — Withdrawals during the second Contract Year not exceeding 5% of the Roll-up value.
At the beginning of year 2 the Contract Value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).
The withdrawal of $5,000 during the second Contract Year is less than 5% of the Roll-up Value as of the prior Contract Anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) – $5,000 = $113,093).
Withdrawals are always applied to the Highest Anniversary Value on a Pro-rata Basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the Contract Value immediately before the withdrawal. The Contract Value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second Contract Year is applied on a Pro-rata Basis to adjust the Highest Anniversary Value to $110,085 ($115,000 – $115,000 * ($5,000 / $117,000) = $110,085).
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base
Beginning of Year 1	60	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	60	$102,000	$10,000	—	$112,000	$110,000	$112,470	$112,470
Beginning of Year 2	61	$115,000	—	—	$115,000	$115,000	$115,247	$115,247
Activity 6 months later	61	$117,000	—	$5,000	$112,000	$110,085	$113,093	$113,093

Example #5 — Withdrawals during the third Contract Year exceeding 5% of the Roll-up Value.
At the beginning of year 3, the Contract Value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6 / 12) = $115,886).
The withdrawal of $8,000 during the third Contract Year is greater than 5% of the Roll-up Value as of the prior Contract Anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a Pro-rata Basis. The Contract Value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6 / 12) = $118,748) and then the withdrawal is applied ($118,748 – $118,748 * $8,000 / $102,000 = $109,434).
Withdrawals are always applied to the Highest Anniversary Value on a Pro-rata Basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 – $118,000 * $8,000 / $102,000 = $108,745).
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base
Beginning of Year 1	60	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	60	$102,000	$10,000	—	$112,000	$110,000	$112,470	$112,470
Beginning of Year 2	61	$115,000	—	—	$115,000	$115,000	$115,247	$115,247
Activity 6 months later	61	$117,000	—	$5,000	$112,000	$110,085	$113,093	$113,093
Beginning of Year 3	62	$118,000	—	—	$118,000	$118,000	$115,886	$118,000
Activity 6 months later	62	$102,000	—	$8,000	$94,000	$108,745	$109,434	$109,434

Example #6 — A reset in the GMIB is elected at the beginning of Contract Year 4.
The Owner may elect to reset the Roll-up Value to the Contract Value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the Contract Anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the Contract Value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted Contract Anniversary. Upon reset, the Roll-up Value is set to the current Contract Value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the Owner could not annuitize until their 13th Contract Anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male Annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of Fixed Annuity Payment provided by the Contract Value under the minimum contract guarantees.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	Roll-up Value	Benefit Base	GMIB Fixed Annuity Payment	Fixed Annuity Payment Guaranteed under the Base Contract
Beginning of Year 1	60	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	—	—
Beginning of Year 2	61	$105,000	—	—	$105,000	$105,000	$105,000	$105,000	—	—
Beginning of Year 3	62	$113,000	—	—	$113,000	$113,000	$110,250	$113,000	—	—
Beginning of Year 4	63	$126,000	—	—	$126,000	$126,000	$126,000	$126,000	—	—
Beginning of Year 5	64	$128,000	—	—	$128,000	$128,000	$132,300	$132,300	—	—
Beginning of Year 6	65	$125,000	—	—	$125,000	$128,000	$138,915	$138,915	—	—
Beginning of Year 7	66	$129,000	—	—	$129,000	$129,000	$145,861	$145,861	—	—
Beginning of Year 8	67	$134,000	—	—	$134,000	$134,000	$153,154	$153,154	—	—
Beginning of Year 9	68	$126,000	—	—	$126,000	$134,000	$160,811	$160,811	—	—
Beginning of Year 10	69	$138,000	—	—	$138,000	$138,000	$168,852	$168,852	—	—
Beginning of Year 11	70	$141,000	—	—	$141,000	$141,000	$177,295	$177,295	—	—
Beginning of Year 12	71	$146,000	—	—	$146,000	$146,000	$186,159	$186,159	—	—
Beginning of Year 13	72	$148,000	—	—	$148,000	$148,000	$195,467	$195,467	—	—
Beginning of Year 14	73	$149,000	—	—	$149,000	$149,000	$205,241	$205,241	$10,632	$11,122

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Appendix H — Examples of the Ovation Lifetime Income II Single and Joint Options
Below are several examples that are designed to help show how the Ovation Lifetime Income II (Single and Joint) rider functions. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled ‘Optional Living Benefit Riders’. Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner for Ovation II — Single.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Initial benefit base = initial Purchase Payment = 100,000.
Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

Example #2 — Subsequent Purchase Payment.
If additional Purchase Payments are received, the benefit base will increase by the amount of the Purchase Payment. For each subsequent Purchase Payment, the GAI will be increased by an amount equal to the amount of the Purchase Payment multiplied by the annual income percentage based on the applicable age as of the date of the Purchase Payment.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = 100,000 + 20,000 = 120,000.
GAI = existing GAI + (Purchase Payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

Example #3 — Benefit base reset.
On each Contract Anniversary (reset date), the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
Benefit Base Reset	65	$122,000	—	—	$122,000	$122,000	$6,100
After the reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.
GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

Example #4 — Benefit base enhancement.
On each Contract Anniversary, for the first 10 years following the rider effective date, after each Contract Year in which there have been no withdrawals, the benefit base from the prior Contract Anniversary, plus any Purchase Payments made during the Contract Year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the Contract Anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first Contract Anniversary.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
Benefit Base Reset	65	$122,000	—	—	$122,000	$122,000	$6,100
Benefit Base Enhancement	65	$122,000	—	—	$122,000	$127,200	$6,360
After the enhancement:
Benefit base = the greater of the current benefit base or the benefit base at the prior Contract Anniversary plus Purchase Payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior Contract Anniversary plus Purchase Payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.
GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

Example #5 — After the benefit date, cumulative withdrawals during the second Contract Year not exceeding the GAI, followed by subsequent years of no withdrawals.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a Contract Year will not be carried over to the next Contract Year.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
Benefit Base Reset	65	$122,000	—	—	$122,000	$122,000	$6,100
Benefit Base Enhancement	65	$122,000	—	—	$122,000	$127,200	$6,360
Beginning of Year 2	65	$122,000	—	—	$122,000	$127,200	$6,360
Activity (withdrawal)	66	$120,000	—	$6,360	$113,640	$120,840	$6,360
Beginning of Year 3	66	$118,500	—	—	$118,500	$120,840	$6,360
Beginning of Year 4 Benefit Base Enhancement	67	$119,600	—	—	$119,600	$128,090	$6,404
After the withdrawal:
Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.
The GAI remains unchanged.
At the beginning of year 3, the Contract Value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.
At the beginning of year 4, the Contract Value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.
Benefit base = benefit base on the prior Contract Anniversary plus Purchase Payments received, multiplied by 106%. No additional Purchase Payments were received so the new benefit base is $120,840 X 106% = $128,090.
GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

Example #6 — After the benefit date, cumulative withdrawals during the second Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the Contract Value prior to the amount of the withdrawal that exceeds the GAI for the Contract Year.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
Benefit Base Reset	65	$122,000	—	—	$122,000	$122,000	$6,100
Benefit Base Enhancement	65	$122,000	—	—	$122,000	$127,200	$6,360
Beginning of Year 2	65	$122,000	—	—	$122,000	$127,200	$6,360
Activity (withdrawal)	66	$120,000	—	$6,360	$113,640	$120,840	$6,360
Activity (withdrawal)	66	$113,640	—	$53,640	$60,000	$63,801	$3,358
After the second withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of excess withdrawal / Contract Value prior to the withdrawal] = 120,840 – [120,840 X 53,640 / 113,640] = 63,801. Thus, the benefit base becomes 63,801.
GAI = GAI prior to the withdrawal – [GAI prior to the withdrawal X amount of excess withdrawal / Contract Value prior to the withdrawal] = 6,360 – [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.
NOTE — if there was one withdrawal of 60,000 rather than two withdrawals, the calculations are:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to the excess withdrawal X amount of excess withdrawal / Contract Value prior to the excess withdrawal] = (127,200 – 6,360) – [(127,200 – 6,360) X (60,000 – 6,360) / (120,000 – 6,360)] = 63,801. Thus, the benefit base becomes 63,801.
GAI = GAI prior to the withdrawal – [GAI prior to the withdrawal X amount of excess withdrawal / Contract Value prior to the excess withdrawal] = 6,360 – [6,360 X (60,000 – 6,360) / (120,000 – 6,360)] = 3,358. Thus, the GAI becomes 3,358.

Example #7 — Younger Owner(s) with withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on Contract Value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	44	—	$100,000	—	$100,000	$100,000	$4,500
Activity (Purchase Payment)	45	$99,000	$20,000	—	$119,000	$120,000	$5,400
Benefit Base Reset	45	$122,000	—	—	$122,000	$122,000	$5,490
Benefit Base Enhancement	45	$122,000	—	—	$122,000	$127,200	$5,724
Beginning of Year 2	45	$122,000	—	—	$122,000	$127,200	$5,724
Activity (withdrawal)	46	$120,000	—	$5,724	$114,276	$121,133	$5,451
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = 127,200 – [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

Example #8 — 200% Benefit Base Guarantee.
On the later of the 10th Contract Anniversary or the Contract Anniversary on or immediately following the 70th birthday of the oldest Owner (or Annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of Purchase Payments in the first rider year + 100% of Purchase Payments after the first rider year.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Guaranteed Annual Income (GAI)
Beginning of Year 1	64	—	$100,000	—	$100,000	$100,000	$4,500
Purchase Payment	65	$99,000	$20,000	—	$119,000	$120,000	$5,500
Benefit Base Reset	65	$122,000	—	—	$122,000	$122,000	$6,100
Benefit Base Enhancement	65	$122,000	—	—	$122,000	$127,200	$6,360
Beginning of Year 2	65	$122,000	—	—	$122,000	$127,200	$6,360
Beginning of Year 3	66	$128,000	—	—	$128,000	$134,832	$6,742
Beginning of Year 4	67	$113,000	—	—	$113,000	$142,922	$7,146
Beginning of Year 5	68	$108,000	—	—	$108,000	$151,497	$7,575
Beginning of Year 6	69	$110,000	—	—	$110,000	$160,587	$8,029
Beginning of Year 7	70	$126,000	—	—	$126,000	$170,222	$8,511
Beginning of Year 8	71	$130,000	—	—	$130,000	$180,436	$9,022
Activity (Purchase Payment)	71	$132,000	$15,000	—	$147,000	$195,436	$9,772
Beginning of Year 9	72	$141,000	—	—	$141,000	$207,162	$10,358
Beginning of Year 10	73	$145,000	—	—	$145,000	$219,591	$10,980
200% Benefit Base Guarantee	74	$150,000	—	—	$150,000	$255,000	$12,750
After the adjustment for the 200% Benefit Base Guarantee:
Benefit base = the greater of (a) or (b) or (c), where:
(a)
is the [Prior Contract Anniversary benefit base + Purchase Payments received during the Contract Year] x 106%, and
(b)
is the Contract Value, and
(c)
is 200% of the initial benefit base + 200% of Purchase Payments in the first rider year + 100% of Purchase Payments after the first rider year.
= the greater of
(a)
219,591 X 106% = 232,766
(b)
150,000
(c)
200% x [100,000 + 20,000] + 100% x 15,000 = 255,000
Thus, the benefit base becomes 255,000.
GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

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Appendix I — Examples of the MyPath Highest Anniversary Death Benefit Single and Joint Options
Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit — Single and MyPath Highest Anniversary Death Benefit — Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled “Optional Living Benefit Riders.” A complete description of this optional contract feature can be found in the section of this Prospectus entitled “Death Benefits - Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000
Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

Example #2 — Subsequent Purchase Payment in the first Contract Year.
If additional Purchase Payments are received, the Highest Anniversary Death Benefit will increase by the amount of the Purchase Payment.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000
After the additional Purchase Payment:
Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Example #3 — Highest Anniversary Death Benefit on Contract Anniversary.
On each Contract Anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the Contract Value if the Contract Value is greater than the then current Highest Anniversary Death Benefit.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000
After the Contract Anniversary:
Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($126,000, $120,000) = $126,000.

Example #4 — After the benefit date, cumulative withdrawals during a Contract Year less than or equal to GAI.
After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000
Activity (withdrawal)	64	$130,000	$0	$4,000	$126,000	$122,000
After the withdrawal:
Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal — amount of the withdrawal = $126,000 – $4,000 = $122,000.

Example #5 — After the benefit date, cumulative withdrawals during a Contract Year that exceed the GAI.
After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000
Activity (withdrawal)	64	$130,000	$0	$4,000	$126,000	$122,000
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000
Activity (withdrawal)	65	$130,000	$0	$8,000	$122,000	$121,032

At the beginning of year 3:
Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($129,000, $122,000) = $129,000
After the excess withdrawal:
Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal — remaining GAI] — [(Highest Anniversary Value prior to withdrawal — remaining GAI) x amount of excess withdrawal / (Contract Value prior to the withdrawal — remaining GAI)] = ($129,000 – $4,000) – [($129,000 – $4,000) x ($8,000 – $4,000) / ($130,000 – $4,000)] = $121,032.

Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Death Benefit
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000
Beginning of Year 2	46	$126,000	$0	—	$126,000	$126,000
Activity (withdrawal)	46	$130,000	$0	$4,000	$126,000	$122,123
After the withdrawal:
Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal — [Highest Anniversary Death Benefit prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 – [$126,000 X $4,000 / $130,000] = $122,123.

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Appendix J — Examples of the MyPath Core Flex Single and Joint Options
Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.10%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.10%	$5,215
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% = $7,200.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.
Enhancement base = no impact = $120,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.
GAI = new benefit base X annual income percentage = $127,200 X 4.10% = $5,215.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	64	$130,000	$0	$5,215	$124,785	$127,200	$120,000	4.10%	$5,215
After the withdrawal: Benefit base = no impact = $127,200.
Enhancement base = no impact= $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	64	$130,000	$0	$5,215	$124,785	$127,200	$120,000	4.10%	$5,215
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,164	$73,164	5.10%	$3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.
Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal — [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	46	$126,000	$0	—	$126,000	$127,200	$120,000	4.10%	$5,215
Activity (withdrawal)	46	$130,000	$0	$5,215	$124,785	$122,097	$115,186	4.10%	$5,006
After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 – [$127,200 X $5,215 / $130,000] = $122,097.
Enhancement base = enhancement base prior to the withdrawal — [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,215 / $130,000] = $115,186.
GAI = new benefit base X annual income percentage = $122,097 X 4.10% = $5,006.

Appendix K — Examples of the MyPath Ascend Single and Joint Options
Below are several examples that are designed to help show how the MyPath Ascend (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.
The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.10%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.10%	$5,264
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% = $8,400.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.
Enhancement base = no impact = $120,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.
GAI = new benefit base X annual income percentage = $128,400 X 4.10% = $5,264.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.10%	$5,264
Activity (withdrawal)	64	$130,000	$0	$5,264	$124,736	$128,400	$120,000	4.10%	$5,264
After the withdrawal:
Benefit base = no impact = $128,400.
Enhancement base = no impact= $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.10%	$5,264
Activity (withdrawal)	64	$130,000	$0	$5,264	$124,736	$128,400	$120,000	4.10%	$5,264
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,164	$73,164	5.10%	$3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.
Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
Enhancement base = enhancement base prior to the excess withdrawal — [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.10%	$4,920
Beginning of Year 2	46	$126,000	$0	—	$126,000	$128,400	$120,000	4.10%	$5,264
Activity (withdrawal)	46	$130,000	$0	$5,264	$124,736	$123,200	$115,141	4.10%	$5,051
After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 – [$128,400 X $5,264 / $130,000] = $123,200.
Enhancement base = enhancement base prior to the withdrawal — [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,264 / $130,000] = $115,141.
GAI = new benefit base X annual income percentage = $123,200 X 4.10% = $5,051.

Appendix L — Examples of the MyPath Summit Single and Joint Options
Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Initial benefit base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.35%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.35% = $4,350.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.35%	$5,220

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.35% = $5,220.

Example #3 — Benefit base reset.
On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.35%	$5,481
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.
GAI = new benefit base X annual income percentage = $126,000 X 4.35% = $5,481.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	64	$130,000	$0	$5,481	$124,519	$126,000	4.35%	$5,481
After the withdrawal:
Benefit base = no impact = $126,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	64	$130,000	$0	$5,481	$124,519	$126,000	4.35%	$5,481
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	5.35%	$6,902
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,356	5.35%	$3,925
At the beginning of year 3:
Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%
GAI = new benefit base X annual income percentage = $129,000 X 5.35% = $6,902.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,902) / ($130,000 – $6,902)] = $73,356.
GAI = new benefit base X annual income percentage = $73,356 X 5.35% = $3,925.

Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	55	$0	$100,000	—	$100,000	$100,000	4.35%	$4,350
Activity (purchase payment)	55	$105,000	$20,000	—	$125,000	$120,000	4.35%	$5,220
Beginning of Year 2	56	$126,000	$0	—	$126,000	$126,000	4.35%	$5,481
Activity (withdrawal)	56	$130,000	$0	$5,481	$124,519	$120,688	4.35%	$5,250

After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 – [$126,000 X $5,481 / $130,000] = $120,688.
GAI = new benefit base X annual income percentage = $120,688 X 4.35% = $5,250.

Appendix M — Examples of the MyPath Value Single and Joint Options
Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.

Example #1 — Initial values.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Initial benefit base = initial Purchase Payment = $100,000.
Annual income percentage = 4.10%
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.10%	$4,920

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 — Benefit base reset.
On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.10%	$5,166
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.
GAI = new benefit base X annual income percentage = $126,000 X 4.10% = $5,166.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$0	$5,166	$124,834	$126,000	4.10%	$5,166
After the withdrawal:
Benefit base = no impact = $126,000.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$0	$5,166	$124,834	$126,000	4.10%	$5,166
Beginning of Year 3	65	$129,000	$0	$0	$129,000	$129,000	4.10%	$5,289
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,407	4.10%	$2,969
At the beginning of year 3:
Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.
GAI = new benefit base X annual income percentage = $129,000 X 4.10% = $5,289.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal — [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,289) / ($130,000 – $5,289)] = $72,407.
GAI = new benefit base X annual income percentage = $72,407 X 4.10% = $2,969.

Example #6 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	4.10%	$4,100
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	4.10%	$4,920
Beginning of Year 2	64	$126,000	$0	—	$126,000	$126,000	4.10%	$5,166
Activity (withdrawal)	64	$130,000	$0	$5,166	$124,834	$120,993	4.10%	$4,961
After the withdrawal:
Benefit base = benefit base prior to the withdrawal — [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 – [$126,000 X $5,166 / $130,000] = $120,993.
GAI = new benefit base X annual income percentage = $120,993 X 4.10% = $4,961.

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Appendix N — Examples of the MyPath Ascend 2.0 Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Ascend 2.0 (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages.

Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.

Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.00%	$5,136
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% = $8,400.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.
Enhancement base = no impact = $120,000.
Annual income percentage = based on the current age as there have been no withdrawals yet = 4.00%.
GAI = new benefit base X annual income percentage = $128,400 X 4.00% = $5,136.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$0	$5,136	$124,864	$128,400	$120,000	4.00%	$5,136
After the withdrawal:
Benefit base = no impact = $128,400.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.00%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$0	$5,136	$124,864	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$129,000	5.00%	$6,450
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,088	$73,088	5.00%	$3,654
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.
Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.00%
GAI = new benefit base X annual income percentage = $129,000 X 5.00% = $6,450.

After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,450) / ($130,000 – $6,450)] = $73,088.
Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,450) / ($130,000 – $6,450)] = $73,088.
GAI = new benefit base X annual income percentage = $73,088 X 5.00% = $3,654.

Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	64	$130,000	$0	$5,136	$124,864	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$129,000	5.00%	$6,450
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,088	$73,088	5.00%	$3,654
Continuation Date/Beginning of Year 4	66	$71,000	$0	—	$71,000	$73,088	$73,088	5.00%	$1,827
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $73,088) = $73,088; No benefit base reset occurred.
Enhancement base = no impact = $73,088.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the current age as of the most recent benefit base reset and will no longer change except in the case of another base benefit reset = $5.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $73,088 X 5.00% X 50% = $1,827.

Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$0	—	$126,000	$128,400	$120,000	4.00%	$5,136
Activity (withdrawal)	46	$130,000	$0	$5,136	$124,864	$123,327	$115,259	4.00%	$4,933
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 – [$128,400 X $5,136 / $130,000] = $123,327.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,136 / $130,000] = $115,259.
GAI = new benefit base X annual income percentage = $123,327 X 4.00% = $4,933.

Example #8 — 200% Benefit Base Guarantee.
On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest Designated Life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.
If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	54	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	55	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	55	$112,000	$0	—	$112,000	$128,400	$120,000	4.00%	$5,136
Beginning of Year 3	56	$112,000	$0	—	$112,000	$136,800	$120,000	4.00%	$5,472
Beginning of Year 4	57	$117,000	$0	—	$117,000	$145,200	$120,000	4.00%	$5,808
Beginning of Year 5	58	$122,000	$0	—	$122,000	$153,600	$120,000	4.00%	$6,144
Beginning of Year 6	59	$128,000	$0	—	$128,000	$162,000	$120,000	4.00%	$6,480
Beginning of Year 7	60	$132,000	$0	—	$132,000	$170,400	$120,000	4.00%	$6,816
Beginning of Year 8	61	$134,000	$0	—	$134,000	$178,800	$120,000	4.00%	$7,152
Beginning of Year 9	62	$138,000	$0	—	$138,000	$187,200	$120,000	4.00%	$7,488
Beginning of Year 10	63	$141,000	$0	—	$141,000	$195,600	$120,000	4.00%	$7,824
Beginning of Year 11	64	$145,000	$0	—	$145,000	$204,000	$120,000	4.00%	$8,160
Beginning of Year 12	65	$148,000	$0	—	$148,000	$212,400	$120,000	5.00%	$10,620
Beginning of Year 13	66	$152,000	$0	—	$152,000	$220,800	—	5.00%	$11,040
Beginning of Year 14	67	$168,000	$0	—	$168,000	$240,000	—	5.00%	$12,000
After the 12th Contract Anniversary:
After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.
After the 13th Contract Anniversary:
200% Benefit Base Guarantee = [200% * (total Purchase Payments in 1st Contract Year)] + (total Purchase Payments made after the 1st Contract Anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000
Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.
GAI = new benefit base X annual income percentage = $240,000 X 5.00% = $12,000.

Appendix O — Examples of the SureTrack Plus 90 Option
Below are several examples that are designed to help show how the SureTrack Plus 90 rider functions. A complete description of this optional rider can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Initial values.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Initial accumulation base = initial Purchase Payment = $100,000.

Example #2 — Subsequent Purchase Payment within 12 months of issue.
Within 12 months after issue and after each optional reset, if additional Purchase Payments are accepted, the accumulation base will increase by the amount of the Purchase Payment.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Activity (purchase payment)	$110,000	$100,000	$20,000	$0	$130,000	$120,000
After the additional Purchase Payment:
Accumulation base = accumulation base prior to Purchase Payment + Purchase Payment = $100,000 + $20,000 = $120,000.

Example #3 — Automatic accumulation base increase on rider anniversary.
On each rider anniversary, the accumulation base will be set equal to the greater of 90% of the Contract Value or the accumulation base immediately before the anniversary.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Activity (purchase payment)	$110,000	$100,000	$20,000	$0	$130,000	$120,000
Beginning of Year 2	$140,000	$120,000	$0	$0	$140,000	$126,000	9

On an automatic increase:
90% of Contract Value = 90% X $140,000 = $126,000.
Accumulation base = greater of 90% of Contract Value or accumulation base prior to the increase = maximum of ($126,000, $120,000) = $126,000.

Example #4 — Withdrawal.
A withdrawal of any amount at any time will reduce the accumulation base by the same proportion by which it reduces the Contract Value.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Activity (purchase payment)	$110,000	$100,000	$20,000	$0	$130,000	$120,000
Beginning of Year 2	$140,000	$120,000	$0	$0	$140,000	$126,000	9
Activity (withdrawal)	$130,000	$126,000	$0	$13,000	$117,000	$113,400
After the withdrawal:
Accumulation base = accumulation base prior to withdrawal — [accumulation base prior to withdrawal X withdrawal amount / Contract Value prior to withdrawal] = $126,000 – [$126,000 X $13,000 / $130,000] = $113,400.

Example #5 — Optional reset elected.
On any rider anniversary before the benefit date and while the oldest Owner is not older than 80, the client may elect an optional reset if the Contract Value exceeds the accumulation base. The accumulation base will be reset to the full Contract Value and a new benefit period will begin.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Activity (purchase payment)	$110,000	$100,000	$20,000	$0	$130,000	$120,000
Beginning of Year 2	$140,000	$120,000	$0	$0	$140,000	$126,000	9
Activity (withdrawal)	$130,000	$126,000	$0	$13,000	$117,000	$113,400
Beginning of Year 3	$125,000	$113,400	$0	$0	$125,000	$125,000	10
At the Beginning of Year 3:
Accumulation base = Due to the optional reset is reset to the Contract Value = $125,000.
Note: The number of years until the benefit date is reset to 10.

Example #6 — Adjustment to Contract Value on benefit date.
On the benefit date (the rider anniversary that coincides with the end of the most recent 10-year benefit period), if the accumulation base is greater than the Contract Value, the Contract Value will be adjusted by an amount equal to the accumulation base less the Contract Value.
Contract Year	Contract Value before Activity	Accumulation Base before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Accumulation Base after Activity	Years until Benefit Date
Beginning of Year 1	$0	$0	$100,000	$0	$100,000	$100,000	10
Activity (purchase payment)	$110,000	$100,000	$20,000	$0	$130,000	$120,000
Beginning of Year 2	$140,000	$120,000	$0	$0	$140,000	$126,000	9
Activity (withdrawal)	$130,000	$126,000	$0	$13,000	$117,000	$113,400
Beginning of Year 3	$125,000	$113,400	$0	$0	$125,000	$125,000	10
End of Year 12	$90,000	$125,000	$0	$0	$125,000	N/A	0
After the adjustment:
Contract Value = Contract Value prior to adjustment + [accumulation base prior to adjustment — Contract Value prior to adjustment] = $90,000 + [$125,000 – $90,000] = $125,000.
Note: After the adjustment is made, this rider will terminate and the accumulation base will no longer exist.

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Appendix P — Historic Benefit Base Enhancement Rates and Annual Income Percentages
Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider. A complete description of the riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders”.
Contracts Applied For Between March 28, 2022 and February 12, 2023
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between March 28, 2022 and February 12, 2023.
MyPath Edge (Single and Joint) Options
The Level annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	3.65%	3.20%
56	3.75%	3.30%
57	3.85%	3.40%
58	3.95%	3.50%
59	4.10%	3.65%
60	4.25%	3.80%
61	4.40%	3.95%
62	4.50%	4.05%
63	4.60%	4.15%
64	4.90%	4.45%
65	5.55%	5.10%
66	5.60%	5.15%
67	5.65%	5.20%
68	5.70%	5.25%
69	5.75%	5.30%
70	5.80%	5.35%
71	5.85%	5.40%
72	5.85%	5.40%
73	5.90%	5.45%
74	5.95%	5.50%
75	6.05%	5.60%
76	6.15%	5.70%
77	6.25%	5.80%
78	6.35%	5.90%
79	6.45%	6.00%
80	6.55%	6.10%
81	6.60%	6.15%
82	6.65%	6.20%
83	6.70%	6.25%
84	6.75%	6.30%
85 and older	6.80%	6.35%

The Plus annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	4.40%	3.75%
56	4.50%	3.85%
57	4.60%	3.95%
58	4.70%	4.05%
59	4.85%	4.20%
60	5.00%	4.35%
61	5.15%	4.50%
62	5.25%	4.60%
63	5.35%	4.70%
64	5.65%	5.00%
65	6.30%	5.65%
66	6.35%	5.70%
67	6.40%	5.75%
68	6.45%	5.80%
69	6.50%	5.85%
70	6.55%	5.90%
71	6.60%	5.95%
72	6.60%	5.95%
73	6.65%	6.00%
74	6.70%	6.05%
75	6.80%	6.15%
76	6.90%	6.25%
77	7.00%	6.35%
78	7.10%	6.45%
79	7.20%	6.55%
80	7.30%	6.65%
81	7.35%	6.70%
82	7.40%	6.75%
83	7.45%	6.80%
84	7.50%	6.85%
85 and older	7.55%	6.90%

MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	4.10%	3.40%	4.40%
65-74	5.50%	4.80%	5.80%
75-79	5.65%	5.00%	6.00%
80+	5.85%	5.20%	6.20%

MyPath Journey (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate:
Years 1-4: 5% of Enhancement Base
Years 5-8: 10% of Enhancement Base
Years 9-12: 15% of Enhancement Base
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.60%	3.00%	3.75%
65-74	4.60%	4.00%	4.75%
75-79	4.75%	4.25%	5.00%
80+	4.90%	4.40%	5.15%

*Joint life annual income percentage is based on the youngest life designated at the time of the first withdrawal.
Contracts Applied For Between May 1, 2021 and March 27, 2022
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between May 1, 2021 and March 27, 2022.

MyPath Edge (Single and Joint) Options
The Level annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	3.40%	2.95%
56	3.50%	3.05%
57	3.60%	3.15%
58	3.70%	3.25%
59	3.85%	3.40%
60	4.00%	3.55%
61	4.15%	3.70%
62	4.25%	3.80%
63	4.35%	3.90%
64	4.65%	4.20%
65	5.30%	4.85%
66	5.35%	4.90%
67	5.40%	4.95%
68	5.45%	5.00%
69	5.50%	5.05%
70	5.55%	5.10%
71	5.60%	5.15%
72	5.60%	5.15%
73	5.65%	5.20%
74	5.70%	5.25%
75	5.80%	5.35%
76	5.90%	5.45%
77	6.00%	5.55%
78	6.10%	5.65%
79	6.20%	5.75%
80	6.30%	5.85%
81	6.35%	5.90%
82	6.40%	5.95%
83	6.45%	6.00%
84	6.50%	6.05%
85 and older	6.55%	6.10%

The Plus annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	4.10%	3.45%
56	4.20%	3.55%
57	4.30%	3.65%
58	4.40%	3.75%
59	4.55%	3.90%
60	4.70%	4.05%
61	4.85%	4.20%
62	4.95%	4.30%
63	5.05%	4.40%
64	5.35%	4.70%
65	6.00%	5.35%
66	6.05%	5.40%
67	6.10%	5.45%
68	6.15%	5.50%
69	6.20%	5.55%
70	6.25%	5.60%
71	6.30%	5.65%
72	6.30%	5.65%
73	6.35%	5.70%
74	6.40%	5.75%
75	6.50%	5.85%
76	6.60%	5.95%
77	6.70%	6.05%
78	6.80%	6.15%
79	6.90%	6.25%
80	7.00%	6.35%
81	7.05%	6.40%
82	7.10%	6.45%
83	7.15%	6.50%
84	7.20%	6.55%
85 and older	7.25%	6.60%

MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.80%	3.30%	4.30%
65-74	5.15%	4.65%	5.65%
75-79	5.35%	4.85%	5.85%
80+	5.55%	5.05%	6.05%

MyPath Journey (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate:
Years 1-4: 5% of Enhancement Base
Years 5-8: 10% of Enhancement Base
Years 9-12: 15% of Enhancement Base
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.40%	2.90%	3.65%
65-74	4.40%	3.90%	4.65%
75-79	4.60%	4.10%	4.85%
80+	4.75%	4.25%	5.00%

Contracts Applied For Between September 21, 2020 and April 30, 2021
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between September 21, 2020 and April 30, 2021.

MyPath Edge (Single and Joint) Options
The Level annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	3.25%	2.80%
56	3.35%	2.90%
57	3.45%	3.00%
58	3.55%	3.10%
59	3.70%	3.25%
60	3.85%	3.40%
61	4.00%	3.55%
62	4.10%	3.65%
63	4.20%	3.75%
64	4.30%	3.85%
65	5.00%	4.55%
66	5.05%	4.60%
67	5.10%	4.65%
68	5.15%	4.70%
69	5.20%	4.75%
70	5.25%	4.80%
71	5.30%	4.85%
72	5.30%	4.85%
73	5.35%	4.90%
74	5.40%	4.95%
75	5.50%	5.05%
76	5.60%	5.15%
77	5.70%	5.25%
78	5.80%	5.35%
79	5.90%	5.45%
80	6.00%	5.55%
81	6.05%	5.60%
82	6.10%	5.65%
83	6.15%	5.70%
84	6.20%	5.75%
85 and older	6.25%	5.80%

The Plus annual income percentages were as follows:
Age	MyPath Edge — Single Annual Income Percentage	MyPath Edge — Joint Annual Income Percentage
55	3.95%	3.30%
56	4.05%	3.40%
57	4.15%	3.50%
58	4.25%	3.60%
59	4.40%	3.75%
60	4.55%	3.90%
61	4.70%	4.05%
62	4.80%	4.15%
63	4.90%	4.25%
64	5.00%	4.35%
65	5.70%	5.05%
66	5.75%	5.10%
67	5.80%	5.15%
68	5.85%	5.20%
69	5.90%	5.25%
70	5.95%	5.30%
71	6.00%	5.35%
72	6.00%	5.35%
73	6.05%	5.40%
74	6.10%	5.45%
75	6.20%	5.55%
76	6.30%	5.65%
77	6.40%	5.75%
78	6.50%	5.85%
79	6.60%	5.95%
80	6.70%	6.05%
81	6.75%	6.10%
82	6.80%	6.15%
83	6.85%	6.20%
84	6.90%	6.25%
85 and older	6.95%	6.30%

MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.50%	3.00%	4.00%
65-74	4.70%	4.20%	5.20%
75-79	5.00%	4.50%	5.50%
80+	5.25%	4.75%	5.75%

MyPath Journey (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate:
Years 1-4: 5% of Enhancement Base
Years 5-8: 10% of Enhancement Base
Years 9-12: 15% of Enhancement Base
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.00%	2.50%	3.25%
65-74	4.00%	3.50%	4.25%
75-79	4.25%	3.75%	4.50%
80+	4.50%	4.00%	4.75%

Contracts Applied For Between April 20, 2020 and September 20, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between April 20, 2020 and September 20, 2020.
MyPath Horizon (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.20%	2.70%	3.70%
65-74	4.50%	4.00%	5.00%
75-79	4.80%	4.30%	5.30%
80+	5.20%	4.70%	5.70%

Contracts Applied For Between March 16, 2020 and April 19, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between March 16, 2020 and April 19, 2020.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	3.75%	3.25%
65-74	5.00%	4.50%
75-79	5.25%	4.75%

Age	Single Annual Income Percentage	Joint Annual Income Percentage
80+	5.75%	5.25%

Contracts Applied For Between October 7, 2019 and April 19, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between October 7, 2019 and April 19, 2020.
MyPath Ascend 2.0 (Single, Joint, and Joint 50) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage	Joint 50 Annual Income Percentage*
Through age 64	3.65%	3.25%	4.00%
65-74	5.00%	4.50%	5.65%
75-79	5.25%	4.75%	6.00%
80+	5.65%	5.25%	6.50%

Contracts Applied For Between July 9, 2018 and March 15, 2020
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 9, 2018 and March 15, 2020.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.35%	4.10%
65-74	5.35%	5.10%
75-79	5.60%	5.35%
80+	6.35%	6.10%

Contracts Applied For Between January 21, 2019 and October 6, 2019
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between January 21, 2019 and October 6, 2019.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.75%	5.25%

Age	Single Annual Income Percentage	Joint Annual Income Percentage
75-79	6.10%	5.50%
80+	6.50%	6.00%

Contracts Applied For Between July 9, 2018 and January 20, 2019
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 9, 2018 and January 20, 2019.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.60%	5.25%
75-79	6.00%	5.50%
80+	6.50%	6.00%

Contracts Applied For Between October 23, 2017 and July 8, 2018
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between October 23, 2017 and July 8, 2018.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.50%	4.00%
65-74	5.50%	5.00%
75-79	5.85%	5.25%
80+	6.35%	6.00%

Contracts Applied For Between June 5, 2017 and October 22, 2017
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between June 5, 2017 and October 22, 2017.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.25%	3.75%
65-74	5.25%	4.75%
75-79	5.50%	5.00%
80+	6.25%	5.75%

Contracts Applied For Before June 5, 2017
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before June 5, 2017.
MyPath Ascend 2.0 (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.10%	3.75%
65-74	5.10%	4.75%
75-79	5.35%	5.00%
80+	6.10%	5.75%

Contracts Applied For Between July 21, 2014 and July 8, 2018
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between July 21, 2014 and July 8, 2018.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.10%	3.85%
65-74	5.10%	4.85%
75-79	5.35%	5.10%
80+	6.10%	5.85%

Contracts Applied For Before July 21, 2014
The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before July 21, 2014.
MyPath Core Flex (Single and Joint) Option
Benefit Base Enhancement Rate: 6.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.00%	3.50%
65-74	5.00%	4.50%
75-79	5.25%	4.75%
80+	6.00%	5.50%
MyPath Ascend (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.00%	3.50%
65-74	5.00%	4.50%
75-79	5.25%	4.75%
80+	6.00%	5.50%
MyPath Summit (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable
Age	Single Annual Income Percentage	Joint Annual Income Percentage
Through age 64	4.25%	3.75%
65-74	5.25%	4.75%
75-79	5.50%	5.00%

Age	Single Annual Income Percentage	Joint Annual Income Percentage
80+	6.25%	5.75%
MyPath Value (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable
Age	Single Annual Income Percentage	Joint Annual Income Percentage
All ages	4.00%	3.50%

Appendix Q — Examples of the Premier Protector Death Benefit Rider
Below are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefits”. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.
The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	72	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	73	$108,000	—	—	$108,000	$108,000	$104,000	$108,000
Beginning of Year 3	74	$119,000	—	—	$119,000	$119,000	$108,160	$119,000
Beginning of Year 4	75	$125,000	—	—	$125,000	$125,000	$112,486	$125,000
Beginning of Year 5	76	$112,000	—	—	$112,000	$125,000	$116,986	$125,000
Beginning of Year 6	77	$102,000	—	—	$102,000	$125,000	$121,665	$125,000
Beginning of Year 7	78	$121,000	—	—	$121,000	$125,000	$126,532	$126,532
Beginning of Year 8	79	$155,000	—	—	$155,000	$155,000	$131,593	$155,000
Beginning of Year 9	80	$130,000	—	—	$130,000	$155,000	$136,857	$155,000
Beginning of Year 10	81	$140,000	—	—	$140,000	$155,000	$142,331	$155,000
Beginning of Year 11	82	$156,000	—	—	$156,000	$156,000	$148,024	$156,000
Beginning of Year 12	83	$150,000	—	—	$150,000	$156,000	$153,945	$156,000
Beginning of Year 13	84	$165,000	—	—	$165,000	$165,000	$160,103	$165,000
Beginning of Year 14	85	$166,000	—	—	$166,000	$166,000	$166,507	$166,507
Beginning of Year 15	86	$160,000	—	—	$160,000	$166,000	$166,507	$166,507
Beginning of Year 16	87	$170,000	—	—	$170,000	$166,000	$166,507	$166,507
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000.
In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000.
In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase.

Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000.
Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000.
Initial 4% Increase Value = initial Purchase Payment = $100,000.
Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000.

Example #3 — Subsequent Purchase Payment received during the first Contract Year.
If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
After the additional Purchase Payment:
Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980.

Example #4 — Highest Anniversary Value increase on Contract Anniversary.
On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
After the increase:
Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.
4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000.

Example #5 — Withdrawal from Contract Value.
Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$124,841	$121,825	$124,841
After the withdrawal:
Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 * $5,000 / $126,000] = $124,841.
4% Increase Value = 4% Increase Value prior to the withdrawal – [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) – [$124,396 * (1.04 ^ (6/12)) * $5,000 / $126,000] = $121,825.
Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.

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Appendix R — Examples of the MyPath Horizon Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Horizon (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages.

Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.

Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.00%	$5,088
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% = $7,200.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred because the Contract Value is less than the enhanced benefit base.
Annual income percentage = based on the current age as there have been no withdrawals = 4.00%.
GAI = new benefit base X annual income percentage = $127,200 X 4.00% = $5,088.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$0	$5,088	$124,912	$127,200	$120,000	4.00%	$5,088
After the withdrawal:
Benefit base = no impact = $127,200.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$0	$5,088	$124,912	$127,200	$120,000	4.00%	$5,088
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.
Enhancement base = no impact = $120,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal = 4.00%
GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160.

After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333.
Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286.
GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.

Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$126,000	$0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	64	$130,000	$0	$5,088	$124,912	$127,200	$120,000	4.00%	$5,088
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
Continuation Date/Beginning of Year 4	66	$71,000	$0	—	$71,000	$72,333	$67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.
Enhancement base = no impact = $67,286.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.

Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$0	—	$126,000	$127,200	$120,000	4.00%	$5,088
Activity (withdrawal)	46	$130,000	$0	$5,088	$124,912	$122,222	$115,303	4.00%	$4,889
After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 – [$127,200 X $5,088 / $130,000] = $122,222.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,088 / $130,000] = $115,303.
GAI = new benefit base X annual income percentage = $122,222 X 4.00% = $4,889.

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Appendix S — Examples of the MyPath Edge Single Level, Single Plus, Joint Level, and Joint Plus Options
Below are several examples that are designed to help show how the MyPath Edge (Single Level, Single Plus, Joint Level, and Joint Plus) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or current lifetime income percentage. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and current lifetime income percentage rates. Historic annual income percentages and lifetime income percentages are available in Appendix P to this prospectus.
Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Single Level and Joint Level riders and demonstrates how the GAI remains level upon entering the Automatic Payment Phase. Example 7 applies only to the Single Plus and Joint Plus riders and demonstrates how the GAI reduces upon entering the Automatic Payment Phase. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.

Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 5.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 5.00% = $5,000.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 5.00% = $6,000.

Example #3 — Benefit base reset.
On each Contract Anniversary, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($128,500, $120,000) = $128,500.
Annual income percentage = based on the current age as there have been no withdrawals = 5.10%.
GAI = new benefit base X annual income percentage = $128,500 X 5.10% = $6,554.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554

After the withdrawal:
Benefit base = no impact = $128,500.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 5.10%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,164	5.10%	$3,731
At the beginning of year 3:
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,500) = $129,000.
Annual income percentage = determined based on the age as of the first withdrawal = 5.10%
GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164.
GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero (Level Options).
If the Contract Value of either a Single Level or Joint Level contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$100,000	$100,000	5.20%	$5,200
Beginning of Year 2	66	$94,000	$0	—	$94,000	$100,000	5.30%	$5,300
Beginning of Year 3	67	$88,360	$0	$5,400	$82,960	$100,000	5.40%	$5,400
Beginning of Year 4	68	$75,205	$0	$5,400	$69,805	$100,000	5.40%	$5,400
Beginning of Year 5	69	$65,101	$0	$5,400	$59,701	$100,000	5.40%	$5,400
Beginning of Year 6	70	$52,352	$0	$5,400	$46,952	$100,000	5.40%	$5,400
Beginning of Year 7	71	$45,801	$0	$5,400	$40,401	$100,000	5.40%	$5,400
Beginning of Year 8	72	$36,952	$0	$5,400	$31,552	$100,000	5.40%	$5,400
Beginning of Year 9	73	$24,020	$0	$5,400	$18,620	$100,000	5.40%	$5,400
Beginning of Year 10	74	$17,600	$0	$5,400	$12,200	$100,000	5.40%	$5,400
Beginning of Year 11	75	$8,540	$0	$5,400	$3,140	$100,000	5.40%	$5,400
Beginning of Year 12	76	$1,256	$0	$5,400	$0	$100,000	5.40%	$5,400
Automatic Payment Phase	77	—	—	$5,400	—	—	—	$5,400
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if jointly owned.

Example #7 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero. (Plus Options)
If the Contract Value of either a Single Plus or Joint Plus contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Lifetime Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$100,000	$100,000	6.20%	2.30%	$6,200
Beginning of Year 2	66	$94,000	$20,000	—	$94,000	$100,000	6.30%	2.40%	$6,300
Beginning of Year 3	67	$88,360	$0	$6,400	$81,960	$100,000	6.40%	2.50%	$6,400
Beginning of Year 4	68	$74,205	$0	$6,400	$67,805	$100,000	6.40%	2.50%	$6,400
Beginning of Year 5	69	$63,101	$0	$6,400	$56,701	$100,000	6.40%	2.50%	$6,400
Beginning of Year 6	70	$49,352	$0	$6,400	$42,952	$100,000	6.40%	2.50%	$6,400
Beginning of Year 7	71	$41,801	$0	$6,400	$35,401	$100,000	6.40%	2.50%	$6,400
Beginning of Year 8	72	$31,952	$0	$6,400	$25,552	$100,000	6.40%	2.50%	$6,400
Beginning of Year 9	73	$18,020	$0	$6,400	$11,620	$100,000	6.40%	2.50%	$6,400
Beginning of Year 10	74	$10,600	$0	$6,400	$4,200	$100,000	6.40%	2.50%	$6,400
Beginning of Year 11	75	$540	$0	$6,400	$0	$100,000	6.40%	2.50%	$6,400
Automatic Payment Phase	76	—	—	$2,500	—	—	—	—	$2,500
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if joint.

Example #8 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	3.00%	$3,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	3.00%	$3,600
Beginning of Year 2	46	$128,500	$0	—	$126,000	$128,500	3.00%	$3,855
Activity (withdrawal)	46	$130,000	$0	$3,855	$126,145	$124,689	3.00%	$3,741
After the withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the withdrawal] = $128,500 – [128,500 X $3,855 / $130,000] = $124,689.
GAI = new benefit base X annual income percentage = $124,689 X 3.00% = $3,741.

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Appendix T — Examples of the MyPath Journey Single, Joint, and Joint 50 Options
Below are several examples that are designed to help show how the MyPath Journey (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.
The examples may not reflect the current annual income percentage or the current benefit base enhancement rates. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus.
Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages.

Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000.
Enhancement base = initial Purchase Payment = $100,000.
Annual income percentage = based on current age = 4.00%.
Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000.

Example #2 — Subsequent Purchase Payment before first withdrawal.
Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800

After the additional Purchase Payment:
Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.
GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.

Example #3 — Benefit base enhancement.
On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
After the enhancement:
Enhancement = the enhancement base X enhancement rate = $120,000 X 5.0% = $6,000.
Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $6,000 = $126,000.
On a benefit base reset:
Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($128,500, $126,000) = $128,500
Annual income percentage = based on the current age as there have been no withdrawals = 4.00%.
GAI = new benefit base X annual income percentage = $128,500 X 4.00% = $5,140.

Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
After the withdrawal:
Benefit base = no impact = $128,500.
Enhancement base = no impact = $120,000.
Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%.

Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.
On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
At the beginning of year 3:
Benefit base = Due to the Benefit Base Reset is reset to Contract Value = $129,000.
Enhancement base = no impact = $120,000.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal = 4.00%
GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160.
After the excess withdrawal:
Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333.

Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286.
GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.

Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
Continuation Date/ Beginning of Year 4	66	$71,000	$0	—	$71,000	$72,333	$67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):
Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.
Enhancement base = no impact = $67,286.
Note: there is no enhancement due to the withdrawal that was taken during the year.
Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.
Continuation Factor = 50%.
GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.

Example #7 — Withdrawal prior to the benefit date.
Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	46	$130,000	$0	$5,140	$124,860	$123,419	$115,255	4.00%	$4,937

After the withdrawal:
Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,500 – [$128,500 X $5,140 / $130,000] = $123,419.
Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,149 / $130,000] = $115,255.
GAI = new benefit base X annual income percentage = $123,419 X 4.00% = $4,937.

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Statement of Additional Information
The Statement of Additional Information (SAI) dated May 1, 2024, contains more information about the contracts. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. For a free paper copy of the SAI, to request other information about the contracts, and to make investor inquiries, call us at 844-878-2199 or write to us at:
Minnesota Life
Annuity Services
P.O Box 64628
St. Paul, MN 55164-0628
Reports and other information about the Variable Annuity Account are available on the SEC’s website: www.sec.gov, via its EDGAR database, and copies of this information may be obtained, upon request of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.investor.gov.

Contract ID. C000118667
U-1

VARIABLE ANNUITY ACCOUNT
(“VARIABLE ANNUITY ACCOUNT”), A SEPARATE ACCOUNT OF
MINNESOTA LIFE INSURANCE COMPANY
(“MINNESOTA LIFE”)
400 ROBERT STREET NORTH
ST. PAUL, MINNESOTA 55101-2098
TELEPHONE: 844-878-2199
STATEMENT OF ADDITIONAL INFORMATION
THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2024
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account’s current Prospectus, bearing the same date, which may be obtained by calling Securian at 844-878-2199; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.
TABLE OF CONTENTS
General Information and History
Non-Principal Risks of Investing in the Contract
Services
Distribution of Contract
Performance
Annuity Payments
Financial Statements
Registration Statement
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GENERAL INFORMATION AND HISTORY
NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
SERVICES
DISTRIBUTION OF CONTRACT
PERFORMANCE
ANNUITY PAYMENTS
FINANCIAL STATEMENTS
REGISTRATION STATEMENT
General Information and History
The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a “unit investment trust” with the SEC under the Investment Company Act of 1940.
Our Home Office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all state of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada and Puerto Rico.
Non-Principal Risks of Investing in the Contract
Cybersecurity.  Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems Our Variable Annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information.
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Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Services
Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company (“State Street”), which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service. State Street's principal business address is located at 801 Pennsylvania Avenue, Kansas City, Missouri, 64105.
Distribution of Contract
The contract will be sold in a continuous offering by our life insurance agents who are registered representatives of unaffiliated broker-dealers that have entered into selling agreements with Securian Financial Services, Inc. (“Securian Financial”) and Minnesota Life. Securian Financial acts as principal underwriter of the contracts and has the same principal business address as Minnesota Life.
Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of FINRA.
Amounts paid by Minnesota Life to the underwriter for 2023, 2022 and 2021 were $25,322,645, $29,061,187, and $28,447,467. respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.
Agents of Minnesota Life are registered representatives of other broker-dealers and are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered
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representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.
The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).
The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $15,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contract owners whether his or her registered representative should be included.
LPL Financial
PO Box 502308
San Diego, CA 92150-2308

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
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El Segundo, CA 90245

Advisor Group Inc
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339
Performance
From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.
Total Returns
A sub-account may advertise its “average annual total return” over various periods of time. “Total return” represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. “Annualized” total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. “Average annual” total return is computed in accordance with a standard method prescribed by the SEC.
Average Annual Total Return
To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the “initial payment”) and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account (“full withdrawal value”). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual
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maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.
T	=	(ERV/P)(1/N) - 1

Where	T	=	average annual total return
	ERV	=	ending redeemable value
	P	=	hypothetical initial payment of $1,000
	N	=	number of years
Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).
When considering “average” total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.
Non-Standardized Returns
We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other “hypothetical” performance information which will include a more detailed description of the information and its calculation in the specific piece.
Standardized return calculations will always accompany any non-standardized returns shown.
Yields
Government Money Market Sub-Account
The “yield” (also called “current yield”) of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The “effective yield” of the Government Money Market Sub-Account is calculated similarly but,
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when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.
The formula for effective yield is:
[(BASE PERIOD RETURN + 1)365/7] - 1
Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.
Other Sub-Accounts
“Yield” of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:
YIELD	=	2[(a-b/cd + 1)[6]- 1]

Where	a	=	net investment income earned during the period by the portfolio attributable to the sub-account.
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
	d	=	the unit value of the sub-account units on the last day of the period.
The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.
The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.
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Annuity Payments
Calculation of Your First Annuity Payment
The Contract Value is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.
The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any Joint Annuitant. A formula for determining the adjusted age is contained in your contract.
The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed or Variable Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.
If you elect a Variable Annuity Payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each Sub-Account of the Variable Annuity Account. A number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value for each Sub-Account. Thereafter, the number of Annuity Units remains unchanged during the period of Annuity Payments, except for transfers and in the case of certain joint Annuity Payment options which provide for a reduction in payment after the death of the Annuitant.
A 4.50% Assumed Investment Return (AIR) is used for the initial Variable Annuity Payment determination. This would produce level Annuity Payments if the Net Investment Factor remained constant at 4.50% per year. Subsequent Variable Annuity Payments will decrease, remain the same or increase depending upon whether the actual Net Investment Factor is less than, equal to, or greater than 4.50%. (See Section entitled “Value of the Annuity Unit”).
Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.
Amount of Subsequent Variable Annuity Payments
The dollar amount of the second and later Variable Annuity Payments is equal to the number of Annuity Units determined for each Sub-Account multiplied by the current Annuity Unit value for that Sub-Account. This dollar amount may increase or decrease from month to month.
Value of the Annuity Unit
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The value of an Annuity Unit for each Sub-Account of the Variable Annuity Account will vary to reflect the investment experience of the applicable Portfolio(s). It will be determined by multiplying:
(a) the value of the Annuity Unit for that Sub-Account for the preceding Valuation Date by;
(b) the Net Investment Factor (as defined in “Special Terms”) for that Sub-Account for the Valuation Date for which the Annuity Unit value is being calculated; and by
(c) a factor that neutralizes the Assumed Investment Return. This factor reverses the Assumed Investment Return (AIR) which is used to calculate the initial variable payment and Annuity Units. It substitutes the performance of the underlying Funds in place of the AIR to determine the increase or decrease in the value of the Annuity Units.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2023 and 2022, and for each of the years in the three-year period ended December 31, 2023, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
The financial statements of Variable Annuity Account as of December 31, 2023 and for the year or period then ended, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Variable Annuity Account engage KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 as their independent registered public accounting firm.
Registration Statement
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference
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is made to such instruments as filed. The December 31, 2023 financial statements of the Separate Account and the December 31, 2023 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS https://www.sec.gov/Archives/edgar/data/768609/000110465924045066/tm243920d4_nvpfs.htm filed with the SEC.
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PART C
Other Information
Item 27. Financial Statements and Exhibits

Exhibit Number	Description of Exhibit
(a)
The Resolution of the Board of The Minnesota Mutual Life Insurance Company’s Executive Committee
of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this Exhibit 24(c)(1) to Variable Annuity Account’s Form N-4, File Number 333-111067, Post
Effective Amendment Number 1, is hereby incorporated by reference..

(b)	Not Applicable.
(c)(1)
The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
Securian Financial Services, Inc., previously filed on April 27, 2009, as Exhibit 24(c)(3) to Registrant’s
Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

(c)(2)
The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

(c)(3)
Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian
Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as Exhibit
24(c)(3)(c) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 12, is hereby incorporated by reference.

(c)(4)
Charges to the Variable Account Amendment Form Number ICC22-70708 previously filed on
August 25, 2022 as Exhibit 24(c)(4) to Variable Annuity Account’s Form N-4, File Number 333-233295,
Post-Effective Amendment Number 8, is hereby incorporated by reference.

(d)(1)
The Flexible Payment Deferred Variable Annuity Contract, ICC20-70632 previously filed on October 15,
2020 as Exhibit 24(b)4(a) to Variable Annuity Account’s Form N-4, File Number 333-233295,
Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(2)
Premier Protector Death Benefit Rider, 16-70307 Rev 10-2020 previously filed on October 15, 2020 as
Exhibit 24(b)4(b) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(3)
Return of Purchase Payments Death Benefit Rider, ICC19-70508 Rev 10-2020 previously filed on
October 15, 2020 as Exhibit 24(b)4(c) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(4)
The Enhanced Liquidity Option, ICC20-70634 previously filed on October 15, 2020 as Exhibit
24(b)4(d) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(5)
Point-to-Point Indexed Accounts Endorsement, ICC20-70633 previously filed on October 15, 2020 as
Exhibit 24(b)4(e) to Variable Annuity Account’s Form N-4, File Number 333-233295, Post-Effective
Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(6)
Hospital, Medical Care and Terminal Illness Waiver Endorsement, ICC19-70510 Rev 10-2020 previously filed on October 15, 2020 as Exhibit 24(b)4(f) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(d)(7)
Individual Retirement Annuity Endorsement – Traditional and SEP Annuity, Form 09-70161 previously filed on April 27, 2023 as Exhibit 24(b)(d)(7) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(d)(8)
Individual Retirement Annuity Endorsement – Roth Annuity, Form 09-70164 previously filed on
April 27, 2023 as Exhibit 24(b)(d)(8) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

(d)(9)
Premier Protector Death Benefit Rider – Form 16-70307 previously filed on April 27, 2023 as Exhibit
24(b)(d)(9) to Variable Annuity Account’s Form N-4, file Number 333-233295,Post-Effective
Amendment Numbers 10 and 376, is hereby incorporated by reference.

(d)(10)
Point-to-Point with Spread Indexed Accounts Endorsement, Form ICC22-70696 previously filed on
April 27, 2023 as Exhibit 24(b)(d)(10) to Variable Annuity Account’s Form N-4, file Number
333-233295,Post-Effective Amendment Numbers 10 and 376, is hereby incorporated by reference.

(e)
MultiOption Momentum Individual Variable Annuity Application, ICC20-70635 previously filed on
November 19, 2019 as Exhibit 24(b)5(a) to Variable Annuity Account’s Form N-4, File Number
333-233295, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(f)(1)
The Restated Certificate of Incorporation previously filed on October 21, 2003 as Exhibit 27(f)(1) to
Variable Annuity Account’s Form N-4, File Number 333-109853, Initial Registration Statement, is
hereby incorporated by reference.

(f)(2)
The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life
Account’s Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is
hereby incorporated by reference.

(g)(1)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and RGA Reinsurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (1) to Minnesota Life Individual Variable Universal Life
Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(g)(2)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and The Canada Life Assurance Company dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (2) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(g)(3)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and Munich American Reassurance Company dated November 1,
2017, previously filed on November 8, 2022 as exhibit 30 (g) (3) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(g)(4)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and SCOR Global Life USA Reinsurance Company dated
November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (4) to Minnesota Life
Individual Variable Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

(g)(5)
Automatic/Facultative YTR Reinsurance Agreement among Minnesota Life Insurance Company,
Securian Life Insurance Company and Swiss RE Life & Health America Inc. dated November 1, 2017, previously filed on November 8, 2022 as exhibit 30 (g) (5) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-266437, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

(h)(1)
Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc., previously filed on September 30, 2014 as Exhibit 24(b)(8)(a) to Variable Annuity Account’s Form N-4, File
Number 333-182763, Post-Effective Amendment Number 8 and 239, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(2)
Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance
Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6,
File Number 33-3233, Post-Effective Amendment Numbers 32, on April 27, 2012, is hereby incorporated by reference.

(h)(3)
Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life
Insurance Company filed on February 27, 2003 as Exhibit 27(h)(2)(i) to Minnesota Life Variable
Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is
hereby incorporated by reference.

(h)(3)(i)
Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors, Inc. and Minnesota Life Insurance Company, previously filed on February 27, 2003 as
Exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number
33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(ii)
Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and
Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit 27(h)(2)(iii) to Minnesota
Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment
Number 10, is hereby incorporated by reference.

(h)(3)(iii)
Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series,
Janus Distributors, Inc. and Minnesota Life Insurance Company, filed on February 27, 2003 as Exhibit
27(h)(2)(iv) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496,
Post-Effective Amendment Number 10, is hereby incorporated by reference.

(h)(3)(iv)
Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v)
to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective
Amendment Number 14, is hereby incorporated by reference.

(h)(3)(v)
Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(3)(vi)
Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as Exhibit
24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(3)(vii)
Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242,
Post-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(3)(viii)
Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit
26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 36, is hereby incorporated by reference.

(h)(3)(viiii)
Second Amendment to Fund Participation Agreement among Minnesota Life Insurance Company, Janus
Aspen Series and Janus Distributors US LLC. dated May 1, 2023 previously filed as Exhibit
30(h)(6)(iv) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604,
Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(4)
Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is
hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(4)(i)
Amendment to Participation Agreement among Minnesota Life Insurance Company, Variable Insurance
Product Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, Variable
Insurance Products Fund IV, and Variable Insurance Products Fund V and Fidelity Distributors
Company LLC. dated May 1, 2023 previously filed as Exhibit 30(h)(3)(iii) to Minnesota Life Individual
Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is
hereby incorporated by reference.

(h)(5)
Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian
Financial Services, Inc., previously filed on July 20, 2012 as Exhibit 24(c)(8)(d) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

(h)(6)
Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and
Trust Company filed on February 26, 2003 as Exhibit 24(c)(8)(v) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(6)(i)
First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and
State Street Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the
Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

(h)(7)
Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust
Company filed on February 26, 2003 as Exhibit 24(c)(8)(w) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(7)(i)
First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street
Bank and Trust Company previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life
Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(8)
Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota
Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(y) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(8)(i)
Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003 as
Exhibit 24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(8)(ii)
Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 29, 2003, as
Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(8)(iii)
Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on
April 26, 2005, is hereby incorporated by reference.

(h)(8)(iv)
Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(8)(v)
Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds,
Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit 24(c)(l)(v) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2,
is hereby incorporated by reference.

(h)(8)(vi)
Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life
Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(8)(vii)
Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(8)(viii)
Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(ix)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(8)(ix)
Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as exhibit 26(h)(5)(x)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(9)
Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota
Life Insurance Company, filed on April 29, 2003 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(9)(i)
Schedule A (as amended May 1, 2003) to Minnesota Life Insurance Company's Participation Agreement
filed on April 29, 2003 as Exhibit 24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(9)(ii)
Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit
24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(9)(iii)
Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as
Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 17, is hereby incorporated by reference.

(h)(9)(iv)
Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam
Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed
April 25, 2011 as exhibit 24(c)8(i)(iv) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(9)(v)
Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27,
2015 as Exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763,
Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

(h)(9)(vi)
Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management
Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as
Exhibit 24(b)(8)(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(9)(vii)
Sixth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management
Limited Partnership and Minnesota Life Insurance Company dated May 1, 2023 previously filed as
Exhibit 30(h)(13)(viii) to Minnesota Life Individual Universal Accounts’s Form N-6, File Number
333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(10)
Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(10)(i) to Minnesota Life
Variable Life Account’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is
hereby incorporated by reference.

(h)(10)(i)
Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance
Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30, 2003 as
Exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(10)(ii)
Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference

(h)(10)(iii)
Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(10)(iv)
Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as Exhibit
24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(10)(v)
Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective
April 30, 2010 filed on April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(11)
Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance
Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to
Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1,
is hereby incorporated by reference.

(h)(12)
Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life
Insurance Company, previously filed on April 30, 2003 as Exhibit 27(h)(11) to Minnesota Life Variable
Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(12)(i)
Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
2006, is hereby incorporated by reference.

(h)(12)(ii)
Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(k)(ii)
to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number
3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(12)(iii)
Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

(h)(12)(iv)
Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

(h)(13)
Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit 27(h)(13)(i) to
Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383, Post-Effective
Amendment Number 4, is hereby incorporated by reference.

(h)(13)(i)
Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit
27(h)(13)(ii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(13)(ii)
Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, filed on April 30, 2003 as Exhibit
27(h)(13)(iii) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(13)(iii)
Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(iv)
Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(v)
Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust,
Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(13)(vi)
Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as
Exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

(h)(13)(vii)
Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS
Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services
Company previously filed on April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(13)(viii)
Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(13)(ix)
Joinder to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
Services Company and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
Exhibit 24(c)8(l)(viv) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #28 and #182, is hereby incorporated by reference.

(h)(13)(x)
Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as Exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

(h)(13)(xi)
Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as Exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

(h)(14)
Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, filed on April 30,
2003 as Exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account’s Form N-6, File
Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(i)
Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable
Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company,
previously filed on April 30, 2003 as Exhibit 27(h)(14)(ii) to Registrant’s Form N-6, File Number
333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(ii)
Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed on
April 30, 2003 as Exhibit 27(h)(14)(iii) to Registrant’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, is hereby incorporated by reference.

(h)(14)(iii)
Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed as
Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

(h)(14)(iv)
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial
Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form
N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(14)(v)
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on
December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number
333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(14)(vi)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on
October 4, 2007 as Exhibit 24(c)8(m)(vi) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

(h)(14)(vii)
Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial
Services, Inc. effective August 16, 2010 filed on April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable
Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and
#171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(14)(viii)
Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

(h)(14)(ix)
Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

(h)(14)(x)
Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

(h)(14)(xi)
Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

(h)(15)
Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as
Exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account’s Form N-6, File Number
333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(15)(i)
Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

(h)(15)(ii)
Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 6,
on February 27, 2009, is hereby incorporated by reference.

(h)(15)(iii)
Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds
Variable Insurance Portfolios, and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit
24(c)8(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(15)(iv)
Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell
& Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(16)
Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van
Kampen Asset Management Inc., and Minnesota Life Insurance Company previously filed on April 29,
2003 as Exhibit 24(c)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Number 2, is hereby incorporated by reference.

(h)(16)(i)
Amendment Number one to the Agreement between Van Kampen Life Investment Trust, Van Kampen
Funds, Inc., Van Kampen Asset Management Inc., and Minnesota Life Insurance Company filed on
December 20, 2006 as Exhibit 24(c)(s)(i) to Variable Annuity Account’s Form N-4, File Number
333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(16)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van
Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management
previously filed on April 27, 2010 as Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(17)
Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus
Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company,
filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496,
Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(18)
Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and
Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form
N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

(h)(19)
Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment
Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)8(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(20)
Shareholder Information Agreement among American Century Investment Services, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(t) to Variable Annuity
Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(21)
Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as exhibit 24(c)8(u) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(22)
Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as Exhibit 24(c)8(v) to Variable Annuity
Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(23)
Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among
OppenheimerFunds Services, OppenheimerFunds Distributors, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as Exhibit 24(c)8(w) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(24)
Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited
Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)8(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

(h)(25)
Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc.,
Van Kampen Life Investment Trust, and Minnesota Life Insurance Company Agreement previously filed on September 6, 2007 as Exhibit 24(c)8(y) to Variable Annuity Account’s Form N-4, File Number
333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

(h)(26)
Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as
Exhibit 24(c)8(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(26)(i)
Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on
February 25, 2010 as Exhibit 24(b)8(aa)(i) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

(h)(26)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
previously filed on April 27, 2010 as Exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(26)(iii)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,,
previously filed as Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(iv)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
previously filed as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(v)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,,
previously filed as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(26)(vi)
Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

(h)(26)(vii)
Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement, is hereby incorporated by reference.

(h)(26)(viii)
Amendment Number Eight among Minnesota Life Insurance Company, ALPS Variable Investment Trust,
ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on February 23, 2021 as Exhibit
30(h)(2)(x) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
333-183590, Post-Effective Amendment Numbers 16 and 89, is hereby incorporated by reference.

(h)(25)(viiii)
Amendment Number Nine to Participation Agreement among Minnesota Life Insurance Company, ALPS
Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. dated
May 1, 2023 previously filed as Exhibit 30(h)(4)(xi) to Minnesota Life Individual Universal Accounts’s
Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

(h)(27)
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(27)(i)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

(h)(27)(ii)
Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(27)(iii)
Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(27)(iv)
Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment
Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)(8)(y)(iv) to Variable Annuity
Account's Form N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(27)(v)
Fifth Amendment to Participation Agreement among Minnesota Life Insurance Company, the Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management, Inc. dated May 1, 2023 previously filed as Exhibit 30(h)(9)(vi) to Minnesota Life
Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment
Number 34, is hereby incorporated by reference.

(h)(28)
Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger
Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)8(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 8, is hereby incorporated by reference.

(h)(28)(i)
Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger
Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number
333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(29)
Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global
Investors Distributors LLC and Minnesota Life Insurance Company filed on April 25, 2011 as Exhibit
24(c)8(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(29)(i)
Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota
Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
on April 24, 2013, is hereby incorporated by reference.

(h)(29)(ii)
Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File
Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(30)
PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between
Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed
April 25, 2011 as exhibit 24(c)8(ee) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(30)(i)
Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable
Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(31)
Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust
and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)8(ff) to
Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
and 171, is hereby incorporated by reference.

(h)(31)(i)
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO
Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC
and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on
April 27, 2012, is hereby incorporated by reference.

(h)(31)(ii)
Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota
Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
on April 24, 2013, is hereby incorporated by reference.

(h)(31)(iii)
Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit
24(b)(8)(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration
Statement, is hereby incorporated by reference.

(h)(32)
Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs &
Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(gg) to
Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
#26 and #171, is hereby incorporated by reference

(h)(32)(i)
Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota
Life Insurance Company previously filed on July 20, 2012 as Exhibit 24(c)8(dd)(i) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

(h)(32)(ii)
Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(32)(iii)
Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

(h)(33)
Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota
Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(33)(i)
Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P.
and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

(h)(34)
Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed April 25, 2011 as Exhibit 24(c)8(ii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

(h)(35)
Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds
Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and
American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
hereby incorporated by reference.

(h)(35)(i)
Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance
Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and
Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 35 on April 25, 2014, is hereby incorporated by reference.

(h)(35)(ii)
Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company,
Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and
Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015,
is hereby incorporated by reference.

(h)(36)
Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company filed on April 25,
2011 as Exhibit 24(c)8(kk) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

(h)(37)
American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life
Insurance Company previously filed on April 25, 2011 as exhibit 24(c)8(ll) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is
hereby incorporated by reference.

(h)(38)
Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights
Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit
24(c)8(mm) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Numbers 15 and 192, is hereby incorporated by reference.

(h)(38)(i)
Amendment to Distribution and Shareholder Services Agreement Among Northern Lights Variable Trust,
and Minnesota Life Insurance Company dated June 10, 2021 , previously filed as Exhibit 24(b)8(ii)(iv)
to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendments 15 and
358.

(h)(39)
Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota
Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as Exhibit 24(c)8(nn) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

(h)(39)(i)au
First Amendment to the Participation Agreement dated March 12, 2012 among Northern Lights Variable
Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance
Company dated October 8, 2012, previously filed on April 25, 2014 as Exhibit 24(c)8(kk)(i) to Variable
Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226,
is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(39)(ii)
Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern
Lights Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company dated
March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as Exhibit 24(c)
8(kk)(ii) to Variable Annuity Account’s Form N-4, File Number 333-182763, Post-Effective Amendment
Numbers 5 and 226, is hereby incorporated by reference.

(h)(39)(iii)
Third Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance
Company dated May 1, 2023 previously filed as Exhibit 30(h)(11)(viii) to Minnesota Life Individual
Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is
hereby incorporated by reference.

(h)(39)(iii)
Addendum to the Participation Agreement among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company previously filed on
October 15, 2020 as Exhibit 24(b)8(jj)(iii) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(h)(39)(iv)
Addendum to the Participation Agreement among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Advisers, Inc. and Minnesota Life Insurance Company previously filed on
October 15, 2020 as Exhibit 24(b)8(jj)(iii) to Variable Annuity Account’s Form N-4, File Number
333-233295, Post-Effective Amendment Numbers 2 and 248, is hereby incorporated by reference.

(h)(39)(v)
Amendment to Participation Agreement Among Northern Lights Variable Trust, Northern Lights
Distributors, LLC, ValMark Distributors LLC, ValMark Advisers, Inc., and Minnesota Life Insurance
Company dated August 12, 2021, previously filed as Exhibit 24(b)9(hh)(i) to Variable Annuity Account's
Form N-4, File Number 333-212515, Post-Effective Amendments 15 and 358.

(h)(40)
Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)8(z) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3,
is hereby incorporated by reference.

(h)(40)(i)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
previously filed April 27, 2010 as Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s Form
N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

(h)(40)(ii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 34, April 24, 2013, is hereby incorporated by reference.

(h)(40)(iii)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iii) to Variable Annuity Account's Form
N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(40)(iv)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)(8)(kk)(iv) to Variable Annuity Account's Form
N-4, File Number 333-233295, Initial Registration Statement, is hereby incorporated by reference.

(h)(40)(v)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company.
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc. dated
May 1, 2023 previously filed as Exhibit 30(d)(5) to Minnesota Life Individual Universal Accounts’s
Form N-6, File Number 333-144604, Post-Effective Amendment Number 34, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
(h)(41)
Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable
Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC,
previously filed on April 27, 2015 as Exhibit 24(b)8(mm) to Variable Annuity Account’s Form N-4, File
Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

(h)(42)
Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason
Investor Services, LLC, previously filed on April 27, 2015 as Exhibit 24(b)8(nn) to Variable Annuity
Account’s Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

(h)(43)
Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds
II, Inc., BlackRock Investments, LLC and Minnesota Life Insurance Company, previously filed on
April 28, 2021 as Exhibit (h)(43) to Variable Annuity Account's Form N-4, File Number 333-182763
Post-Effective Amendment Numbers 29 and 357, is hereby incorporated by reference.

(h)(44)
Distribution Agreement among BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds
II, Inc. and Minnesota Life Insurance Company, previously filed on April 28, 2021 as Exhibit (h)(44) to
Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 29
and 357, is hereby incorporated by reference.

(h)(45)
Administrative Services Agreement between BlackRock Advisors, LLC and Minnesota Life Insurance
Company, previously filed on April 28, 2021 as Exhibit (h)(45) to Variable Annuity Account's Form
N-4, File Number 333-182763 Post-Effective Amendment Numbers 29 and 357, is hereby incorporated by reference.

(h)(46)
Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services,
Inc. and Minnesota Life Insurance Company dated May 1, 2023 previously filed as Exhibit 30(h)(15) to
Minnesota Life Individual Universal Accounts’s Form N-6, File Number 333-144604, Post-Effective
Amendment Number 34, is hereby incorporated by reference.

(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of Caleb Nicholson, Esq.
(l)(1)	Consent of KPMG LLP.
(l)(2)	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
Item 28. Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer and Chief Privacy Officer
Matthew J. Bauler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services

Name and Principal Business Address	Position and Offices with Minnesota Life
Peter G. Berlute Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Affinity Solutions
Patrick J. Boyd Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Business Development
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Emily S. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Financial Planning and Analysis
Nicole R. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Consulting and Project Management
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Heidi R. Christopherson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Institutional Market Technology
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Advisor and Chief Strategy Officer
Ferenc Csatlos Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Operations
Jay D. Debertin CHS Inc. 5500 Cenex Drive Inver Grove Heights, MN 55077	Director
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Risk and Actuarial
Cary J. Felbab Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Retail Market Technology

Name and Principal Business Address	Position and Offices with Minnesota Life
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Individual Solutions
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Kristi L. Fox Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President and Chief Administrative Officer
James Fuller Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Employee Benefit Solutions
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Affinity Solutions
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
Becca Hagen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Talent Management
Darrin Hebert Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Chief Information Officer
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
Darryl R. Jackson Hendrick Automotive Group Suite 100 6000 Monroe Road Charlotte, NC 28212	Director

Name and Principal Business Address	Position and Offices with Minnesota Life
Lydia Jilek Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Voluntary Benefits
Elizabeth Johnson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions
Jacob D. Jones Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – Business Services
Sara Kaufman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – CFO Individual Solutions
Jill E. Kuykendall Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Information Security Officer
Jennifer Lastine Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Technology Infrastructure and Enterprise Solutions
Brent Lesmeister Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Distribution and Relationship Management, Group Benefits
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Marketing Officer
Renee D. Montz Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – CFO Group Benefits
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Treasurer
Karen Oberle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Total Rewards

Name and Principal Business Address	Position and Offices with Minnesota Life
Marnie Overman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Group Benefits
Christopher B. Owens Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Retail Life and Annuity Sales
Meagan M. Phillips Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Chief Risk Officer
Andrea Piepho Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Life and Annuity Product Development
Daniel P. Preiner Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Law
Jamie Proman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Strategy
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
David A. Seidel Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Chief Product and Revenue Officer
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Elizabeth A. Simermeyer Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director
Ross Stedman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Securian Business Services
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Human Resources
Kyle Strese Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary, Group National Account Underwriting

Name and Principal Business Address	Position and Offices with Minnesota Life
Elias J. Vogen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Operations Employee Benefits Solutions
Katia O. Walsh Chief Strategy and Artificial Intelligence Officer, Global Leadership Team Levi Strauss & Co. 115 Battery Street San Francisco, CA 94111	Director
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President, Controller and Chief Accounting Officer
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO
Item 29. Persons Controlled by or Under Common Control with the Depositor or Variable Annuity Account,
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:
Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
Emprean Holding Company, Inc. (Delaware)
1880 Reinsurance Company (Vermont)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Canada, Inc. (British Columbia, Canada)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)

Majority-owned subsidiaries of Allied Solutions, LLC (Indiana):
Allied Dispatch Solutions, LLC (Delaware)
Vero, LLC (Delaware)
Clauson Dealer Services, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC (Delaware):
Asset Allocation & Management Company, L.L.C. (Delaware)
Wholly-owned subsidiaries of Allied Dispatch Solutions, LLC (Delaware):
Dominion Automobile Association (2004) Limited (Ontario, Canada)
Auto Club of America, Corp. (Oklahoma)
Auto Help Line of America, Inc. (Oklahoma)
Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Armour Group Inc. (Ontario, Canada)
Canadian Premier Life Insurance Company (Ontario, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Valeyo Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Armour Group Inc. (Ontario, Canada):
Vehicle Armour Inc. (Ontario, Canada)
Integrated Warranty Services Inc. (Ontario, Canada)
Premium Services Group Inc. (Ontario, Canada)
Loan Armour Insurance Solutions, Inc. (Ontario, Canada)
VA Insurance Services Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiaries of Securian Financial Group, Inc.:
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.
Item 30. Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.
Insofar as indemnification for liability arising under the Securities Act of 1933 (”the Act”) may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Variable Annuity Account, pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Variable Annuity Account, have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Variable Annuity Account, of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Variable Annuity Account, in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Variable Annuity Account, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a)
Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)
Directors and Officers of Securian Financial Services, Inc:
Name and Principal Business Address	Positions and Offices with Underwriter
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Chief Executive Officer and President
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer, FINOP, and Principal Operations Officer
Lisa L. Stopfer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officerl

Name and Principal Business Address	Positions and Offices with Underwriter
Keri O’Brien Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Secretary
Renee D. Montz Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
(c)
All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$25,322,645	—	—	—
Item 32.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 33.  Management Services
None.
Item 34.  Fee Representation
Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and  has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 26th day of April, 2024.
VARIABLE ANNUITY ACCOUNT
(Registrant)
By: MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance
Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and  has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota, on the 26th day of April, 2024.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 26, 2024
* Mary K. Brainerd	Director	April 26, 2024
* Robert J. Ehren	Director	April 26, 2024
* Benjamin G. S. Fowke III	Director	April 26, 2024
* Sara H. Gavin	Director	April 26, 2024
* Eric B. Goodman	Director	April 26, 2024
* Renee D. Montz	Director	April 26, 2024

Signature	Title	Date
* Trudy A. Rautio	Director	April 26, 2024
* Bruce P. Shay	Director	April 26, 2024
* Katia O. Walsh	Director	April 26, 2024
* Warren J. Zaccaro	Director	April 26, 2024
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 26, 2024
/s/ John A. Yaggy John A. Yaggy	Vice President and Controller (chief accounting officer)	April 26, 2024
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 26, 2024
/s/ Renee D. Montz Renee D. Montz	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 26, 2024
* Pursuant to power of attorney dated February 15, 2023, a copy of which is filed herewith.

Exhibit Number	Description of Exhibit
(k).	Opinion and consent of Caleb Nicholson, Esq.
(l)(1).	Consent of KPMG LLP.
(l)(2).	Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.
I-1